File  Nos. 333-137411/811-08052

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 8	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 67	☒

(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT C

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA               98004

(Address of Depositor’s Principal Executive Offices)    (Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline M. Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering:

As Soon as Practicable after the effective date of this registration statement.

If appropriate, check the following:

             ☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On September 1, 2008, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:  Individual Flexible Premium Variable Annuity Contracts

Symetra Focus

Variable Annuity

issued by

SYMETRA SEPARATE
ACCOUNT C

and

SYMETRA LIFE
INSURANCE COMPANY

This prospectus describes an individual flexible premium deferred variable annuity contract, the Symetra Focus Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Dated: September 1, 2008

DWS INVESTMENTS VIT FUNDS

•  DWS Small Cap Index VIP - Class A Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•  Fidelity VIP Index 500 Portfolio - Initial Class

•  Fidelity VIP Money Market Portfolio - Initial Class

IBBOTSON ETF ALLOCATION SERIES

•  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I

•  Ibbotson Balanced ETF Asset Allocation Portfolio - Class I

•  Ibbotson Conservative ETF Asset Allocation Portfolio - Class I

•  Ibbotson Growth ETF Asset Allocation Portfolio - Class I

•  Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

•  Vanguard VIF - Balanced Portfolio

•  Vanguard VIF - High Yield Bond Portfolio

•  Vanguard VIF - International Portfolio

•  Vanguard VIF - Mid-Cap Index Portfolio

•  Vanguard VIF - REIT Index Portfolio

•  Vanguard VIF - Total Bond Market Index Portfolio

•  Vanguard VIF - Total Stock Market Index Portfolio

Symetra Focus Prospectus

You can allocate your contract cash value to Symetra Separate Account C ("Separate Account"), which invests in the Sub-accounts listed here. The Portfolio prospectuses for each of the Sub-accounts available through the Separate Account should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge.

To learn more about the Symetra Focus Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated September 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus (if you have received it in an electronic format) or a prospectus for any of the underlying Portfolios, by calling us at 1-800-796-3872 or writing us at: PO Box 3882, Seattle, WA 98124-3882. The table of contents for the SAI can be found at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Symetra Focus Prospectus

Qualified Contracts	21

Withdrawals from Roth IRAs and Roth TSAs	22

Withdrawal for Investment Adviser Fees	22

Non-qualified Contracts	22

Taxation of Annuity Payments	22

Optional Benefit Riders - Non-Qualified Contracts	23

Effect of Civil Unions	23

Exchanges	24

Diversification/Ownership	24

Tax Withholding	24

Federal Estate Taxes	24

Generation-Skipping Transfer Tax	24

Annuity Purchases By Non-Resident Aliens and Foreign Corporations	24

Foreign Tax Credits	25

Possible Tax Law Changes	25

7. ACCESS TO YOUR MONEY	25

Surrendering Your Contract	25

Repetitive Withdrawals	25

Withdrawal Restrictions	26

Minimum Value Requirements	26

8. OPTIONAL LIVING BENEFIT RIDERS	26

Capital Preservation Rider	26

Guaranteed Long Life Benefit Rider	28

9. DEATH BENEFIT & OPTIONAL DEATH BENEFIT RIDER	30

Standard Death Benefit and Age Extension Rider	30

Payment of Death Benefit	31

Death During the Accumulation Phase	32

Death During the Income Phase	32

10. OTHER INFORMATION	33

Symetra Life	33

Separate Account	33

Changes to the Separate Account	33

Distribution (Principal Underwriter)	33

Amendments to the Contract	34

Legal Proceedings	34

Right to Suspend Annuity Payments, Transfers, or Withdrawals	34

Reduction of Charges or Additional Amounts Credited	34

Website Information	35

Financial Statements	35

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION	35

APPENDIX A: CALCULATION OF SURRENDER AND WITHDRAWAL CHARGES	A-1

APPENDIX B: ACCUMULATION UNIT VALUE HISTORY	B-1

Symetra Focus Prospectus

DEFINED TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

Accumulation Phase	The period between the date we allocate your first Purchase Payment and the Annuity Date. During this phase, you can invest money in your contract.

Accumulation Unit	A unit of measure we use to calculate the value in a Sub-account during the Accumulation Phase.

Annuitant	The natural person on whose life annuity payments for this contract are based. You are the Annuitant unless you designate someone else before the Annuity Date.

Annuity Date	The date annuity payments begin under an annuity option. This date must be before the maximum annuitization date specified in your contract.

Annuity Unit	A unit of measure we use to calculate the value of variable annuity payments during the Income Phase.

Beneficiary	The person or entity designated to receive any contract benefits upon the Owner's death.

Business Day	Any day the New York Stock Exchange is open for regular trading.

Contract Date	The Business Day your initial Purchase Payment and all required information are received at Symetra Life. The Contract Date is identified on the contract data page.

Contract Value	The sum of the value of the Sub-accounts attributable to your contract.

Contract Year	A 12-month period starting on the Contract Date and each anniversary of that date.

Guaranteed Term	The term elected for the Capital Preservation Rider.

Income Phase	The period beginning on the Annuity Date during which the Payee receives annuity payments.

Long Life Benefit Annuitant	The natural person on whose life the Long Life Benefit Payments are based. The Long Life Benefit Annuitant must be the same as the Owner, unless the contract is owned by a non-natural Owner, then the Long Life Benefit Annuitant must be the initial Annuitant.

Long Life Benefit Commencement Date	The date of the first Long Life Benefit Payment.

Long Life Benefit Payment	Monthly payments under the Guaranteed Long Life Benefit Rider that begin on the Long Life Benefit Commencement Date and continue as long as the Long Life Benefit Annuitant is alive.

NYSE	The New York Stock Exchange.

Net Investment Factor	A unit of measure we use in calculating the daily change in Accumulation Unit value for each Sub-account.

Owner	The person or legal entity entitled to exercise all rights and privileges under the contract. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the contract. Any reference to Owner in this prospectus includes any joint Owner.

Payee	The person or persons designated by you to receive annuity payments and, if applicable, Long Life Benefit Payments under the contract.

Portfolios	The variable investment options in which the corresponding Sub-accounts invest.

Purchase Payment	An amount paid to Symetra Life for allocation under the contract, less any premium tax due at the time the payment is made.

Separate Account	Symetra Separate Account C, a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units and Annuity Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your contract generally refers to "Portfolios" when referring to Sub-accounts.

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SUMMARY

Topics in this Summary correspond to sections in the prospectus which discuss them in more detail.

THE ANNUITY CONTRACT

The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract (the "contract") is an agreement between you, the Owner, and Symetra Life Insurance Company ("Symetra Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the Sub-accounts available under the contract. Each Sub-account purchases the share of a corresponding underlying Portfolio. The value of the Sub-accounts can fluctuate up or down based on the investment performance of the underlying investments. Your investment in the Sub-accounts is not guaranteed and you may lose money. Your choices for the various Sub-accounts are found in Section 4.

The contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the Sub-accounts you selected. During the Income Phase, the Payee (you or someone you choose) will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of payments during the Income Phase.

We offer other variable annuity contracts that have different features. However, these other contracts also have different charges that would affect your Sub-account performance and Contract Value. To obtain more information about these other contracts, contact our Home Office, at the contact information shown below under "Inquiries."

ANNUITY PAYMENTS (INCOME PHASE)

You can select from one of five payment options: Life Annuity; Life Annuity with Guaranteed Period; Joint and Survivor Life Annuity; Joint and Survivor Life Annuity with Guaranteed Period; or Period Certain Annuity. This selection cannot be changed once you switch to the Income Phase. However, switching to the Income Phase does not affect the available investment options under a variable annuity option. You can choose to have fixed or variable payments, or both, for all options other than period certain options. You may choose only fixed payments for Period Certain Annuity options. Any portion of annuity payments that you elect to have as variable payments will be based on investment in the Sub-accounts and will vary in amount depending on investment performance.

PURCHASE

You can buy the contract with $10,000. You can add $10,000 or more as often as you like during the Accumulation Phase. Any Purchase Payment in excess of $1 million dollars requires our prior approval.

INVESTMENT OPTIONS

Currently, this contract offers 15 Portfolios through the Sub-accounts of Separate Account C. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. We reserve the right to add, combine, restrict or remove any Sub-account available as an investment option under your contract.

CHARGES & EXPENSES

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal a maximum of 1.35% annually of the average daily net assets of each Sub-account. The insurance charges are deducted daily and include: a mortality and expense risk charge which equals a maximum of 0.95% annually, and an asset related administration charge which equals a maximum of 0.40% annually.

Each Contract Year, we deduct an annual administration maintenance charge from your contract. The current charge is $40 and is waived if the value of your contract is $50,000 or more. The maximum charge is $50.

If you take more than 10% of your Contract Value out in a Contract Year, you may be assessed a surrender charge. The amount of this charge depends upon the length of time each Purchase Payment has been in your contract. The charge is based upon the amount withdrawn and starts at 7% from the date the Purchase Payment is made and declines until the eighth and later years of each Purchase Payment when there is no charge.

A separate withdrawal charge equal to $25 may apply to each withdrawal after the first in a Contract Year.

You can transfer between Sub-accounts up to 12 times per Contract Year free of a transfer charge. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer. Your transfers may be limited, however, by market timing and excessive trading policies and procedures.

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In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

There are also annual Portfolio expenses which vary depending upon the Portfolios you select. In 2007, these expenses ranged from 0.10% to 0.66%, after any fee waivers or expense reimbursements.

If you elect one or more of the optional benefit riders, we will deduct an additional charge. This charge will vary depending upon which optional benefit rider(s) you have elected. If you elect the Guaranteed Minimum Death Benefit - Age Extension ("GMDB - Age Extension"), we will deduct, on an annual basis, an additional charge of 0.10% of the average daily net assets of each Sub-account. If you elect the Capital Preservation Rider ("CPR"), we will deduct currently, on an annual basis, 0.95% for a 7-year guaranteed term and 0.60% for a 10-year guaranteed term, of the average daily net assets of each Sub-account. The maximum charge, on an annual basis, is equal to 2.25% for a 7-year guaranteed term and 1.75% for a 10-year guaranteed term.

If you elect the Guaranteed Long Life Benefit Rider ("GLLB Rider") we will deduct an additional charge for the first 10 Contract Years. Once elected, the GLLB Rider cannot be cancelled. The charge is expressed as a percentage of the first year Purchase Payments. The amount of the Long Life Benefit Payment that the GLLB Rider charge will purchase varies by the Long Life Benefit Annuitant's age and sex, the deferral period, the amount of the first year Purchase Payments, and current interest rates and mortality tables. This charge is shown in your contract. It will never be greater than the maximum charge of 5% of the Purchase Payments made to your contract in the first Contract Year. If, at the end of the first Contract Year, first year Purchase Payments are not enough to keep the originally calculated charge at or below the maximum GLLB Rider charge, then you will need to invest additional Purchase Payments or your Long Life Benefit Payment will be reduced permanently.

The Fee Table following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the Owner transaction expenses do not apply. See Section 5 - Charges & Expenses for a more detailed discussion.

TAXES

This description generally refers to the taxation of non- qualified contracts which are contracts issued outside of a qualified retirement plan. Generally, earnings and amounts equal to Purchase Payments are not taxed until you withdraw them from the contract. During the Accumulation Phase, if you take a withdrawal from a non-qualified contract you are taxed first on earnings. Earnings are taxed as ordinary income and do not qualify for lower rates applicable to long term capital gains and corporate dividends. Contracts issued in connection with certain retirement plans generally will result in taxable income even if there are no earnings in the contract. If you are younger than 59 1/2 when you withdraw money from the contract, you may be charged a 10% penalty on the taxable amount. During the Income Phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

ACCESS TO YOUR MONEY

You may withdraw money at any time during the Accumulation Phase unless you are restricted by requirements of a retirement plan. Each Contract Year, you can take up to 10% of the Contract Value without paying a surrender charge. Amounts in excess of 10% may be subject to a surrender charge. This charge varies based on the ages of your particular Purchase Payments. You may have to pay income taxes and tax penalties on any money you withdraw from the contract.

PERFORMANCE

The value of your contract will vary up or down depending upon the investment performance of the Sub-accounts you choose. Past performance is not a guarantee of future results.

DEATH BENEFIT & OPTIONAL DEATH BENEFIT RIDER

If you die prior to the Income Phase, we will pay a death benefit as described in Section 9 - Death Benefit & Optional Death Benefit Rider. The standard death benefit is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on your death benefit. The standard death benefit is provided through age 74 at no extra cost to you. If you are age 74 or younger at the time of death, the standard death benefit is equal to the greater of your Contract Value or 100% of your Purchase Payment minus applicable withdrawals and associated charges. If you are age 75 or older at the time of death, the standard death benefit is equal to your Contract Value. You may also elect an optional death benefit at the time you purchase your Contract. The Guaranteed Minimum Death Benefit Age Extension rider is also designed to protect your Contract Value from poor investment performance after age 74 by allowing you to extend the death benefit protection until age 95. See Section 9 - Death Benefit & Optional Death Benefit Rider for more information.

OPTIONAL LIVING BENEFIT RIDERS

If approved in your state, there are two optional living benefit riders available under this contract. You can elect one or both riders at the time of purchase.

You may purchase the Capital Preservation Rider ("CPR") on the date you purchase your contract or on any contract anniversary. The CPR provides for an additional amount to be added to your Contract Value at the end of either a 7- or 10-year term ("Guaranteed Term"), as chosen by you, if, at the end of the term, the Contract Value is less than a specified amount ("Guaranteed Base"). Each withdrawal, including the surrender charge, GLLB Rider charge (if applicable), and withdrawal

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charge, during the Guaranteed Term will reduce the Guaranteed Base. Withdrawals may reduce your Guaranteed Base by more than the dollar amount of the withdrawal. The CPR is designed to protect you from poor investment performance while you are living. Under this rider, your investment allocations will be limited and you must allocate all your Purchase Payments and Contract Value to the Sub-accounts designated under this rider. The allocations required for this rider may not be appropriate for all investment needs. See Section 8 - Optional Living Benefit Riders for more information.

You may also purchase the Guaranteed Long Life Benefit rider ("GLLB Rider") on the date you purchase the contract. The rider is not available for "qualified contracts," as described below. The GLLB Rider guarantees that if the Long Life Benefit Annuitant is alive on the Long Life Benefit Commencement Date, we will make periodic payments as long as the Long Life Benefit Annuitant is living. The Long Life Benefit Payments are separate from and in addition to any annuity payments if you choose to annuitize your contract. See Section 8 - Optional Living Benefit Riders for more information. The GLLB Rider is available only for contracts owned by one Owner. If the contract is owned by a non-natural Owner, only one Long Life Benefit Annuitant may be named, and the Long Life Benefit Annuitant must be the initial Annuitant.

OTHER INFORMATION

Right to Examine. If you cancel the contract within 10 days after receiving it (or any longer period that is required in your state), we will send your money back without assessing a surrender charge or any other charges. You will receive:

•  whatever your contract is worth on the day we receive your request which may be more or less than your original Purchase Payment;

•  a return of Purchase Payments; or

•  the greater of the two, depending on state law requirements or if your contract is an Individual Retirement Annuity ("IRA"), ROTH IRA, SIMPLE IRA or SEP IRA.

Transactions. Under the following strategies, you can initiate transfers or withdrawals as desired or schedule them in advance. These are available at no additional charge.

•  Dollar Cost Averaging: You may elect to automatically transfer a set amount from any Sub-account to any of the other Sub-accounts monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

•  Appreciation Sweep: If your balance in the Fidelity VIP Money Market Portfolio is at least $10,000, you may elect to have interest from earnings (if any) from the Fidelity VIP Money Market Portfolio automatically swept monthly, quarterly, semi-annually, or annually into any other Sub-account of your choice.

•  Sub-account Rebalancing: If your Contract Value equals or exceeds $10,000, you may elect to have each Sub-account rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages.

•  Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the Accumulation Phase. Any money you receive may result in contract charges, income taxes, and tax penalties.

Qualified Contracts. You may purchase the contract as an Individual Retirement Annuity ("IRA"), Roth IRA, SIMPLE IRA, SEP IRA, Tax Sheltered Annuity ("TSA"), Roth TSA or Deferred Compensation Plan ("457"), which we also refer to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not have to purchase an annuity contract to obtain the same type of tax deferral as provided by other qualified retirement arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax adviser to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you. Access to amounts held in qualified contracts may be restricted or prohibited.

Exchanges. It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with a purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower), and the benefits will probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).

State Variations. Certain provisions of the contract may be different from the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

INQUIRIES

If you need more information, please contact us at our "Home Office":

Symetra Life Insurance Company
777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

1-800-796-3872
http://www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning, and surrendering the contract. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

The Owner Transaction Expenses table describes the fees and expenses that you will pay when you make withdrawals or transfer money between Sub-accounts. State Premium Taxes may also be deducted.

OWNER TRANSACTION EXPENSES	AMOUNT DEDUCTED
SURRENDER CHARGE (1) (2) (3) (As a percentage of the Purchase Payment withdrawn based on complete years elapsed since the receipt of the Purchase Payment )	Years Elapsed: Percentage:	0 7%	1 7%	2 7%	3 6%	4 6%	5 5%	6 4%	7 0%

WITHDRAWAL CHARGE (4) (Assessed for each withdrawal after the first withdrawal in a Contract Year)	$ 25

TRANSFER CHARGE (Assessed for each transfer in excess of 12 transfers in a Contract Year)	$10 or 2% of amount transferred whichever is less

(1)  Surrender charges may be reduced if contracts are sold to a large group of individuals.

(2)  The aggregate of the surrender charge and withdrawal charge will not exceed 9% of Purchase Payments.

(3)  We eliminate this charge for individual retirement annuities purchased with rollovers of $20,000 or more from employer-sponsored plans that own group variable annuities issued by us.

(4)  We eliminate this charge for withdrawals taken through EFT, annuity payments, repetitive withdrawals or if you withdraw the entire Contract Value.

The Periodic Charges table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES Shown As An Annual Rate or Amount (Not Including Portfolio Operating Fees and Expenses or Optional Benefit Charges)	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
ANNUAL ADMINISTRATION MAINTENANCE CHARGE (5) (Deducted from Contract Value)	$50	$40
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average daily net assets of each Sub-account/deducted daily)
Mortality And Expense Risk Charge	0.95%	0.95%
Asset Related Administration Charge (6)	0.40%	0.40%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	1.35%	1.35%

(5)  We do not deduct this charge if the Contract Value is at least $50,000 when the deduction is to be made.

(6)  The asset-related administration charge is based upon your Contract Value as of the start of each Contract Year. Your asset-related administration charge may be less than the maximum charge of 0.40%. Please see the chart below for the range of charges.

ASSET-RELATED ADMINISTRATION CHARGE (deducted daily and shown here as an annual rate)
Contract Value	$0 to $99,999.99	$100,000.00 to $249,999.99	$250,000.00 to $499,999.99	$500,000.00 to $999,999.99	$1 million or more
Charge	0.40%	0.35%	0.25%	0.15%	0.05%

The Charges For Optional Benefit Riders table below describes the fees and expenses that you would pay if you added optional benefits to your contract.

ANNUAL CHARGES FOR OPTIONAL BENEFIT RIDERS (as a percentage of the average daily net assets of each Sub-account)	MAXIMUM CHARGE	CURRENT CHARGE
GUARANTEED MINIMUM DEATH BENEFIT AGE EXTENSION	0.10%	0.10%
CAPITAL PRESERVATION RIDER
7-Year Guaranteed Term	2.25%	0.95%
10-Year Guaranteed Term	1.75%	0.60%
	MAXIMUM CHARGE (deducted annually on each contract anniversary for the first 10 Contract Years)
GUARANTEED LONG LIFE BENEFIT RIDER (as a percentage of Purchase Payments) (7)	5% of Purchase Payments received in the first Contract Year

(7)  The actual dollar amount deducted for the charge and its percentage of first year Purchase Payments will vary for each contract based on the amount of the Long Life Benefit Payment selected, the Long Life Benefit Annuitant's age and sex, the deferral period chosen, the amount of the first year Purchase Payments, and current interest rates and mortality tables. We will reduce your Long Life Benefit Payment on the first contract anniversary if Purchase Payments received by this date would cause you to exceed the maximum 5% charge. Please see the "Optional Benefit Charges" sub-section of Section 5, "Charges and Expenses" of this prospectus for more details.

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The Total Annual Portfolio Expense Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the contract. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2007. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio are contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (8)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.10%	110.50	% (9)
Range of total annual portfolio operating expenses (after any waiver or expense reimbursement) (10)	0.10%	0.66%

(8)  We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees which may be imposed by any underlying Portfolio.

(9)  The highest fee and expense of the underlying Portfolios is equal to 110.50%, which is unusually large for year ended December 31, 2007. The high fee and expense figure is due to the Ibbotson Conservative ETF Asset Allocation Portfolio offered under the contract which is new and has unusually high expenses, before any contractual fee waivers or expense reimbursement arrangements, due to start-up costs and relatively small asset size.

(10)  The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2009. Advisers to certain Portfolios offered in the contract agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, Separate Account annual expenses (including the mortality and expense risk charge, the asset-related administration charge and if applicable any additional riders), and the Portfolio fees and expenses.

For purposes of calculating the examples, we use an average annual administration maintenance charge based on the charges paid in 2007. We based annual expenses of the underlying Portfolios on data provided by the Portfolio companies for the year ended December 31, 2007. The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfers or partial withdrawals. The examples do not take into consideration any fee waiver or reimbursement arrangements of the underlying Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. We did not independently verify the data provided; but we did prepare the examples.

Different fees may be imposed during the Income Phase. Please see Section 5 - Charges & Expenses for a more detailed description.

The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary and may be more or less than 5%.

EXAMPLES WITH ALL RIDERS (1)

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that you elect all optional benefit riders available under the contract and your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS. (2)

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$7,631	$10,253	$10,385	$10,402

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$7,452	$10,244	$10,384	$10,402

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THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$1,508	$3,215	$4,758	$7,825

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$903	$2,660	$4,353	$7,825

(1)  The examples are based on the maximum charge of 2.25% for the CPR, 0.10% for the GMDB - Age Extension Rider, and 5% for the Guaranteed Long Life Benefit Rider. The amount of Long Life Benefit Payment that the GLLB Rider charge of 5% will purchase will vary by contract and is based on the Long Life Benefit Annuitant's age and sex, the deferral period chosen, the amount of the first year Purchase Payments, and current interest rates and mortality tables.

(2)  Because the examples do not take into consideration any fee waiver or expense reimbursement arrangements underlying the Portfolios, the highest fees and expenses of any of the underlying Portfolios is unusually high and equal to 110.50%, for year ended December 31, 2007. The high fee and expense figure is due to the Ibbotson Conservative ETF Asset Allocation Portfolio offered under the contract which is new and has unusually high expenses, before any contractual fee waivers or expense reimbursement arrangements, due to start-up costs and relatively small asset size. If fee waiver and reimbursement arrangements had been taken into consideration for the examples, the highest expense of any of the underlying Portfolios would have been 0.66%.

EXAMPLES WITH STANDARD FEATURES

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS. (3)

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$7,090	$10,061	$10,409	$10,456

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$6,875	$10,036	$10,407	$10,456

THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period

1 Year	3 Years	5 Years	10 Years
$803	$1,168	$1,452	$1,774

If The Contract Is Not Surrendered or Is Annuitized

1 Year	3 Years	5 Years	10 Years
$151	$470	$811	$1,774

(3)  Because the examples do not take into consideration any fee waiver or expense reimbursement arrangements underlying the Portfolios, the highest fees and expenses of any of the underlying Portfolios is unusually high and equal to 110.50%, for year ended December 31, 2007. The high fee and expense figure is due to the Ibbotson Conservative ETF Asset Allocation Portfolio offered under the contract which is new and has unusually high expenses, before any contractual fee waivers or expense reimbursement arrangements, due to start-up costs and relatively small asset size. If fee waiver and reimbursement arrangements had been taken into consideration for the examples, the highest expense of any of the underlying Portfolios would have been 0.66%.

CONDENSED FINANCIAL INFORMATION

Appendix B contains Accumulation Unit Value history for the Sub-accounts.

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1. THE ANNUITY CONTRACT

This prospectus describes a variable annuity contract offered by Symetra Life.

The annuity contract is an agreement between Symetra Life and you, the Owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the Accumulation Phase. Once you begin receiving annuity payments, your contract is in the Income Phase.

Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended ("Code"). You can change your investment allocation or transfer between Sub-accounts without paying tax on contract earnings until you withdraw money from the contract.

The contract is called a variable annuity because you can choose among the available Sub-accounts. Each Sub-account invests in a corresponding Portfolio and you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you select affects the value of your contract and, therefore, affects the amount of the annuity payments available at the time of annuitization. Investment performance of the Sub-account(s) also impacts the amount of any variable annuity payments. You may also choose fixed annuity payments. Unlike variable annuity payments, once the Income Phase begins fixed annuity payments are not affected by the investment performance of the Sub-accounts.

OWNER

The Owner ("you") is as shown on the contract application, unless changed. You, as the Owner, may exercise all ownership rights under the contract. The contract must be issued prior to the Owner reaching the maximum issue age as stated in the contract. In certain situations, we may preserve a younger age on your contract. If your birthday falls between the application date and the Contract Date, we will issue the contract based upon your age as of the application date if requested by you and subject to state regulations.

A non-qualified contract can be owned by joint Owners unless you have purchased the contract with the GLLB Rider. Each joint Owner has equal ownership rights and must exercise those rights jointly, unless both joint Owners direct us otherwise in writing. Naming joint Owners can have a negative impact on the death benefit. See Section 9 - Death Benefit and Optional Death Benefit Rider.

An Owner who is a non-natural person (e.g., a corporation or a trust) may not name a joint Owner. You may change the Owner or joint Owner by sending us a signed and dated request. If you designate someone else as Owner, that person must not have been older than the maximum issue age on the Contract Date. Unless you specify otherwise, a change in ownership is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice.

Use care when naming joint Owners and Beneficiaries and consult your agent or other adviser if you have questions.

ANNUITANT

The Annuitant is the person or persons on whose life/lives annuity payments are based. You are the Annuitant unless you designate someone else before the Annuity Date. If you designate someone else as Annuitant, that person must not be older than the maximum issue age as stated in the contract on the Contract Date. Owners who are non-natural persons (e.g., corporations or trusts) may not change the Annuitant. If a non-natural Owner chooses the GLLB Rider, then the Annuitant will also be the Long Life Benefit Annuitant. Annuity payments must begin prior to the Annuitant reaching the maximum annuitization age as stated in the contract.

PAYEE

The Payee is the person or persons designated by you to receive annuity payments under the contract. If the GLLB Rider is elected, the Payee would receive any Long Life Benefit Payments under the rider. You are the Payee unless you designate another person as the Payee. As the Owner, you may change the Payee at any time.

BENEFICIARY

The Beneficiary is the person or entity that is entitled to receive a benefit as described in Section 9 - Death Benefit & Optional Death Benefit Rider. You initially name the Beneficiary on your contract application and it can be changed at any time (by sending a signed and dated request) unless you have designated the Beneficiary as irrevocable. An irrevocable Beneficiary must consent in writing to any change. A new Beneficiary designation revokes any prior designation and is effective when signed by you. We are not responsible for the validity of any Beneficiary designation nor for any actions we may take prior to receiving and recording a Beneficiary change. In the case of certain contracts issued in connection with retirement plans, the retirement plan may prescribe certain limitations on the designation of a Beneficiary. After your death, the Beneficiary has the right to receive the death benefit or to change the Payee for remaining annuity payments. Thus, Beneficiaries should notify us of a death as promptly as possible.

ASSIGNMENT

You can assign the contract unless restricted by applicable law; however, the new Owner can not be older than the maximum issue age on the Contract Date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. If this contract is assigned, we will treat it as a change of ownership and all rights will be transferred. We are not bound by any assignment unless it is in writing. Assignments are effective on the date you sign the notice of assignment, subject to all payments made and actions we take before we receive a signed copy of the assignment form at our Home Office. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

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Assigning the contract or changing the Owner can have a negative impact on the death benefit. See Section 9 - Death Benefit and Optional Death Benefit Rider.

If your contract is an Individual Retirement Annuity ("IRA") or otherwise issued in connection with a tax-qualified retirement plan, your ability to assign the contract may be limited.

2. ANNUITY PAYMENTS (INCOME PHASE)

You can switch to the Income Phase at any time after the contract has been in effect for one year by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. However, the Income Phase will start no later than the maximum annuitization age of 95, or earlier if required by law and certain restrictions may apply under some retirement plans.

During the Income Phase, the Payee (you or someone you choose) will receive annuity payments beginning on the Annuity Date. You name the Payee when you elect an annuity option and you may change the Payee designation at any time by writing to us. You may select or change an annuity option at any time prior to switching to the Income Phase by completing an election form that you can request in writing or by phone from us at any time or by downloading the form from our web site. Some retirement plans and/or contract versions require that the Annuitant be the Owner and Payee once annuity payments begin.

Switching to the Income Phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the Accumulation Phase. During the Income Phase, you cannot add Purchase Payments, make withdrawals, change or add an Annuitant, change the annuity option, or change between fixed and variable annuity payments. When the contract switches to the Income Phase, the guaranteed minimum death benefit will no longer be applicable and there will generally be no death benefit. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences. If premium taxes are required by state law, these taxes will be deducted from your Contract Value before the annuity payments are calculated.

Annuity payments will begin on the earlier of:

•  the first available payment date after you elect to begin annuity payments;

•  the latest Annuity Date specified in your contract; or

•   a different Annuity Date if required by law.

You may choose one of the options listed below and (other than the Period Certain Annuity) may choose whether annuity payments will be made on a fixed basis, variable basis, or both. Period certain annuities are available only on a fixed basis. If you don't choose an annuity option, payments will be made on a variable basis. Annuity options made on a variable basis convert Accumulation Units to Annuity Units on the date you switch to the Income Phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the Statement of Additional Information (SAI) for additional information.

The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the Annuitant's age at the time you switch to the Income Phase, and, under some contracts, the Annuitant's sex. If you choose a life annuity option, the number of annuity payments the Payee receives depends on how long the Annuitant lives, not the Annuitant's life expectancy. The available annuity options are as follows:

Life Annuity. The Payee receives monthly annuity payments as long as the Annuitant is living. Annuity payments stop when the Annuitant dies. There is no minimum number of payments with this option.

Life Annuity with Guaranteed Period. The Payee receives monthly annuity payments for the longer of the Annuitant's life or a guaranteed period of five or more years, as selected by you and agreed to by us. Annuity payments stop on the later of the date the Annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher annuity payments during the Annuitant's life and fewer or no remaining guaranteed payments to the Payee. If the Annuitant dies before the guaranteed payments have been made, the remaining payments will be made to the Payee. As an alternative to monthly payments, the Payee may elect to have the variable payments remaining commuted at the assumed interest rate of 4% and paid in a single lump sum. This alternative is not available for fixed payments.

Joint and Survivor Life Annuity. The Payee receives monthly annuity payments as long as the Annuitant is living. After the Annuitant dies, the Payee receives a specified percentage of each annuity payment as long as the joint Annuitant is living. Annuity payments stop the later of the date the Annuitant dies or the date the joint Annuitant dies. You name the joint Annuitant and payment percentage at the time you elect this option and they can not be changed once the contract is issued. Choosing a lower percentage amount to be paid after the death of the Annuitant and while the joint Annuitant is living results in higher payments while both Annuitants are living.

Joint and Survivor Life Annuity with Guaranteed Period: The Payee receives annuity payments for the longer of the Annuitant's life, the joint Annuitant's life or a guaranteed period of 5 or more years, whichever is longer. If the Annuitant dies before the period ends, the full benefit amount will continue to be paid to the Payee until the period ends. If the joint Annuitant is alive when the guaranteed period ends, a percentage of the payment amount will continue to be paid to the Payee as long as the joint Annuitant is alive. You name the joint Annuitant,

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Payee and payment percentage at the time you elect this option. The joint Annuitant and payment percentages cannot be changed once the contract is issued. Choosing a lower percentage amount to be paid after the death of the Annuitant and while the joint Annuitant is living results in higher payments while both Annuitants are living. If both the Annuitant and joint Annuitant die before the end of the guaranteed period, the remaining payments will be made until the end of the guaranteed period to the Payee, unless you designate a new Payee.

Period Certain Annuity. The Payee receives monthly annuity payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the Annuitant's life. This payout option is available only as a fixed annuity.

If you do not choose an annuity option at least 30 days before the latest Annuity Date specified in your contract, we will make variable annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

You may choose to have annuity payments made on a monthly, quarterly, semi-annual or annual basis. If state law allows, we may choose to distribute your Contract Value of $2,000 or less in a lump sum rather than providing you annuity payments. We also reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

Proof of Age or Sex: We may require proof of age or sex before beginning annuity payments that are based on life. If the age or sex of any Annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We will not credit interest on underpayments or charge interest on overpayments. We may require evidence satisfactory to us that an Annuitant is living before we make any payment.

Variable Annuity Payments. Any portion of annuity payments based on investment in the Sub-accounts will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the Annuity Date you switch to the Income Phase.

If you choose to have any portion of annuity payments based on investment in the Sub-accounts, the dollar amount of each payment will depend on:

•  the value of your contract in the Sub-accounts as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the Annuity Date (if the NYSE is not open on that date, the calculation will be made on the next Business Day);

•  an assumed investment return; and

•  the investment performance of the Sub-accounts you selected.

Your contract contains a Variable Annuity Purchase Rate Table that we use to determine the amount of the first annuity payment under your contract. The tables are based on an annual investment return of 4% and the Annuity 2000 Mortality Table. The amount of the first annuity payment is generally determined on the basis of the annuity option selected, the annuity purchase rate (as shown in your contract's Variable Annuity Purchase Rate Table), the age and sex of the Annuitant, and the Annuity Date. If actual investment performance of the Sub-accounts exceeds the assumed investment return of 4%, the value of Annuity Units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of Annuity Units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the Sub-accounts will affect the amount of annuity payments. For more information, please see the SAI.

Fixed Annuity Payments. The dollar amount of fixed annuity payments does not vary with investment performance, therefore, each payment amount will stay the same. Annuity payments under all life annuity options will be determined by applying the Contract Value or a portion of the Contract Value to purchase fixed annuity payments to the Fixed Annuity Purchase Rate Table shown in your contract, or the current rates at that time if more favorable to you.

CHANGING SUB-ACCOUNTS DURING THE INCOME PHASE

After you switch to the Income Phase and while you are receiving variable annuity payments, you may request to change Sub-account elections only once a month. We make all annuity payments on the 1st of the month, and those payments are calculated based on the unit value as of the close of the NYSE on the 15th of the preceding month. Once we have calculated the amount of your annuity payment for the current month, we determine the amount of Annuity Units in the newly elected Sub-account which that amount will purchase. The number of units in the new Sub-account will be used to determine future annuity payments, unless another allocation change is requested. Your payment will not change amounts in the current month, however, future payments will be based upon the new selection thereafter.

Example: Assume that your variable annuity payments have been based on allocations in Sub-account A and you have 20 units. When we calculate your payment, we determine that the value of an Accumulation Unit for Sub-account A on the close of the NYSE on the 15th of the month is $35.00. We then multiply the 20 units held on the 15th by the unit value of $35.00 and calculate a payment to you in the amount of $700. This is the amount of your payment for the month.

We then make your allocation change to Sub-account B, and determine the number of units in Sub-account B is

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worth $700. Assuming the unit value of Sub-account B is $25.00, you will now have 28 units in Sub-account B ($700 divided by $25 = 28). For future months, your payments will be based upon the 28 units held in Sub-account B multiplied by the unit value of Sub-account B. Therefore, your payments will fluctuate based on the performance of Sub-account B.

3. PURCHASE

PURCHASE PAYMENTS

You may purchase a contract with a minimum initial Purchase Payment of $10,000. Additional Purchase Payments of $10,000 or more may be added at anytime during the Accumulation Phase. We will not accept any Purchase Payments that are less than $10,000. For IRAs and Roth IRAs, because the minimum Purchase Payment we accept exceeds the contribution limits for IRAs and Roth IRAs, only rollover contributions are accepted.

Any Purchase Payment in excess of $1 million requires our prior approval.

Initial Purchase Payments: Initial Purchase Payments must be forwarded to our Home Office and are normally credited to your contract within two Business Days of our receipt. Processing of initial Purchase Payments may be delayed by circumstances outside our control, for example, if your registered representative does not forward your application and initial Purchase Payment to us promptly. If your initial Purchase Payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five Business Days, we will either return your initial Purchase Payment or get your or your registered representative's permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will reject your application and return the initial Purchase Payment to you. In most situations, your Contract Date is the date your initial Purchase Payment and all required information are received at our Home Office. We reserve the right to refuse any application or initial Purchase Payment. If we refuse an application and initial Purchase Payment, we will return it to you within five Business Days.

Additional Purchase Payments: Additional Purchase Payments may be made at any time by sending them to our Home Office and should include your account number. Additional Purchase Payments made by check, mailed to our Home Office and received with all the information we need to process them are credited to your contract on the same Business Day as received by us. However, if your Purchase Payment is received at our Home Office after the close of the NYSE, any portion to be allocated to the Sub-accounts will be credited the next Business Day. Processing of Purchase Payments may be delayed by circumstances outside our control - for example, if your registered representative does not forward your Purchase Payments to us promptly. In addition, if your Purchase Payment is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five Business Days, we will either return your Purchase Payment or get your or your registered representative's permission to keep it until we have received the necessary information.

We reserve the right to refuse any Purchase Payment that is over $1 million dollars; that does not meet our minimum of $10,000; that is received without the necessary information to process the payment; that is made for market timing purposes; or is otherwise contrary to law for Symetra Life to accept. If we refuse a Purchase Payment, we will return it to you within five Business Days. We will not deem payments sent to any other office besides our Home Office as received by us until such payment reaches our Home Office.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial Purchase Payment by specifying your desired allocation among the available Sub-accounts on the contract application. Unless you tell us otherwise, subsequent Purchase Payments will be allocated in the same proportion as your most recent Purchase Payment (unless that was a Purchase Payment you directed us to allocate on a one-time-only basis). You may change the way subsequent Purchase Payments are allocated by providing us with written instructions, or, by telephoning us or electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See "Transfers" as discussed in Section 4. If you elect the CPR, your allocations may be restricted. Please see Section 8 - Optional Living Benefit Riders for more information.

ACCUMULATION UNITS

The value of your contract will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of this we use a unit of measure called an Accumulation Unit. During the Income Phase, we call the unit of measure an Annuity Unit.

We calculate the value of an Accumulation Unit for each Sub-account as of the time the NYSE closes each day. To determine the current Accumulation Unit value, we take the prior day's Accumulation Unit value and multiply it by the Net Investment Factor for the current day. Changes in the Accumulation Unit value reflect the investment performance of each Sub-account as well as the deductions for insurance and other charges. The value of an Accumulation Unit will usually go up or down from day to day.

The Net Investment Factor is used to measure the daily change in Accumulation Unit value for each Sub-account. The Net Investment Factor equals:

•  the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by

•  the net asset value per share of a Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day; minus

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•  the daily insurance charges and any taxes Symetra Life may incur on earnings attributable to the applicable contracts, expressed as a percentage of the total net assets of the Sub-account.

When you make Purchase Payments or transfers into a Sub-account, we credit your contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that particular Sub-account. Similarly, when you request a withdrawal or a transfer of money from a Sub-account, we deduct from your contract Accumulation Units representing the withdrawal amount.

Example: Assume that on Monday we receive a $10,000 Purchase Payment from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Index 500 Portfolio. When the NYSE closes on that Monday, we determine that the value of an Accumulation Unit for the Fidelity VIP Index 500 Portfolio is $34.12. We then divide $10,000 by $34.12 and credit your contract on Monday night with 293.10 Accumulation Units for the Fidelity VIP Index 500 Portfolio.

RIGHT TO EXAMINE

You may cancel the contract without charge by returning it to us or to your registered representative within the period stated on the front page of your contract. We include a refund of all charges that may have been deducted from your contract if you request to cancel your contract during this period. This period will be at least 10 days (longer in some states). You will receive your Contract Value, a return of Purchase Payments, or the greater of the two depending on state requirements. For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your Purchase Payment. Because of the market risks associated with investing in the Sub-accounts, the Contract Value returned may be more or less than the Purchase Payments you have paid. Some states require us to return to you the amount of the Purchase Payments paid to us. In which case, Symetra Life will be subject to the investment risk. When we are required to guarantee a return of Purchase Payments, we will apply amounts designated for the Sub-accounts to the Fidelity VIP Money Market until the contract is 15 days old (or 30 days in those states where a 30-day period is required). These amounts will then be allocated in the manner you selected unless you have canceled the contract.

4. SUB-ACCOUNT OPTIONS

SUB-ACCOUNT OPTIONS

During the Accumulation Phase, you may allocate your Purchase Payments and Contract Value to any of the Sub-accounts available under the contract. Each Sub-account purchases the shares of one underlying Portfolio that has it own investment objective. The Portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts.

The following Portfolios are currently offered to contract Owners. The name, investment objective, and investment adviser of the Portfolios offered under this contract are listed below. However, if you elect the CPR, your options will be restricted as described in Section 8 - Optional Living Benefit Riders. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Home Office. You should read those prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
DWS Investments VIT Funds

DWS Small Cap Index VIP	The portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies. The Russell 2000® Index is a widely accepted benchmark of small company stock performance. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index which represents approximately 8% of the market capitalization of the Russell 3000® Index. The portfolio invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective.	Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Northern Trust Investments, N.A. ("NTI"), is the subadvisor for the portfolio.

Fidelity® Variable Insurance Products

Fidelity VIP Index 500 Portfolio	Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Geode

Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	FMR

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Ibbotson ETF Allocation Series

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisers, Inc. Sub-Advised by Ibbotson Associates, Inc.

The Ibbotson Portfolios listed above are "Fund-of-Funds" and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an "Underlying ETF" and collectively, the "Underlying ETFs"). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to contract Owners.

Vanguard Variable Insurance Fund Portfolios

Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Vanguard Group, Inc.

Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Vanguard Group, Inc.

Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Vanguard Group, Inc.

Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return mid-capitalization stocks.	Vanguard Group, Inc.

Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.	Vanguard Group, Inc.

Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	Vanguard Group, Inc.

Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group, Inc.

The Total Stock Market Index Portfolio is a "Fund of Funds," which means that it achieves its objective by investing in two other mutual funds rather than in individual securities. Fund-of-funds have higher expenses compared to other Portfolios and therefore may be more expensive to contract Owners.

In addition to the Separate Account, the Portfolios may sell shares to other separate accounts of other insurance companies to support variable annuity contracts and variable life insurance contracts or qualified retirement plans. It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies to invest simultaneously in the Portfolios. Currently, neither we nor the Portfolios foresee any such disadvantages to variable life insurance owners or variable annuity owners. The Portfolios must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Portfolio's response to any of those events or conflicts insufficiently protects contract owners, we will take appropriate action. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that accompany this prospectus or that are available upon request.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and adviser or manager. Certain Portfolios available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Portfolio available through the contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Please note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to contract fees and expenses, the yields of any Sub-account investing in a money market fund may also become extremely low and possibly negative.

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CHANGES TO THE SUB-ACCOUNTS

We reserve the right to add, combine, restrict, or remove any Sub-account in which any Portfolio is invested as an investment option under your contract. If any shares of the Portfolios are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another Portfolio. New or substitute Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Portfolios to allocations of new Purchase Payments by existing or new contract Owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to contract Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this contract is 0.20%. Some advisors may pay us less; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed by the Portfolios in the fee tables in their prospectuses because this compensation is not paid out of the Portfolios' assets. However, these payments may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor's (or its affiliate's) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Home Office. The compensation that we receive may be significant and we may profit from this compensation.

When determining which Portfolios to offer in our variable contracts, we consider the Portfolios' name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisers, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional Purchase Payments and/or transfers of contract value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios' shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

DISREGARD OF VOTING INSTRUCTIONS

We may, if required by regulatory officials, disregard contract Owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment advisor of a Portfolio to be inconsistent with the investment objectives of a Portfolio, vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable contracts we or our affiliates offer, or violate state or federal law, provided that we reasonably disapprove of such changes in accordance with applicable regulations. If we ever disregard voting instructions, contract Owners will be advised of that action and of our reasons for doing so in our next report to contract Owners.

TRANSFERS

During the Accumulation Phase you can transfer money among the Sub-accounts 12 times per Contract Year free of a transfer charge. If you have chosen the CPR, you may transfer only among the Sub-accounts allowed under the rider. We measure a Contract Year from the anniversary of your Contract Date. Each additional transfer in a Contract Year may have a charge of $10 or 2% of the amount transferred whichever is less.

The minimum amount you can transfer out of any Sub-account at one time is $500, or the entire value of the investment option if less. If a transfer will result in the remaining balance in a Sub-account being less than $500, you must transfer the entire amount out of the Sub-account. The minimum you can transfer into any Sub-account is $50.

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

•  your contract;

•  the amount of the transfer; and

•  which Sub-accounts are affected.

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Transfer requests received by us with all information we need to process the request will be effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern Time. If for any reason the NYSE is closed when we receive your transfer request, it will be valued as of the close of the NYSE on its next Business Day.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number ("PIN"). However, we do not accept transfer requests sent by e-mail. Transfer instructions you send electronically through the Internet are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your registered representative's, or Symetra Life's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your PIN because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

SCHEDULED TRANSFERS

During the Accumulation Phase, you can choose among several investment strategies that are available at no charge. We refer to any transfer made using these strategies as "scheduled transfers" and they will not count against your 12 free transfers. We may impose restrictions on the number of scheduled transfers that can be initiated during each Contract Year or on the Sub-accounts available for scheduled transfers. If such restriction is imposed or we change the Sub-accounts available, we will notify you in writing. Once started, Dollar Cost Averaging and Appreciation Sweep scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the Sub-account designated as the source of the scheduled transfer. If you make a transfer or withdrawal outside of either the Dollar Cost Averaging or Appreciation Sweep strategy and that transfer or withdrawal is from the Sub-account you have designated for these strategies, your scheduled transfers will stop.

Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $500 each month or quarter from any Sub-account to any of the other Sub-accounts. If you have elected the CPR, systematic transfers under Dollar Cost Averaging are limited to the Sub-accounts available under the allocation requirements of the rider. If you choose to transfer amounts among more than one Sub-account, transfers into each Sub-account must be at least $50. If a transfer will result in the remaining balance in a Sub-account being less than $500, you must transfer the entire amount out of the Sub-account.

Appreciation Sweep. If your balance in the Fidelity VIP Money Market Portfolio is at least $10,000, you can instruct us to automatically transfer the appreciation, if any, of the Fidelity VIP Money Market Portfolio to the other Sub-accounts monthly, quarterly, semi-annually, or annually. Appreciation sweep cannot be used to transfer money to the Fidelity VIP Money Market Portfolio.

Sub-account ("Portfolio") Rebalancing. After your money has been invested, the investment performance of the Sub-accounts may cause the percentage in each Sub-account to change from your original allocations. If your Contract Value is at least $10,000, you can instruct us to adjust your investment in the Sub-accounts, on a quarterly, semiannual, or annual basis, to maintain a predetermined percentage allocation of Contract Value among the Sub-Accounts ("portfolio rebalancing"). Sub-account rebalancing can be used with Dollar Cost Averaging or Appreciation Sweep. If you have elected the CPR, you can use Sub-account Rebalancing available under the rider.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity. The contract and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and among the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by contract owners. These disruptive activities may increase expenses and

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adversely affect Portfolio performance, thereby negatively impacting long-term contract owners.

Detection and Deterrence. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to contract Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring contract Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include Symetra Life approved investment strategies such as Dollar-Cost Averaging, Sub-account Rebalancing, and other approved systematic transactions, such as asset allocation programs, when monitoring for market timing.

In general, we monitor for "roundtrip" transfers of the same Sub-account within a thirty-day period. We also monitor for "inter-Sub-account" transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•  Any two roundtrip transfers in any rolling ninety-day period; and

•  Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Sub-accounts that have an international investment profile. For example, if you transfer from Vanguard VIF - International Portfolio to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to Vanguard VIF - International Portfolio within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more contracts that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your contract. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular contract Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that twelve month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers. If we modify our procedures, they will be applied uniformly to all contract Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Portfolio Owners' returns. Thus, your Contract Value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies. The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners and variable life policy owners. Those Portfolio managers may require us to investigate whether any of our contract Owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and contract owner information to the Portfolio managers when requested.

The Portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses

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for each of the Portfolios available for investment by you. In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account that invests in the Portfolio if the Portfolio manager rejects such trade or the trade violates a Portfolio's policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order. Contract Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

5. CHARGES AND EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of Accumulation and Annuity Units. Insurance charges include the mortality and expense risk charge and the asset-related administration charge described below.

Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 0.95% of the average daily net assets of each Sub-account. This charge compensates us for the mortality and expense risks we have under all Focus contracts. Our mortality risk arises from our obligations to make annuity payments for the life of the Annuitant and to pay death benefits prior to the Annuity Date. Our expense risks under the contracts include the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including additional distribution expenses. The rate of the mortality and expense risk charge will not be increased for the life of the contract.

Asset-Related Administration Charge. The asset-related administration charge is based on your Contract Value at the start of each Contract Year. Over time, your Contract Value may fluctuate up and down and therefore, the asset-related administration charge may vary each Contract Year. The maximum charge is equal, on an annual basis, to 0.40% of the average daily net assets of each Sub-account, and declines as shown in the schedule below.

Contract Value	Charge
$0 to $99,999.99	0.40%
$100,000.00 to $249,999.99	0.35%
$250,000.00 to $499,999.99	0.25%
$500,000.00 to $999,999.99	0.15%
$1 million or more	0.05%

Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge, together with the annual administration maintenance charge (see below), is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge and the annual administration maintenance charge are not enough to cover the costs of the contract in the future, we will bear the loss. The rates in the asset-related administration

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charge schedule shown above will not be changed for the life of the contract.

OPTIONAL BENEFIT CHARGES

If available in your state, you may elect optional benefits which require an additional charge. The optional benefits available are the Guaranteed Minimum Death Benefit Age Extension rider ("GMDB - Age Extension"), the Capital Preservation Rider ("CPR") and the Guaranteed Long Life Benefit Rider ("GLLB Rider").

GMDB - Age Extension: If you elect this rider, we will deduct an additional daily charge which is equal, on an annual basis, to 0.10% of the average daily net assets of each Sub-account. We do this as part of our calculation of the value of Accumulation Units. The charge is for the cost and risk associated with offering the GMDB - Age Extension Rider.

CPR: If you elect this rider, we will deduct from your Contract Value on a quarterly basis an additional charge based on the average daily net assets of each Sub-account. If you surrender or annuitize your contract, a pro-rated charge will be deducted based on the number of days the rider was in effect since the last charge was deducted. The current charge for the rider is 0.95% for the 7-year Guaranteed Term and 0.60% for the 10-year Guaranteed Term. Your charge may increase if any step-ups are exercised but will never exceed the annual maximum charge of 2.25% for the Guaranteed Term of 7 years and 1.75% for the Guaranteed Term of 10 years. The charge is for the cost and risk associated with offering the CPR.

GLLB Rider: If you elect this rider, we will deduct an additional charge on each of the first ten contract anniversaries. The charge is deducted from the Contract Value in proportion to the amount invested in each Sub-account on that contract anniversary. If you surrender or annuitize your contract, we do not deduct an additional pro-rated charge. The charge will vary by contract and the charge that applies to you is shown in your contract. Once your contract is issued with the GLLB Rider, the GLLB Rider cannot be cancelled.

We determine the charge by first determining the rate as a percentage of the Purchase Payments that you tell us you will invest in the contract during the first Contract Year. This rate is based upon the sex and age of the Long Life Benefit Annuitant, the deferral period chosen (which is the period between when the contract is issued and when Long Life Benefit Payments begin), the Long Life Benefit Payment amount, the amount of first year Purchase Payments, and current interest rates and mortality tables. Once the rate is determined it is multiplied by the first year Purchase Payments to determine the charge that will be deducted from the Contract Value on each of the first ten contract anniversaries. The GLLB Rider charges collected during the first 10 Contract Years may exceed the Long Life Benefit Payments actually paid out. Once the charge is determined for your contract, it will not change other than as described below. The charge is for the cost and risk associated with offering the GLLB Rider.

Example: Assume you are a 65-year old male with first year expected Purchase Payments totaling $200,000, requesting a Long Life Benefit Payment of $2,000 per month with a deferral period of 15 years. Based on the then current mortality and interest rate tables in effect, we determine that the annual charge rate for a 65-year old male who elects Long Life Benefit Payments starting at age 80 is 3.36% of the first year Purchase Payments. Therefore, in order to provide you with a monthly payment of $2,000, the annual rider charge assessed against your contract for the first 10 Contract Years is equal to $6,720 (3.36% multiplied by $200,000). For the charge shown, the Long Life Benefit Annuitant that was age 65 when he elected the rider would need to live to age 83 in order to recoup the charges paid.

The charge will never exceed 5% of the Purchase Payments made to your contract in the first Contract Year. In order to ensure that you do not exceed this maximum, we will monitor the Purchase Payments you make during the first Contract Year to determine if they equal or exceed the Purchase Payments you told us you would invest when the contract was issued. Then, prior to your first contract anniversary, we will calculate the amount of Purchase Payments received to date and determine if the GLLB Rider charge to be assessed on your contract anniversary exceeds 5% of the invested amount. If we determine that the charge exceeds 5% of the Purchase Payments you have made to date, we will provide written notice to you indicating the additional Purchase Payments needed so your charge does not exceed the 5% maximum. (For this purpose, we will waive the $10,000 minimum Purchase Payment requirement in order to allow you to make such additional Purchase Payments.) We will also provide the amount of the recalculated Long Life Benefit Payments if you choose not to make additional Purchase Payments to your contract. Written notice will be given 60 days prior to your contract anniversary. You will have until your first contract anniversary to make additional Purchase Payments to your contract or your Long Life Benefit Payments will be reduced. If you do not respond to our notice or you choose not to make additional Purchase Payments, your Long Life Benefit Payments will automatically be reduced on a permanent basis. We will send you a new contract data page reflecting the new GLLB Rider charge and Long Life Benefit Payment amount.

Maximum Charge Example 1: Assume you are a 65-year old male, requesting a Long Life Benefit Payment of $2,000 per month with a deferral period of 15 years. The annual rider charge is determined to be $6,720 as described above. Prior to your contract anniversary, we determined that you have made $250,000 in Purchase Payments to your contract. Because the rider charge of $6,720 does not exceed 5% of $250,000 ($12,500), you will not need to make additional Purchase Payments to

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your contract and we will deduct the $6,720 rider charge on the first contract anniversary. Please note that although the $6,720 GLLB Rider charge does not exceed 5% of first year Purchase Payments, the percentage of first year Purchase Payments that the GLLB Rider charge equals is now 2.69% ($6,720 divided by $250,000) not 3.36% as shown in the Example above. In other words, once the GLLB Rider charge is set when the contract is issued, the dollar amount of the charge will not change (other than to assure that you do not exceed the 5% maximum charge), but the percentage rate may change if you contribute more or less than the amount of first year Purchase Payments shown on your original application for the contract. We will provide you with an updated contract data page on your first contract anniversary showing you the actual GLLB Rider charge percentage rate that your charge equals based on the actual amount of first year Purchase Payments received for your contract.

Maximum Charge Example 2:  Assume you are a 65-year old male, requesting a Long Life Benefit Payment of $2,000 per month with a deferral period of 15 years. The annual rider charge is determined to be $6,720 as described above. Assume that 60 days prior to the contract anniversary, we determine that $100,000 in Purchase Payments have been made to your contract. We calculate the maximum charge for your contract to be $5,000 (5% of $100,000). Because the rider charge of $6,720 exceeds $5,000, we will notify you of the need for additional Purchase Payments in order for you to retain the Long Life Benefit Payments that you elected when we issued the contract. In this example, you will need to make a Purchase Payment in the amount of $34,400 to reach the 5% maximum. We determine this by taking the current rider charge of $6,720 and dividing it by 5% to get $134,400, the minimum amount of Purchase Payments needed to reach the 5% maximum. We then subtract the $100,000 in Purchase Payments already made to your contract to get $34,400 ($134,400 minus $100,000). If on your contract anniversary, the amount of Purchase Payments received does not equal $134,400, we will recalculate your Long Life Benefit Payments so that the charge does not exceed 5% of the first contract year Purchase Payments. We will send you a new contract data page reflecting the new GLLB Rider charge and Long Life Benefit Payment amount.

Before electing any optional benefit, you should consult your financial adviser to help you consider the costs, benefits and risks of the benefit option for your particular circumstances. You or your registered representative may call us for a current quote regarding the GLLB Rider charge that applies to you.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE

Currently during the Accumulation Phase, we deduct a $40 annual administration maintenance charge from your contract on the last day of each Contract Year and if you withdraw the entire Contract Value. This charge is deducted from your Sub-account allocations as described in your contract. The charge will never be greater than $50. We will not deduct this charge if the value of your contract is at least $50,000 when the deduction is to be made.

SURRENDER CHARGE

A surrender charge may be assessed on withdrawals in excess of your free withdrawal amount that is described below. This charge is for expenses incurred in connection with the promotion, sale, and distribution of the contracts. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge and other charges may be used to recover these expenses.

The contract bases the surrender charge on the length of time each Purchase Payment is in your contract. Each Purchase Payment begins a new surrender charge period. The surrender charge is stated as a percentage of the amount withdrawn, including the amount deducted for the surrender charge. It starts at 7% and declines as follows:

Complete Years Elapsed Since Purchase Payment Received	0	1	2	3	4	5	6	7
Surrender Charge (as a % of Purchase Payment Withdrawn)	7%	7%	7%	6%	6%	5%	4%	0%

Unless you tell us otherwise, when the withdrawal is for only part of the value of your contract, the surrender charge is deducted from the withdrawal amount prior to us making a payment to you. For the purpose of calculating the charge, we treat Purchase Payments as being withdrawn on a first-in, first-out basis meaning the oldest Purchase Payment is considered to be withdrawn first, the next oldest Purchase Payment is considered to be withdrawn next, and so on. See Appendix A for an example of how the surrender charge is applied.

We will not assess the surrender charge for:

•  annuity payments;

•  repetitive withdrawals taken over life expectancy;

•  eligible healthcare confinement withdrawals;

•  death benefits; and

•  premium taxes.

We may reduce or eliminate the amount of the surrender charge when the contract is sold under other circumstances which reduce our sales expense. See Section 10 - Other Information.

FREE WITHDRAWAL AMOUNT

Your contract has a free withdrawal amount. There is no surrender charge on the first 10% of your Contract Value withdrawn in a Contract Year. We determine whether you have withdrawn more than 10% of the Contract Value at the time of surrender. If you take more than one withdrawal in a Contract Year, the previous withdrawals in the Contract Year are added to

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the current Contract Value to determine whether more than 10% of the Contract Value has been withdrawn in that Contract Year. In addition, there is no withdrawal charge on the first withdrawal you make in a Contract Year, but the surrender charge may apply.

WAIVER OF SURRENDER CHARGES UPON HEALTHCARE CONFINEMENT

If approved in your state, there is no surrender charge on withdrawals you make while you are confined in an eligible healthcare facility or within 60 days after your release. In order to be eligible for this waiver, we must receive proof that your confinement has continued for 30 or more consecutive days and that your confinement began after your Contract Date. If you are confined to a healthcare facility on the Contract Date, you are not eligible for this waiver of surrender changes until after the first Contract Year. Please see your contract for more information.

WITHDRAWAL CHARGE

We will deduct a separate withdrawal charge equal to $25 after the first withdrawal in a Contract Year unless the withdrawal is taken through electronic funds transfer (EFT). Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for annuity payments, repetitive withdrawals, or if you withdraw the entire Contract Value. See Section 7 - Access To Your Money for a discussion of repetitive withdrawals.

TRANSFER CHARGE

You can make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less. The transfer charge is deducted from the Sub-account that you transfer your funds from. If you transfer the entire balance from an investment option, the transfer fee is deducted from the amount transferred.

If the transfer is part of Dollar Cost Averaging, Appreciation Sweep, Sub-account rebalancing, or Symetra Life approved asset allocation programs, it will not be counted as part of your 12 free transfers.

PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each Purchase Payment is made. In this case, Purchase Payments, as discussed in this prospectus, may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract as stated in your contract.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios for investment management fees and other operating expenses the Portfolios incur. These expenses are summarized in the fee table of the Portfolio prospectuses. For more detailed information, you should refer to the Portfolio prospectuses.

6. TAXES

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL

Under the Code, you generally do not pay tax on contract earnings until received. Different tax rules apply to Purchase Payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply. For example, contracts by a trust which holds the contract as an agent for a natural person, contracts held for non-qualified deferred compensation arrangements, and contracts held for qualified retirement plans may be able to defer tax on earnings until money is withdrawn from the contract.

DEATH BENEFITS

The rules governing taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as lump sum or annuity payments. Estate or gift taxes may also apply.

QUALIFIED CONTRACTS

Contracts purchased as an IRA, Roth IRA, SIMPLE IRA, SEP IRA, TSA, Roth TSA, 457 plan or other retirement plan, are referred to as "qualified contracts" because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. Numerous special tax rules apply to the participants in qualified plans and to contracts used in connection with qualified plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the contract with qualified plans. You should consult your tax adviser regarding these features and benefits before you buy a qualified contract.

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Qualified contracts are subject to special rules and limits on Purchase Payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract's or retirement plan's qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.

Under federal tax law, IRAs and Roth IRAs both limit the amount of annual contributions an individual can contribute to his or her IRA or Roth IRA. The IRA and Roth IRA annual contribution limit for 2008 of $5,000 is lower than the minimum Purchase Payment of $10,000 that we accept. Therefore, you may only contribute Purchase Payments that are rollover contributions of $10,000 or more from other eligible retirement plans.

Furthermore, under final regulations issued by the Internal Revenue Service ("IRS"), the value of "other benefits" provided under annuity contracts are included for purposes of calculating required minimum distributions. These other benefits include the value of any guaranteed minimum death benefits provided under your contract or the value of optional benefits, such as the CPR. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution. If you are purchasing a qualified contract, you should consult a tax adviser.

To the extent Purchase Payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

When this contract is issued in connection with a qualified plan, we will amend the contract as necessary to conform to the requirements of the plan. However, you are cautioned that the rights of any person to benefits under the retirement plan may be subject to the terms and conditions of the plans, regardless of the terms and conditions of the contract. In addition, we will not be bound by the terms and conditions of a retirement plan to the extent such terms and conditions contradict the contract, unless we consent.

The taxation of the additional benefits provided by the riders offered in this contract is complex. The IRS may disagree with the tax treatment generally described here, or the IRS may issue additional guidance regarding the taxation of these types of rider. Such IRS actions may result in adverse tax consequences for you or additional tax liability. You should consult your tax adviser prior to selecting any optional benefit rider under the contract.

WITHDRAWALS FROM ROTH IRAS AND ROTH TSAS

Qualified distributions from Roth IRA and Roth TSA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA or Roth TSA for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual's death or disability, or, for Roth IRAs only, as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS FOR INVESTMENT ADVISER FEES

Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. The IRS has held, however, that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax adviser for details.

NON-QUALIFIED CONTRACTS

Contracts purchased with after-tax money and not part of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, TSA, Roth TSA, 457, or other retirement plan, are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Your cost basis equals the total amount of the after-tax Purchase Payments remaining in the contract.

The Code generally treats distributions as coming first from earnings (also referred to in the internal revenue code as "income on the contract") and then from Purchase Payments. Non-qualified deferred annuity contracts issued by the same insurer to the same Owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to Purchase Payments are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age 59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.

If the contract's Income Phase occurs at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, gains under the contract could be currently includable in your income.

TAXATION OF ANNUITY PAYMENTS

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment (or "amount received as an annuity") is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined using an exclusion ratio in a manner that is designed to allow you to recover your after-tax investment in the contract. The exclusion ratio is determined when annuity payments start. It is applied to each annuity payment over the expected stream of annuity payments, so that each annuity payment is taxable in part and tax-free in part. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

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OPTIONAL BENEFIT RIDERS - NON-QUALIFIED CONTRACTS

We generally believe that any amount we add to the contract as a result of the CPR will not be currently taxable to you, and subsequent withdrawals or annuity payments will be taxed as otherwise provided in the "Non-Qualified Contracts" and "Taxation of Annuity Payments" sections. We also generally believe Long Life Benefit Payments will not be taxed until they are received by you.

The taxation of distributions under a contract issued with an optional benefit rider is complex and unclear in certain respects. For instance, it is unclear whether the contract and the Guaranteed Long Life Benefit Rider should be treated for federal income tax purposes as part of a single integrated contract, or as separate contracts. In addition, it is unclear in some circumstances whether annuity payments under the contract and Long Life Benefit Payments constitute amounts received as an annuity that are taxed using an exclusion ratio as described in the "Taxation of Annuity Payments" section, or amounts not received as an annuity that are taxed to the extent of the income on the contract as described in the "Non-Qualified Contracts" section. The IRS might take a position that differs from the position we have taken on the federal income tax treatment of the contract, optional benefit riders, and benefits thereunder. You should consult your tax adviser prior to selecting any optional benefit rider under the contract.

Unless otherwise noted, and absent further guidance to the contrary, we will treat the contract and the optional benefit riders as part of a single integrated annuity contract. Also, we will treat annuity payments under the contract and Long Life Benefit Payments under the GLLB Rider as amounts received as an annuity where (1) the Annuitant under the contract and the Long Life Benefit Annuitant under the GLLB Rider are the same, (2) the Annuity Date under the contract and the Long Life Benefit Commencement Date under the GLLB Rider are the same, and (3) annuity payments under the contract and Long Life Benefit Payments under the GLLB Rider are paid in the same intervals and on the same dates. However, this treatment might not be available in other circumstances.

For example, if the Annuity Date and the Long Life Benefit Commencement Date are different, we will treat amounts paid prior to the annuity commencement date as amounts not received as an annuity. If the Annuity Date is prior to the Long Life Benefit Commencement Date, we may or may not treat annuity payments made prior to the Long Life Benefit Commencement Date as amounts received as an annuity, depending on the facts and circumstances. For instance, we will treat annuity payments made prior to the Long Life Benefit Commencement Date as amounts not received as an annuity if the annuity payments can cease prior to the Long Life Benefit Commencement Date. This can occur, for example, if (1) you choose annuity payments over a fixed term that expires prior to the Long Life Benefit Commencement Date, or (2) the Annuitant and Long Life Benefit Annuitant are different people, you choose annuity payments under the contract for the life of the Annuitant, and annuity payments will cease if the Annuitant dies prior to the Long Life Benefit Commencement Date.

In addition, in order for distributions to be treated as amounts received as an annuity, they must be payable in periodic installments at regular intervals. If the annuity payments under the contract and Long Life Benefit Payments are paid in different intervals (e.g., annuity payments are made annually and Long Life Benefit Payments are made monthly) or on different dates (e.g., annuity payments are made on the first of the month, and Long Life Benefit Payments are made on the 15th of the month), we will treat the annuity payments and the Long Life Benefit Payments as amounts not received as an annuity.

We do not believe that the fees and charges associated with any optional benefit provided under the contract should be treated as taxable withdrawals. However, it is possible that the IRS may take the position that the fees and charges deducted for certain optional benefit riders, including the CPR and the GLLB Rider, are deemed to be taxable distributions that are subject to the 10 percent penalty tax on certain distributions made before age 59 1/2 described in the "Non-Qualified Contracts" section. Alternatively, if the contract and GLLB Rider are treated as separate contracts for federal income tax purposes, when a distribution is made under the contract or Rider, any GLLB Rider charges deducted during the 12 months prior to the distribution could be treated as taxable withdrawals that are subject to the 10% penalty tax for the year in which the charges were deducted.

The IRS may determine that the income on the contract, and thus the taxable portion of the withdrawal, should be increased to reflect certain amounts provided under the CPR and GLLB Rider. Therefore, when you make a taxable withdrawal from the contract, you may be taxed on those additional amounts provided under the CPR and GLLB Riders in addition to any taxable portion of the withdrawal from the Contract Value.

In general, any amount actually received under the contract as a death benefit, including an optional death benefit, will be treated for tax purposes as provided in the "Non-Qualified Contracts" and "Taxation of Annuity Payments" sections.

As mentioned above, distributions prior to age 59 1/2 are subject to a 10% penalty tax, subject to certain exceptions. One exception is for distributions that are part of a series of substantially equal periodic payments (made not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary. Whether annuity payments or Long Life Benefit Payments made prior to age 59 1/2 satisfy this exception will depend on the manner in which such payments are made under the facts and circumstances of each case. We generally will not treat payments made prior to age 59 1/2 as satisfying this exception if the Annuity Date and Long Life Benefit Commencement Date are different.

EFFECT OF CIVIL UNIONS

For non-qualified and qualified annuities, there may be certain distribution options or elections available under federal tax law

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to beneficiaries who are "spouses" as defined under federal tax law. However, these same options may not be available to surviving beneficiaries who are "civil union partners" under the law of certain states. The law regarding civil union partnerships and the rights and benefits of civil union partnerships under federal law is evolving and complex. Therefore, if you have entered into a civil union partnership, you should contact your legal adviser to discuss the availability of options and elections available to your surviving civil union partner.

EXCHANGES

From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your contract is a qualified contract, then it will generally qualify as a tax free rollover or transfer.

If you exchange part of an existing contract for this contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax-free exchange. Rather, the exchange may be treated as if you had made a taxable withdrawal from the existing contract and then purchased this contract. Subject to certain exceptions, some or all of the amount exchanged into this contract could be includible in your income and subject to the 10% tax described in the "Non-Qualified Contracts" section.

Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine that, after knowing all the facts, the exchange is in your best interest. Also, you should consult your tax adviser in connection with an exchange involving the contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.

A transfer or assignment of ownership of a contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment or exchange should consult with their tax adviser.

DIVERSIFICATION/OWNERSHIP

Variable annuity contracts receive tax deferral as long as the Sub-accounts meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among Sub-accounts without paying income tax until you take money out. We believe the Sub-accounts offered under the contract are being managed to comply with existing standards.

In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the Separate Account, if the IRS deems the owner to possess "ownership" in those assets, such as the ability to exercise investment control over the assets. Under this contract, you have the option to invest in a number of Sub-accounts. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of Sub-accounts you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively and result in you being treated as the owner of the Separate Account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions from 403(b) or governmental 457 plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal

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withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by your country of citizenship or residence. You should consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

7. ACCESS TO YOUR MONEY

Under your contract, money may be accessed:

•  by making partial withdrawals during the Accumulation Phase;

•  surrendering your contract during the Accumulation Phase;

•  by taking repetitive withdrawals;

•  by receiving payments during the Income Phase (see Section 2 - Annuity Payments); or

•  when a death benefit is paid to your Beneficiary (see Section 9 - Death Benefit and Optional Death Benefit Rider).

During the Accumulation Phase, you can make partial withdrawals from the amount available under your contract by writing to us at our Home Office. Partial withdrawals must be at least $500, or the Contract Value if less. Unless you tell us otherwise, partial withdrawals will be made pro rata from your Sub-account allocations. If a withdrawal would result in the remaining balance in a Sub-account being less than $500, you must transfer the entire amount out of the Sub-account. Once we receive your request, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE. Partial withdrawals are payable within seven calendar days.

A withdrawal may have a surrender charge, a withdrawal charge, and, if you withdraw the entire Contract Value, an annual administration maintenance charge. An example of how the charges are applied to a withdrawal is shown in Appendix A. Unless you tell us otherwise, when the withdrawal is for only part of the value of your contract, the charges are deducted from the withdrawal amount prior to us making a payment to you. There are situations where all or some of these charges do not apply. See Section 5 - Charges & Expenses for a discussion of the applicable charges.

Withdrawals may be restricted or prohibited by the terms of qualified contracts.

SURRENDERING YOUR CONTRACT

You can surrender your contract for its Contract Value at any time before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request at our Home Office. All benefits other than the GLLB Rider, if applicable, will terminate as of the date we receive the required information to process your surrender request. We will determine your surrender value as of the next close of the NYSE after we have received the required information to process your request. We will pay you the surrender value within 7 calendar days.

The surrender value will be equal to your Contract Value minus any applicable surrender charge, withdrawal charge, annual administration maintenance charge, and pro-rated rider charges.

If you have purchased the GLLB Rider, you will still be entitled to the Long Life Benefit Payments as described in Section 8 - Guaranteed Long Life Benefit Rider.

REPETITIVE WITHDRAWALS

Repetitive withdrawals allow you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value that you request from a specified Sub-account monthly, quarterly, semi-annually or annually. You may request repetitive withdrawals by completing the appropriate form and sending it to our Home Office. Repetitive withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

•  your life expectancy; or

•  the joint life expectancy of you and a Beneficiary.

You may begin repetitive withdrawals based on life expectancy by providing us with your gender and verification of age in order for us to calculate the monthly, quarterly, or annual withdrawal amount. We calculate the amount of a repetitive withdrawal based on life expectancy by dividing the Contract Value by the life expectancy of the Owner as determined by using the IRS single life table. If it is a joint life expectancy, then we divide the Contract Value by the life expectancy of the Owner and joint Owner (or Beneficiary) by the IRS joint life table.

Example One: Assume that the Contract Value is equal to $100,000 and the Owner requests a repetitive withdrawal and is age 55. Based on the IRS single life table, the life expectancy of an Owner age 55 is 29.6 years. The first repetitive withdrawal amount is equal to $100,000 divided by 29.6 which equals an annual payment of $3,378.38.

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Example Two: Assume that in one year, when the contract Owner is age 56, the Contract Value is equal to $101,453. The life expectancy of the Owner is 28.7 years. The repetitive withdrawal amount is equal to $101,453 divided by 28.7 which equals an annual payment of $3,534.95.

Repetitive withdrawals that are based on life expectancy may allow you to avoid the early withdrawal tax penalty of 10% that you would otherwise pay for taking withdrawals prior to age 59 1/2. If you take additional withdrawals or otherwise modify or stop these repetitive withdrawals, however, there may be tax consequences and penalties. You should talk to your tax adviser for more information on taking repetitive withdrawals to avoid the 10% tax penalty.

If you make repetitive withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to any other withdrawals also apply to repetitive withdrawals.

WITHDRAWAL RESTRICTIONS

Your right to make withdrawals or surrender the contract is subject to any restrictions imposed by applicable law or retirement plans.

There are certain restrictions imposed on withdrawals of contracts used as funding vehicles for Tax Sheltered Annuities ("TSAs"). Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

•  you attain age 59 1/2;

•  you leave your job;

•  you die or become disabled as defined by the Code;

•  you experience a qualifying hardship (applies to contributions only);

•  you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order; or

•  you are a member of the National Guard or Reserves, are called to active duty and request a qualified reservist distribution.

In the case of all qualified contracts, tax penalties may apply to withdrawals. There may also be restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made. However, these restrictions on withdrawals do not affect rollovers or transfers between certain retirement plans.

MINIMUM VALUE REQUIREMENTS

You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire Contract Value and your contract will terminate if, after a withdrawal, the remaining Contract Value would be less than the minimum, if any, stated in your contract. However, negative investment performance alone will not cause a forced withdrawal.

Withdrawals, including any charges, reduce the number of Accumulation Units and the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See Section 6 - Taxes.

8. OPTIONAL LIVING BENEFIT RIDERS

If approved in your state, there are two optional living benefit riders available under this contract. You can elect one or both riders when you purchase the contract. These riders can also be combined with the Guaranteed Minimum Death Benefit Age Extension ("GMDB - Age Extension") rider.

CAPITAL PRESERVATION RIDER

The contract offers the Capital Preservation Rider ("CPR"), which you may purchase on your Contract Date or any subsequent contract anniversary. This rider guarantees a return of your Contract Value over either a 7- or 10-year term as elected by you (the "Guaranteed Term"). At the end of the Guaranteed Term, your Contract Value will be no less than the Contract Value at the beginning of the Guaranteed Term, regardless of market performance. However, withdrawals and charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally. The reduction in the Guaranteed Base may be greater than the dollar amount of the withdrawal. Please see the examples below under "Effect of Withdrawals on Guaranteed Base".

Please note that any amount that we may pay or make available under the rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

There are several important points to consider before purchasing the CPR:

•  Once the rider is purchased, subsequent Purchase Payments are not included in the calculation of the Guaranteed Base. Therefore, if you intend to make additional Purchase Payments to your contract, you should carefully consider whether the CPR is appropriate for you.

•  While the rider is in effect, you must allocate your Purchase Payments in accordance with the CPR allocation requirements.

•  Because your Contract Value may be greater than or equal to the Guaranteed Base at the end of the Guaranteed Term, you may never need to rely on the CPR. Thus, you may be paying for a benefit that you never receive. We will not refund the charge if a benefit is not provided under the CPR.

•  Withdrawals will reduce the Guaranteed Base in the same proportion that the withdrawal reduces your Contract Value. Thus, withdrawals may significantly reduce or eliminate the value of the CPR.

•  Once the rider is elected, it cannot be canceled.

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Purchasing the CPR

You may purchase the CPR on the Contract Date or any subsequent contract anniversary if:

•  on that date the oldest Owner, or if a non-natural Owner, the oldest Annuitant, is under age 86;

•  the Annuity Date is not prior to the end of the Guaranteed Term selected; and

•  the rider is available for sale on such date.

If you have a qualified contract and are within seven or ten years of your required beginning date for required minimum distributions (generally age 70 1/2), federal tax law may require that you begin taking withdrawals before the end of your Guaranteed Term, thus limiting the value of the CPR. Consult a tax adviser before purchasing the CPR (or choosing a step-up) under a qualified contract.

CPR Allocation Requirements

If you purchase the CPR, your entire Contract Value must be invested in accordance with the allocation requirements described below. You must allocate all your Purchase Payments and Contract Value to only the following Sub-accounts.

•  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I

•  Ibbotson Balanced ETF Asset Allocation
Portfolio - Class I

•  Ibbotson Conservative ETF Asset Allocation
Portfolio - Class I

•  Ibbotson Growth ETF Asset Allocation
Portfolio - Class I

•  Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

Your Contract Value may be invested in one or more of the Sub-accounts listed above and in any percentage you choose. Any transfer outside these Sub-accounts will result in the termination of the CPR. We reserve the right to change the allocation requirements under this rider. Any changes will be communicated to you in writing. If you do not allocate your Contract Value according to the new allocation requirements, the CPR will terminate and we will not refund any charges already assessed.

How It Works

The CPR allows for an additional amount to be added to your Contract Value at the end of either a 7-year or 10-year Guaranteed Term, (as elected by you at the time of purchase) if, on that day, the Contract Value is less than a specified amount ("Guaranteed Base"). The Guaranteed Base is equal to either:

•  Your initial Purchase Payment, if the CPR is purchased on your Contract Date; or

•  Your Contract Value, if the CPR is purchased on a contract anniversary.

Once the rider is purchased, any subsequent Purchase Payments will not be included in the Guaranteed Base but will be subject to the allocation requirements under the rider. The charge assessed for this rider will be based on the entire Contract Value at the time the charge is assessed. If you anticipate making additional Purchase Payments after you purchase the CPR (which will not be added to the Guaranteed Base) you should carefully examine this rider and consult your adviser regarding its suitability.

On the last day of the Guaranteed Term, we will determine if your Contract Value on that date is more or less than the Guaranteed Base. If for any reason the NYSE is closed on the last day of the Guaranteed Term, we will make the determination on the next regular Business Day. If your Contract Value is less, we will add the difference to your Contract Value and the rider will terminate. If your Contract Value is more, nothing will be added to your Contract Value and the rider will terminate.

Example One: Assume you purchase the CPR on your Contract Date with an initial Purchase Payment and Guaranteed Base of $150,000. At the end of your Guaranteed Term, your Contract Value is equal to $100,000.

The amount we will add to your contract is the difference between:

(a)  $150,000 (Guaranteed Base); and
(b)  $100,000 (Contract Value).

Therefore we will add the difference of $50,000 to your Contract Value. The rider will then terminate.

Example Two: Assume you purchase the CPR on your Contract Date with an initial Purchase Payment and Guaranteed Base of $150,000. At the end of your Guaranteed Term, your Contract Value is equal to $200,000.

Because the current Contract Value is greater than your Guaranteed Base, nothing will be added to your Contract Value and the rider will terminate.

Example Three: Assume you purchase the CPR on your Contract Date with an initial Purchase Payment and Guaranteed Base of $150,000. A day before the end of your Guaranteed Term, your Contract Value is equal to $120,000. On this same day you deposit another Purchase Payment of $35,000 into your Contract raising your Contract Value to $155,000. Your Guaranteed Base remains $150,000. At the end of the next day, the end of your Guaranteed Term, your Contract Value is equal to $154,000.

Because the current Contract Value is greater than your Guaranteed Base, nothing will be added to your Contract Value and the rider will terminate.

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Any money to be added to your Contract Value under this rider will be added at the end of the last Business Day of the Guaranteed Term. The additional amount added to the Contract Value will be allocated pro-rata according to your current Sub-account allocation percentages.

Effect of Withdrawals on the Guaranteed Base

During the Guaranteed Term, the following will reduce the Guaranteed Base:

•  withdrawals (including applicable withdrawal and surrender charges); and,

•  GLLB Rider charges (if applicable).

After each withdrawal during a Guaranteed Term, the Guaranteed Base will be reduced and recalculated by:

•  Multiplying the Guaranteed Base prior to the withdrawal by the Contract Value after the withdrawal; and

•  Dividing that amount by the Contract Value prior to the withdrawal.

The reduction in the Guaranteed Base may be greater than the dollar amount of the withdrawal.

Example One: Assume your Contract Value is equal to $115,000 and your Guaranteed Base is equal to $100,000 prior to the requested withdrawal. You make a withdrawal of $10,000. The Guaranteed Base would be recalculated as follows:

Guaranteed Base prior to the withdrawal	$100,000
multiplied by
Contract Value after the withdrawal	$105,000
Divided by
the Contract Value prior to the withdrawal	$115,000
Equals
The Recalculated Guaranteed Base =	$91,304

Withdrawals may reduce your Guaranteed Base by more than the dollar amount of the withdrawal.

Example Two: Assume your Guaranteed Base is equal to $100,000. However, your Contract Value is equal to $10,000 prior to the requested withdrawal. You make a withdrawal of $5,000. The Guaranteed Base would be recalculated as follows:

Guaranteed Base prior to the withdrawal	$100,000
multiplied by
Contract Value after the withdrawal	$5,000
Divided by
the Contract Value prior to the withdrawal	$10,000
Equals
The Recalculated Guaranteed Base =	$50,000

Optional Guaranteed Base Increase

On the second contract anniversary of the effective date of this rider or any other contract anniversary thereafter (the "Step-up

Date"), you may choose to increase your Guaranteed Base. This option is available on the Step-up Date only if:

•  the Contract Value exceeds the Guaranteed Base then in effect;

•  the rider is currently available for sale;

•  the oldest Owner, or if a non-natural Owner, the oldest Annuitant, is under age 86; and

•  the Annuity Date is not prior to the end of the new Guaranteed Term selected.

Your election must be received in writing at our Home Office within 30 calendar days prior to the applicable contract anniversary. The new Guaranteed Base will be equal to your Contract Value as of the Step-Up Date. A new Guaranteed Term will start on the contract anniversary and the rider charge may increase. The new Guaranteed Term will be the same duration as the term originally chosen at the time of purchase. For example, if you elect a 7-year term at the time of purchase and you choose to increase your Guaranteed Base, the new Guaranteed Term will be a 7-year term. If the rider charge for new contracts is higher than your rider's current charge, we will increase the charge for your rider. If the rider charge for new contracts is lower than your rider's current charge, your rider charge will remain unchanged. You do not need to choose to increase your Guaranteed Base if you do not want to increase the charge for your rider. Also, if the current Contract Value is less than the Guaranteed Base then in effect, the Guaranteed Base will not be reduced and will remain unchanged. Only one Guaranteed Term may be in effect at any given time.

Termination

The CPR will automatically terminate at the end of the Guaranteed Term, or if earlier on:

•  The Business Day any portion of the Contract Value is no longer invested according to the asset allocation requirements;

•  The date of death of any Owner;

•  The date of death of any Annuitant if the Owner is a non-natural person;

•  The date of full surrender of the contract; or

•  The Annuity Date.

If the CPR terminates, you must wait at least one Contract Year following the effective date of termination before you may repurchase the CPR. Upon the death of the oldest Owner, a spousal Beneficiary may not elect to continue the rider.

GUARANTEED LONG LIFE BENEFIT RIDER

The contract offers the Guaranteed Long Life Benefit Rider ("GLLB Rider") which guarantees that we will make Long Life Benefit Payments to the Payee if the rider is in force on the Long Life Benefit Commencement Date and the Long Life

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Benefit Annuitant is alive. The Long Life Benefit Payments will continue as long as the Long Life Benefit Annuitant is alive. You may only elect this rider when you purchase your contract and we will deduct an additional charge. This rider is only available for non-qualified contracts. The contract may only be purchased by one Owner; we do not allow purchases by joint Owners. If the Owner is a non-natural person, then only one Annuitant may be named; we do not allow joint Annuitants.

This rider has no cash value and does not provide a death benefit. Please note that any amount that we may pay or make available under the rider is subject to our financial strength and claims-paying ability.

The GLLB Rider provides assurance that you will not outlive your income if certain conditions are met. Because it can be less expensive to buy future guaranteed income now rather than at the time when you want income payments to start, this rider may be a useful component of an overall retirement plan to protect against longevity risk. However, there are several important points to consider before purchasing the GLLB Rider:

•  If the Long Life Benefit Annuitant dies prior to the Long Life Benefit Commencement Date, the rider will be terminated and we will not refund the charge that you paid. Therefore, you may be paying for a benefit that you never receive.

•  Even if the Long Life Benefit Annuitant reaches the Long Life Benefit Commencement Date, the GLLB Rider charges collected during the first 10 Contract Years may exceed the Long Life Benefit Payments actually paid out. Under the GLLB Rider, we are only required to make Long Life Benefit Payments as long as the Long Life Benefit Annuitant is alive. For example, the Long Life Benefit Annuitant may die just a few months after Long Life Benefit Payments have begun. In that case, no further payments will be made and it is likely that you will have paid more in charges then you received in Long Life Benefit Payments.

•  The charge varies by the age and sex of the Long Life Benefit Annuitant, the amount of the Long Life Benefit Payment, the deferral period chosen, the amount of the first year Purchase Payments, and interest rate and mortality tables in effect at the time the contract is issued.

•  The charge is deducted from the Contract Value. Because you may use your Contract Value to purchase annuity payments, your annuity payments may be less if you choose this rider. However, we do not reduce Long Life Benefit Payments if you choose to annuitize your contract after the 10th Contract Year.

•  The Long Life Benefit Payments are separate from and in addition to any annuity payments.

•  If you withdraw your entire Contract Value or annuitize your contract prior to the 10th contract anniversary, we will reduce the amount of the Long Life Benefit

Payments. The reduced Long Life Benefit Payments will generally be significantly less than the originally selected Long Life Benefit Payments.

•  If you withdraw your entire Contract Value or annuitize your contract after the 10th contract anniversary but before the Long Life Benefit Commencement Date, there will be no reduction in Long Life Benefit Payments. The Long Life Benefit Payments will commence on the Long Life Benefit Commencement Date.

•  Once the rider is elected, it cannot be canceled.

Long Life Benefit Annuitant: The Long Life Benefit Annuitant is the person on whose life the Long Life Benefit Payments are based. Once the Long Life Benefit Annuitant is selected, it cannot be changed. The Long Life Benefit Annuitant must be the same as the Owner. For non-natural Owners, the Long Life Benefit Annuitant must be the same as the Annuitant. At the time of election, the Long Life Benefit Annuitant must be no younger than age 50 and no older than age 75. The Owner selects the amount of each payment and a deferral period on the contract application. The Long Life Benefit Payments will begin at the end of the deferral period. We call this the Long Life Benefit Commencement Date.

Long Life Benefit Commencement Date: The Long Life Benefit Commencement Date is the date of the first Long Life Benefit Payment and is selected by the Owner on the contract application. Once the Long Life Benefit Commencement Date is selected it cannot be changed. The time between the Contract Date and the Long Life Benefit Commencement Date is referred to as the deferral period. Deferral periods of five-year increments are allowed beginning 15 years from the Contract Date and ending 35 years from the Contract Date. The age of the Long Life Benefit Annuitant plus the deferral period chosen cannot exceed age 95.

Long Life Benefit Payments: If the Long Life Benefit Annuitant is alive on the Long Life Benefit Commencement Date, Long Life Benefit Payments will begin. These payments will be made monthly and must be at least $500 and no more than $40,000.00. You choose the amount of the Long Life Benefit Payment when you elect this rider. The amount of the Long Life Benefit Payment cannot be changed except as described below under Reduced Long Life Benefit Payments and in Section 5 - Optional Benefit Charges. Because the charge for this rider may be significant in relation to the Purchase Payments made to the contract, you should consult with your registered representative to determine the charge applicable to your desired Long Life Benefit Payment prior to choosing an amount. Over time the charge assessed for this rider may reduce your Contract Value to zero. If the Contract Value is reduced to zero or you annuitize your contract prior to the 10th contract anniversary, we will reduce the amount of the Long Life Benefit Payments as described below in the Reduced Long Life Benefit Payments section. The Long Life Benefit Payments are separate from and in addition to any annuity

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payments if you choose to annuitize your contract. Once started, Long Life Benefit Payments will continue as long as the Long Life Benefit Annuitant is alive. If after the 10th contract anniversary the Contract Value is withdrawn or the Contract Value is reduced to zero for any reason, the GLLB Rider will remain in effect, Long Life Benefit Payments will not be reduced, and payments will begin on the Long Life Benefit Commencement Date.

Reduced Long Life Benefit Payments: We will reduce your Long Life Benefit Payments if, prior to the 10th contract anniversary, the Contract Value is annuitized, the Contract Value is reduced to zero for any reason, or the Contract Value remains insufficient to cover the rider charge after the grace period allowed. If 60 days prior to a contract anniversary your Contract Value is insufficient to cover the rider charge, we will provide you written notice of the deficit and allow you a 60-day period to make additional Purchase Payments to the contract. (For this purpose, we will waive the $10,000 minimum Purchase Payment requirement in order to allow you to make such additional Purchase Payments.) If, after the 60-day period, the Contract Value remains insufficient to assess the rider charge, we will reduce your Long Life Benefit Payments. We will send you a new contract data page reflecting the amount of the reduced Long Life Benefit Payment. Once the Long Life Benefit Payments have been reduced, a withdrawal of the Contract Value or reduction of the Contract Value to zero for any reason will not impact your payments. The GLLB Rider will remain in effect and the reduced Long Life Benefit Payments will begin on the Commencement Date.

A reduction in Long Life Benefit Payments is permanent and the rider charge will no longer be assessed. If the reduced Long Life Benefit Payment amount is less than $500, we may change the payment frequency. The reduced Long Life Benefit Payments begin on the Long Life Benefit Commencement Date as originally stated in your contract and are calculated based upon the rider charges previously paid.

To calculate the reduced Long Life Benefit Payments we calculate an accumulated amount (as described below) based upon the rider charges paid and apply this amount to minimum annuity factors based on the Annuity 2000 mortality table as shown in your contract. The reduced Long Life Benefit Payments are not proportionate. They are reduced to the minimums allowed by state law and may be significantly less than the original Long Life Benefit Payments. In the following examples, the reduced amount is calculated as eighty-seven and one-half percent (87.5%) of the rider charges paid, less fifty dollars ($50) per year, accumulated to the end of the deferral period at an interest rate of three percent (3%) per year. These amounts and percentages are based on your state's nonforfeiture laws that set the values and percentages that may be used to calculate the smallest reduced benefits payable under the GLLB Rider.

Example: Assume that at the time of purchase, a 65 year old male elected a 15-year deferral period and a Long Life Benefit Payment of $250 per month. This resulted in an annual rider charge of $1,000 for the first 10 contract years. In the 8th Contract Year, the Contract Value was reduced to zero causing a reduction in the Long Life Benefit Payments. The reduced amount would be calculated by multiplying the $7,000 paid in rider charges by 87.5%, less $50 per year, accumulated at 3% interest to the end of the deferral period. This is equal to $7,563.31. The $7,563.31 is applied to the annuity purchase rate table for an 80 year old (65 plus 15) male resulting in a reduced Long Life Benefit Payment of $60.41 per month. The reduced Long Life Benefit Payment will begin on the original Long Life Benefit Commencement Date.

Termination of Rider: If the Long Life Benefit Annuitant dies prior to the Long Life Benefit Commencement Date the rider will be terminated. The date of termination will be the date that proof of death acceptable to us is received at our Home Office. We continue to assess the charge until we receive notice of death; therefore, it is important that we are notified of the death of the Long Life Benefit Annuitant as promptly as possible. Once the rider is terminated, no further rider charges will be assessed.

We will pay any Long Life Benefit Payments (including reduced Long Life Benefit Payments) even if you withdraw or annuitize your entire Contract Value prior to the Long Life Benefit Commencement Date as long as the Long Life Benefit Annuitant is living on the Long Life Benefit Commencement Date. After the Long Life Benefit Commencement Date, Long Life Benefit Payments will continue until the Long Life Benefit Annuitant dies. Upon the death of the Long Life Benefit Annuitant, the Long Life Benefit Payments will end and the GLLB Rider will terminate.

Proof of Age or Sex: We may require proof of age or sex before beginning Long Life Benefit Payments. If the age or sex of the Long Life Benefit Annuitant has been misstated, Long Life Benefit Payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We will not credit interest on underpayments or charge interest on overpayments. We may require evidence satisfactory to us that the Long Life Benefit Annuitant is living before we make any payment.

9. DEATH BENEFIT & OPTIONAL DEATH BENEFIT RIDER

STANDARD DEATH BENEFIT AND AGE EXTENSION RIDER

Standard Death Benefit

Your contract provides you with a standard death benefit payable during the Accumulation Phase. If you are younger than age 75, the standard death benefit is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on your death benefit. When you die and you are

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younger than age 75 at the time of death, the standard death benefit is the greater of:

(a)  Your Contract Value on the date all proof of death acceptable to us, such as a certified death certificate, plus written direction regarding how to pay the death benefit are completed and in a form acceptable to us. If we have not received all the required paperwork by the 6-month anniversary of death, then we will use the 6-month anniversary Contract Value as described in the Payment of Death Benefit section below;

AND

(b)  100% of Purchase Payments with a proportional deduction for withdrawals and associated charges. All withdrawals reduce this portion of the calculation in the same proportion that the Contract Value was reduced by the withdrawal. In your contract, part (b) is referred to as the "guaranteed minimum death benefit".

If (b) is greater than (a), then we will add money to your contract to meet the guaranteed minimum provided by this standard death benefit. This additional amount will be allocated to the Sub-accounts in the same proportion that Purchase Payments were last allocated. Thereafter, the Contract Value will be subject to investment performance and applicable charges until the date the death benefit is paid. We will add no more than $1 million to your contract to satisfy the standard death benefit.

The standard death benefit is your Contract Value, when:

•  You are age 75 or older at the time of death;

•  There are joint Owners and the younger joint Owner dies; or

•  You assign your contract or elect to change the ownership of your contract.

In other words, item (b) above is set to zero, and your Contract Value is the death benefit.

Therefore, naming joint Owners and making ownership changes will have an impact on your contract. You should consult your agent or other adviser if you have questions.

Example One: Assume Purchase Payments total $100,000 and no withdrawals have been made. The sole Owner is age 65 and the Beneficiary submits all required information to us for processing the death claim by the third-month anniversary of the Owner's death. The Contract Value on the third-month anniversary is $90,000.

The death benefit equals the greater of

(a) $90,000; and
(b) $100,000.

Therefore, your standard death benefit is $100,000, and we will add $10,000 to the contract in the same investment allocation as the current Contract Value is invested.

If in this example the sole Owner had been age 78, there would be no guaranteed minimum death benefit. The Beneficiary would receive $90,000.

Example Two: Assume the same facts as above but you took a withdrawal of $50,000 prior to your death leaving a Contract Value of $40,000. Your withdrawal reduces (b) in the same proportion that the Contract Value was reduced by the withdrawal as follows:

$100,000 x (40,000/90,000) = $44,444.44

The death benefit equals the greater of

(a)  $40,000; and
(b)  $44,444.44.

Therefore, your standard death benefit is $44,444.44 and we will add $4,444.44 to the contract in the same investment allocation as the current Contract Value is invested. In this example, the death benefit was reduced by more than the dollar amount of the withdrawal.

Example Three: Assume the same facts as Example One above except the Contract Value on the third-month anniversary is $125,000.

The death benefit equals the greater of

(a)  $125,000; and
(b)  $100,000.

Because the Contract Value exceeds the guaranteed minimum death benefit of $100,000, no additional money will be added by us to the contract, and the Beneficiary will receive $125,000.

Guaranteed Minimum Death Benefit Age Extension ("GMDB - Age Extension")

You may purchase the GMDB - Age Extension rider if available in your state. This benefit is designed to protect your Contract Value from potentially poor investment performance for a longer period of time. It is calculated in the same manner as the standard death benefit described above, but it allows you to extend the guaranteed minimum death benefit of part (b) above to age 95. This is an optional rider available under the contract for an additional charge. If you are under age 75 on the issue date of the contract, you may elect this rider. If the contract is owned by joint Owners, both Owners must be under age 75 as of the Contract Date to elect this rider. You may elect this rider only at the time you purchase the contract.

PAYMENT OF DEATH BENEFIT

We will pay the death benefit upon receipt at our Home Office of proof of death acceptable to us, such as a certified copy of a death certificate, plus written direction from at least one eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment and any other document, forms or information we need as described in your contract. The amount of the death benefit will include any interest required by state law.

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If we are required under the standard death benefit to add money to your contract, then we will calculate the amount to be added on the date we receive due proof of death acceptable to us and written direction from at least one eligible recipient of the death benefit regarding how to pay the death benefit. The money added will be allocated to the Sub-accounts according to the current allocation instructions on file for your Purchase Payments as of that date. We will add no more than $1 million to your contract to satisfy the standard death benefit.

If on the 6-month anniversary of the date of death we have not received all the information needed to process the death claim and we are required to add money to your contract under the standard death benefit, we will add the required amount and credit the difference with interest at the Fidelity VIP Money Market Portfolio rate from the 6-month anniversary until the date we receive the required information. At that time we will allocate this additional amount, with the credited interest, to the Sub-accounts in the same proportion that Purchase Payments were last allocated. Thereafter, the Contract Value will be subject to investment performance and applicable charges until the date the death benefit is paid.

Example: Assume Purchase Payments total $100,000 and no withdrawals have been made. The sole Owner is age 65, and the Beneficiary submits all required information to us on the 8-month anniversary of the Owner's death when the Contract Value is $85,000. The Contract Value on the six-month anniversary is $95,000.

The death benefit is the greater of

(a)  $95,000; and
(b)  $100,000.

Therefore, the death benefit is $100,000 and we will add $5,000, plus interest from the 6-month anniversary to the 8-month anniversary based on the Fidelity Money Market Portfolio, to the contract in the same investment allocation as the current Contract Value is invested.

If the Beneficiary or surviving Owner chooses to leave money invested in the contract rather than taking it in a lump sum, then, thereafter, the Contract Value will be subject to investment performance and applicable contract charges until the date the entire death benefit is paid out. This value will usually go up or down. Thus, we should be notified of a death as promptly as possible to limit the risk of a decline in benefit value.

Payment Options

Under a non-qualified contract, the death benefit may be paid as:

1)  a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

2)  annuity payments made over the Beneficiary's life or life expectancy. To receive annuity payments, the Beneficiary must make this election within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.

If your Beneficiary chooses a lump sum, then we value the death benefit as of the next close of the NYSE after we receive all required information and pay it within 7 days. If your Beneficiary chooses to make a series of withdrawals over time as provided in option 1 above, then your Beneficiary will pay all charges and expenses as described in the Charges and Expenses section of this prospectus, except surrender charges, so long as the death benefit remains invested in the contract. Your Beneficiary will also be subject to investment performance until the date the entire death benefit is paid out.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If you entered into a civil union your rights to continue the contract may be limited under federal laws. See Section 6 - Taxes for more information. If this spouse is also the oldest joint Owner, the standard death benefit will apply on the death of this spouse. Otherwise, the death benefit on the death of your spouse will be the Contract Value.

If the age of the Annuitant or contract Owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the Annuitant or contract Owner.

DEATH DURING THE ACCUMULATION PHASE

The death benefit during the Accumulation Phase is payable as follows:

•  surviving Owner; or if none, then

•  surviving primary Beneficiaries; or if none, then

•  surviving contingent Beneficiaries; or if none, then

•  estate of the last Owner to die.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant's death, you will become the Annuitant. If this contract is owned by a non-natural person (e.g., a corporation or trust), the death of the Annuitant will be treated as the death of the Owner.

DEATH DURING THE INCOME PHASE

If an Owner dies during the Income Phase, then any amounts paid after the Owner's death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not the Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The death benefit or remaining

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annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See Section 2 - Annuity Payments for more information.

The right to change the Payee for remaining annuity payments under another annuity option is determined as follows:

•  surviving Owner; or if none, then

•  surviving primary Beneficiary; or if none, then

•  surviving contingent Beneficiary; or if none, then

•  estate of the last Owner to die.

10. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We established Symetra Separate Account C (formerly Safeco Separate Account C) ("Separate Account") under Washington law on September 14, 1993. The Separate Account holds the assets that underlie Contract Values invested in the Sub-accounts. The Separate Account was registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended on January 28, 1994.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•  Transfer assets supporting the contracts from one Sub-account to another or from the Separate Account to another separate account;

•  Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•  Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•  Manage the Separate Account under the direction of a committee at any time;

•  Make any changes required by applicable law or regulation; and

•  Modify the provisions of the contract to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The contracts are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Symetra Life contracts.

Registered representatives who solicit sales of the contracts receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one annuity over another annuity and may favor one annuity provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your contract, please ask your registered representative.

Furthermore, we and SSI offer the contracts through our affiliated broker-dealer, Symetra Investment Services, Inc. ("SIS"). Because of this affiliation, SIS and its registered representatives may favor Symetra Life's products. We do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission or bonuses for selling Symetra Life products rather than another company's annuity product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our contracts to broker-dealers and their registered representatives. Wholesalers may also be called "independent marketing

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organizations" and provide training, marketing and other sales-related functions. Wholesalers may also provide administrative services to us in connection with the contracts. Some wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of Purchase Payments invested in the contract. At the option of the broker-dealer, we may pay lower compensation on Purchase Payments but pay a periodic asset-based commission beginning after the first Contract Year. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer but is not expected to be more than 6.0% of Purchase Payments. We may also pay additional commission if you choose to receive your Contract Value in the form of a fixed annuity option. We do not expect this commission to exceed 2.25% of the Contract Value applied to purchase a fixed annuitization option. In addition, allowances, and bonuses may be paid to broker-dealers and/or other distributors of the contracts, and we may also provide non-cash compensation in connection with the promotion of the contracts, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer firms in order to be included on their approved product lists or to be part of "preferred product" arrangements. You may contact us for the list of firms, if any, with which we may have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer firms. They may be based on assets under management, purchase payments received, or other criteria. These additional incentives or payment could create an incentive for your registered representative, and the broker-dealer with which they are associated to recommend products that pay them more than others.

This contract does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the surrender charge and the mortality and expense risk charge. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios.

AMENDMENTS TO THE CONTRACT

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation or in arbitration. In some lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the contract, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the Sub-accounts for any period of time when:

•  the NYSE is closed (other than customary weekend or holiday closings);

•  trading on the NYSE is restricted;

•  an SEC declared emergency exists such that disposal of or determination of the value of the Sub-accounts is not reasonably practicable; or

•  the SEC, by order, so permits for your protection.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a Purchase Payment and/or "freeze" your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. In these situations, we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing forms and handling of Purchase Payments, withdrawals and surrenders may be administered

Symetra Focus Prospectus
34

more efficiently. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing Owner transaction charges (including the surrender charge).

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE INFORMATION

You can find more information about the Symetra Focus Variable Annuity contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.

FINANCIAL STATEMENTS

The financial statements of Symetra Life and Symetra Separate Account C are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
Services
Purchase of Contracts
Underwriter
Additional Tax Information
Annuity Provisions
Financial Statements

Symetra Focus Prospectus
35

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information dated September 1, 2008, for this prospectus, please complete this form, detach and mail to:

Symetra Life Insurance Company
PO Box 3882
Seattle, WA 98124-3882

Please send me a free copy of the Statement of Additional Information for the Symetra Focus Variable Annuity at the following address:

Name:

Mailing Address:

Symetra Focus Prospectus

APPENDIX A
CALCULATION OF SURRENDER & WITHDRAWAL CHARGES

EXAMPLE 1 - Surrender Charge Only

Assume you purchase a contract on January 4th with an initial Purchase Payment of $100,000 and allocate the full amount to Sub-account A. Sub-account A has a unit value at the close of business on January 4th of 10.000 so you have 10,000 units of Sub-account A. On July 1st of the same year, you request to withdraw $25,000.

AS OF JULY 1st

Number of Units Owned	=	10,000

Unit Value of Sub-account A	=	$20.00

Contract Value (# of Units multiplied by Unit Value)	=	$200,000

10% free withdrawal amount	=	$20,000

For your requested withdrawal amount of $25,000, you will receive $20,000 (10% of Contract Value) without a surrender charge. The remaining $5,000 will be assessed a surrender charge of 7% because the Purchase Payment has been invested in the contract for less than one year.

$5,000 times 7%	=	$350.00

$5,000 - $350.00	=	$4,650.00

After the surrender charge is deducted you will receive a payment of $24,650.00 but a total of $25,000.00 will be removed from your Contract Value. After the withdrawal, your units will have been reduced by 1,250 units and you will own 8,750 units in Sub-account A.

Amount of Withdrawal divided by Unit Value ($25,000.00 divided by $20.00)	=	1,250	Units

# of Units Owned Prior to Withdrawal minus the # of Units Reduced by the Withdrawal (10,000 minus 1,250)	=	8,750	Units

EXAMPLE 2: Surrender Charge and Withdrawal Charge

Assume that on December 1st of the same year, you request a withdrawal of $20,000. You own 8,750 units of Sub-account A and the value of the Sub-account as of December 1st is $15.00.

Contract Value (# of Units multiplied by Unit Value)	=	$131,250

10% free withdrawal amount of current Contract Value plus the previous withdrawals 131,250 + $25,000 ($= $156,250)	=	$15,625

Previously Requested Withdrawal Amount	=	$25,000

Because the surrender charge was waived on the first 10% of Contract Value withdrawn during the contact year (the July 1st withdrawal of $25,000), the waived charge is not available for this withdrawal. The applicable surrender charge is equal to:

7% of $20,000	=	$1,400.00

Since this is the second withdrawal during the contract year, a $25.00 withdrawal charge also applies. You receive a payment of $18,575 but $20,000 will be withdrawn from the contract to include the surrender charge ($1,400.00) and withdrawal charge ($25.00). After the withdrawal, your units in Sub-account A are reduced by 1,333.333 units and you will own 7,416.677 units in Sub-account A.

Amount of Withdrawal divided by Unit Value ($20,000 divided by 15.000)	=	1,333.333	Units

# of Units Owned Prior to Withdrawal minus the # of Units Reduced by the Withdrawal (8,750 minus 1,333.333)	=	7,416.667	Units

Units Remaining Contract Value (Units multiplied by Unit Value)	=	$111,250

Symetra Focus Prospectus
A-1

APPENDIX B

Accumulation Unit Value History

Except for Sub-accounts which were not offered under the contract as of December 31, 2007, the following table includes Accumulation Unit Values and the total number of Annuity Units outstanding for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

We make deductions for certain charges as part of our calculation of the Accumulation Unit Value and Annuity Units. The Tiers shown in the tables correlate to the charge taken for the asset-related administration charge. Tier I represents the 0.41% charge, Tier II represents the 0.35% charge, Tier III represents the 0.25% charge, Tier IV represents the 0.15% charge and Tier V represents the 0.05% charge.

The table below shows the Accumulation Unit Values and Annuity Units assuming you select no optional benefits.

	Tier I	Tier II	Tier III	Tier IV	Tier V
Fidelity VIP Index 500 Portfolio - Initial Class Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$9.569	$9.571
2007 Units	2,650	1,858
Fidelity VIP Money Market Portfolio - Initial Class Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$10.215	$10.218	$10.224
2007 Units	28,263	28,255	—
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$9.673
2007 Units	6,045
Ibbotson Balanced ETF Asset Allocation Portfolio - Class I Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$9.913	$9.916	$9.921
2007 Units	2,503	14,394	29,163
Ibbotson Conservative ETF Asset Allocation Portfolio - Class I Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$10.368
2007 Units	—
Ibbotson Growth ETF Asset Allocation Portfolio - Class I Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$9.730
2007 Units	7,594
Ibbotson Income & Growth ETF Asset Allocation Portfolio - Class I Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$10.109	$10.112
2007 Units	—	20,420
Vanguard VIF - Balanced Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$10.014	—	$10.023
2007 Units	16,968	—	8,215

Symetra Focus Prospectus

	Tier I	Tier II	Tier III	Tier IV	Tier V
Vanguard VIF - High Yield Bond Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$9.721	$9.724
2007 Units	4,863	2,847
Vanguard VIF - International Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$10.312	$10.315
2007 Units	7,003	4,174
Vanguard VIF - Mid-Cap Index Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$9.232	$9.235	$9.240
2007 Units	12,299	6,845	8,639
Vanguard VIF - REIT Index Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$7.985	$7.988
2007 Units	1,909	1,834
Vanguard VIF - Total Bond Market Index Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$10.496	$10.499	$10.505
2007 Units	9,735	10,830	8,168
Vanguard VIF - Total Stock Market Index Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
2007 Value	$9.486	$9.489	$9.494
2007 Units	13,969	13,314	8,399

The table below shows the Accumulation Unit Values for those portfolios which had assets invested in the GMDB - Age Extension rider as of December 31, 2007.

	Tier I	Tier II	Tier III	Tier IV	Tier V
Fidelity VIP Index 500 Portfolio - Initial Class Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value
GMDB 2007 Units
Fidelity VIP Money Market Portfolio - Initial Class Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value	$10.209	$10.212
GMDB 2007 Units	7,898	21,754
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value
GMDB 2007 Units
Ibbotson Balanced ETF Asset Allocation Portfolio - Class I Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value
GMDB 2007 Units
Ibbotson Conservative ETF Asset Allocation Portfolio - Class I Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value
GMDB 2007 Units

Symetra Focus Prospectus

	Tier I	Tier II	Tier III	Tier IV	Tier V
Ibbotson Growth ETF Asset Allocation Portfolio - Class I Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value
GMDB 2007 Units
Ibbotson Income & Growth ETF Asset Allocation Portfolio - Class I Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value
GMDB 2007 Units
Vanguard VIF - Balanced Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value
GMDB 2007 Units
Vanguard VIF - High Yield Bond Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value	—	$9.719	—	—	$9.735
GMDB 2007 Units	—	1,532	—	—	17,452
Vanguard VIF - International Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value	—	$10.309	—	—	$10.327
GMDB 2007 Units	—	931	—	—	10,926
Vanguard VIF - Mid-Cap Index Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value	—	$9.229	—	—	$9.245
GMDB 2007 Units	—	3,660	—	—	43,299
Vanguard VIF - REIT Index Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value	—	$7.983	—	—	$7.997
GMDB 2007 Units	—	955	—	—	11,181
Vanguard VIF - Total Bond Market Index Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value	—	$10.493	—	—	$10.511
GMDB 2007 Units	—	5,244	—	—	60,397
Vanguard VIF - Total Stock Market Index Portfolio Sub-Account
May 16, 2007 value (initial public offering) $10.000
GMDB 2007 Value	—	$9.484	—	—	$9.500
GMDB 2007 Units	—	4,414	—	—	52,408

Symetra Focus Prospectus

SYMETRA FOCUS VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

issued by

SYMETRA SEPARATE ACCOUNT C

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing.  For a copy of the prospectus, call 1-800-796-3872 or write to Symetra Life Insurance Company, Retirement Services Department, P.O. Box 3882, Seattle, Washington 98124-3882.

This Statement of Additional Information and the prospectus are both dated September 1, 2008.

GENERAL INFORMATION

Symetra Life Insurance Company (“the Company”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses.  Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company.  On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account C (“the Separate Account”) to hold assets that underlie contract values invested in the Sub-accounts.  The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws.  The  Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.

Accumulation Units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it.  Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions.  The contract Owner bears the entire investment risk.  There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the Purchase Payments made under a contract.

SERVICES

Experts

Ernst & Young LLP, independent registered public accounting firm, has audited our financial statements listed below, as set forth in their reports. We’ve included our financial statements in the Statement of Additional Information and elsewhere in the Registration Statement in reliance on Ernst & Young LLP’s reports, given on their authority as experts in accounting and auditing.

•                  The statements of assets and liabilities of Symetra Separate Account C as of December 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended.

•                  The consolidated financial statements for Symetra Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007.

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of Financial Industry Regulatory Authority (“FINRA”) formerly known as the National Association of Securities Dealers, Inc.

The amount of the surrender charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses.  Any reduction of the surrender charge will be determined by us after examination of all the relevant factors such as:

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1.               The size and type of group to which sales are to be made will be considered.  Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2.               The total amount of purchase payments to be received will be considered.  Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3.               Any prior or existing relationship with us will be considered.  Per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contracts with fewer sales contacts.

4.               There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the surrender charge.

The surrender charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates.  In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

UNDERWRITER

Symetra Securities, Inc. (“SSI”), an affiliate of the Company, acts as the principal underwriter for the contracts pursuant to an underwriter’s agreement with us.  SSI is located at 777 108th Ave NE, Suite 1200, Bellevue, WA 98004. The contracts issued by the Separate Account are offered on a continuous basis.  For the years ended 2007, 2006, and 2005, SSI received $5,126,947,  $5,555,210, and  $6,501,646 in commissions for the distribution of all annuity contracts funded through the Separate Account.  SSI does not retain any portion of the commissions.

ADDITIONAL TAX INFORMATION

Note

The following description is based upon the Company’s understanding of current federal income tax law applicable to annuities in general.  Tax laws are complex and subject to change.  We cannot predict the probability that any changes in the interpretation of the laws, or the laws themselves, will occur.  Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes.  We do not guarantee the tax status of the contracts.  Purchasers bear the complete risk that the contracts may not be treated as “annuity contracts” under federal income tax laws.  It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations.  Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended, (“the Code”) governs taxation of annuities in general.  An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected.  For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract.  For a partial withdrawal payment, the recipient is taxed  as if earnings are withdrawn first before the cost basis of the contract is withdrawn.  The cost basis is generally the amount of non-deductible purchase payments which for qualified contracts may be zero.  The taxable portion of the lump sum payment is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract.  The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid.  Payments received after the investment in the contract has been recovered (i.e. when the total of

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the excludable amounts equals the investment in the contract) are generally fully taxable.  For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income.  Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

Any death benefits paid under the contract are generally taxable to the beneficiary.  The rules governing the taxation of distributions from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

The Company is taxed as a life insurance company under the Code.  For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Non-Qualified Annuity Contracts

Individuals may purchase non-qualified annuity contracts without any purchase payment limits imposed under the Code.  The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until withdrawn.  If the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are includable in gross income.

Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, e.g., a corporation or certain other entities.  Such contracts will generally not be treated as annuities for federal income tax purposes.  This treatment is not applied to contracts held by certain trusts or other entities as an agent for a natural person or to hold qualified retirement plan assets.  Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

Under the Code, if two or more non-qualified annuity contracts are purchased from the same company within the same calendar year, they are treated as one annuity contract for purposes of determining the tax consequences of any distribution.  As a result, withdrawals from any of such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts.  For purposes of the aggregation rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

Tax Treatment of Withdrawals – Non-Qualified Annuity Contracts

In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals.  The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59½; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; or (e) which are allocable to purchase payments made prior to August 14, 1982.  With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts.  However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts.  (See “Tax Treatment of Withdrawals - Qualified Contracts” below.)

Qualified Contracts

1.                               The following describes contracts offered to individual contract owners in order to allow individuals to accumulate savings for retirement.  If your contract is issued as an Individual Retirement Annuity (“IRA”) or Roth Individual Retirement Annuity (“Roth IRA”), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA.  We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and

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Roth IRAs subject to the accuracy and completeness of the information you provide us.  For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan.  Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the contract provisions and administrative services in the prospectus.

a.                           Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA.  Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income.  These IRAs are subject to limitations on eligibility, contributions, transferability and distributions.  Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees.  Under an employer’s SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA.   Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA.  Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.                        Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs.  Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence.  Qualified distributions from Roth IRAs are excluded from taxable gross income.  “Qualified distributions” are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 ½; (2) the distribution is paid to a beneficiary after the owner’s death; (3) the annuity owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.)  Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA.  The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

Subject to certain limitations, you may convert a traditional IRA to a Roth IRA.  You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

2.                               The following describes contracts offered to participants of employer-sponsored retirement plans.  Owners, annuitants and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company’s administrative procedures.  Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law.  Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus.  Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization.  The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The contracts sold by the Company in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex.  Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

5

a.                    Tax Sheltered Annuity

Section 403(b) of the Code permits the purchase of “Tax Sheltered Annuities” (“TSA”) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.  These qualifying employers may make contributions to the contracts for the benefit of their employees.  Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts.  The amount of contributions to the TSA is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.  (See “Tax Treatment of Withdrawals - Qualified Contracts” below.)  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.                   Roth TSA

Section 402A of the Code permits an employee to designate their contributions to their TSAs as Roth TSA contributions if Roth TSA contributions are permitted by the employer.  Roth TSA contributions are includable in gross income and are subject to the TSA limits discussed above.  Qualified distributions from Roth TSAs are excluded from taxable gross income.  “Qualified distributions” are distributions which (a) are made more than five years after the taxable year for which the employee first designated a contribution as a Roth TSA contribution, and (b) meet any of the following conditions: (1) the annuity owner has reached age 59 ½; (2) the distribution is paid to a beneficiary after the owner’s death; or (3) the annuity owner is disabled. Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth TSA.  The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

c.                    Deferred Compensation Plans

Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees.  The Code establishes limitations and restrictions on eligibility, contributions and distributions.  Under these plans, contributions made for the benefit of the employees will not be includable in the employees’ gross income until distributed from the plan.  Special rules apply to deferred compensation plans.  Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Tax Treatment of Withdrawals - Qualified Contracts

In addition to ordinary income tax,   Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities and Roth Tax Sheltered annuities), 408 (Individual Retirement Annuities), and 408A (Roth Individual Retirement Annuities).  To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed.

6

The tax penalty will not apply to the  following distributions:  (a) if distribution is made on or after the date on which the owner reaches age 59½; (b) distributions following the death or disability of the owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary; (d) distributions made to the owner who has separated from service after he or she has attained age 55; (e) distributions made to the owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed owner; (h) distributions made to pay qualified higher education expenses;  (i) distributions made to an owner for first home purchases; (j) distributions due to an IRS levy; (k) qualified reservist distributions to individuals ordered or called to active duty after 9/11/2001 and before 12/31/2007; and (l) distributions to qualified public safety employees from a governmental defined benefit plan after attaining age 50 and separating from service.   The exceptions stated in (d), and (f) above do not apply in the case of an IRA or Roth IRA.  The exception stated in (c) above applies to an IRA and Roth IRA without the requirement that there be a separation from service.  The exceptions stated in (g), (h), and (i) above do not apply in the case of a TSA or Roth TSA.  The exception in (k) is retroactive to September 11, 2001; an individual who receives a qualified reservist distribution may repay the distribution without regard to otherwise applicable dollar limits and file a claim for refund of the penalty tax paid at any time during a two year period beginning the day after the end of active duty but not ending before August 17, 2008.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70½.  Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later.  Such distributions (including distributions from Roth TSAs) must include the present value of any death benefits you have purchased under the contract and  must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.  If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth IRAs are not subject to the required minimum distribution rule.  Distributions from a Roth IRA may be deferred until the death of the owner.

Tax Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 ½; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) experiences a hardship; (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order; or (6) is a member of the National Guard or Reserves, is called to active duty and requests a qualified reservist distribution.  Withdrawals for hardship are restricted to the portion of the owner’s Contract Value which represents contributions made by the owner and does not include any investment results.  The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans.  Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Income Tax Withholding

All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to federal income tax withholding.  Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments.  However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.  Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Certain distributions from retirement plans qualified under Section 403(b) or from governmental retirement plans qualified under Section 457, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax.  The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at

7

least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary;  (b) distributions for a specified period of 10 years or more; (c) distributions which are required minimum distributions; (d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); (e) hardship distributions; or (f) corrective distributions.  You should consult your own tax counsel or other tax adviser regarding income tax withholding.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts.  The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”), adequately diversified.  Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract.  The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus.  The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

The Company intends that all Sub-accounts underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.  At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the contract owner was not the owner of the assets of the separate account.  It is unknown whether these differences, such as your ability to transfer among Sub-accounts or the number and type of Sub-accounts available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively.  However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

8

ANNUITY PROVISIONS

Annuity Unit Value

The value of an Annuity Unit for each Sub-account on any date varies to reflect the investment experience of the Sub-account, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an Annuity Unit is determined by multiplying the value of an Annuity Unit for each Sub-account, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the accumulation unit value of a Sub-account on successive days when the NYSE is open for regular trading.  The Net Investment Factor for any Sub-account for any valuation day is determined by taking the accumulation unit value of the Sub-account as of the current valuation day, and dividing it by the accumulation unit value for the preceding day.  The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the Annuity Unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746.  This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

Variable Annuity Payments

The amount of the first annuity payment is based on the annuity option selected, the annuity purchase rate, the age and sex of the Annuitant, the investment performance of the Sub-accounts you selected, and the Annuity Date.  The amount of the first payment is the sum of the payments from each Sub-account.  We use the Variable Annuity Purchase Rate Table  to determine the variable annuity payment based on the value of each Sub-account.  We determine the value (after deduction for premium taxes, if applicable) on the 15th day of the preceding month.  The Variable Annuity Purchase Rate Table is contained in the contract and is guaranteed for the duration of the contract.

The number of Annuity Units attributed to a Sub-account is the amount of the first annuity payment attributable to that Sub-account, divided by the value of the applicable Annuity Unit for that Sub-account.  This determination is made as of  the 15th day of the month preceding the Annuity Date.  The number of Annuity Units attributed to the variable annuity payment each month remains constant unless the owner changes Sub-account elections.  The value of an Annuity Unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment is the sum of the payments from each Sub-account, which are determined by multiplying the number of Annuity Units credited for that Sub-account by the Annuity Unit value of that Sub-account as of the 15th day of the month preceding the annuity payment.  If the NYSE is closed on that date, the calculation will be made on the next Business Day.  If premium taxes are required by state law, these taxes will be deducted before they annuity payment is calculated.

To illustrate the manner in which variable annuity payments are determined we have provided the following example.   Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an annuitant with an adjusted age 63, where an owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%.  (The “Life Annuity with Guaranteed Period” option is described in the prospectus).

(1)	Assumed number of accumulation units in a Sub-account on maturity date	25,000

(2)	Assumed value of an accumulation unit in a Sub-account at maturity	$12.5000

(3)	Cash value of contract at maturity, (1) x (2)	$312,500

(4)	Consideration required to purchase $1 of monthly annuity from Variable Annuity Purchase Rate Table	$200.20

(5)	Amount of first payment from a Sub-account, (3) divided by (4)	$1,560.94

(6)	Assumed value of Annuity Unit in a Sub-account at maturity	$13.000

(7)	Number of Annuity Units attributed to a Sub-account, (5) divided by (6)	120.072

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The $312,500 value at maturity provides a first payment from the Sub-account of $1,560.94, and payments thereafter of the varying dollar value of 120.072 Annuity Units.  The amount of subsequent payments from the Sub-account is determined by multiplying 120.072 units by the value of an Annuity Unit in the Sub-account on the applicable valuation date.  For example, if that unit value is $13.25, the monthly payment from the Sub-account will be 120.072 multiplied by $13.25, or $1,590.95.

However, the value of the Annuity Unit depends on the investment experience of the Sub-account.  Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the Annuity Unit would decline in value.  If the Annuity Unit value declined to $12.75 the succeeding monthly payment would then be 120.072 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in one Sub-account.  If there are Annuity Units in two or more Sub-accounts, the annuity payment from each Sub-account is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Sub-accounts.

Fixed Annuity Payments

The amount of fixed annuity payments under a life annuity remains constant and is determined by applying the value of the contract used to purchase fixed annuity payments, after deduction for premium taxes, if applicable, to the Fixed Annuity Purchase Rate Table contained in the contract.  The Company may substitute more favorable payment rates for the rates in the Fixed Annuity Purchase Rate Table on a non-discriminatory basis.

FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Symetra Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.  They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

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CONSOLIDATED FINANCIAL STATEMENTS

Symetra Life Insurance Company and Subsidiaries

As of December 31, 2007 and 2006

and Each of the Three Years in the Period Ended December 31, 2007

Symetra Life Insurance Company and Subsidiaries

Consolidated Financial Statements

As of December 31, 2007 and 2006

and Each of the Three Years in the Period Ended

December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders

Symetra Life Insurance Company and Subsidiaries

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company and Subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Symetra Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington

March 11, 2008

1

Symetra Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

(In thousands, except share and per share data)

	December 31
	2007	2006
Assets
Investments: (Note 3)
Available-for-sale securities:
Fixed maturities, at fair value (amortized cost: $15,550,530 and $16,051,929, respectively)	$15,506,504	$16,013,687
Marketable equity securities, at fair value (cost: $135,182 and $136,797, respectively)	152,775	157,800
Mortgage loans	845,484	794,283
Policy loans	77,183	79,244
Short-term investments	5,798	31,745
Investments in limited partnerships	158,793	112,648
Other invested assets	3,918	7,213
Total investments	16,750,455	17,196,620

Cash and cash equivalents	196,376	227,796
Accrued investment income	193,678	206,297
Accounts receivable and other receivables	50,871	79,172
Reinsurance recoverables (Note 7)	253,915	238,764
Deferred policy acquisition costs (Note 8)	132,891	88,237
Goodwill	3,687	3,687
Current income tax recoverable	3,280	—
Deferred income tax assets, net (Note 13)	203,199	218,460
Property, equipment, and leasehold improvements, net (Note 10)	13,140	16,799
Other assets	20,442	12,026
Securities lending collateral (Note 5)	283,330	439,292
Separate account assets	1,181,856	1,233,929
Total assets	$19,287,120	$19,961,079

2

Symetra Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

(In thousands, except share and per share data)

	December 31
	2007	2006
Liabilities and stockholder’s equity
Funds held under deposit contracts	$15,565,329	$15,984,629
Future policy benefits	384,855	376,363
Policy and contract claims (Note 11)	110,925	119,514
Unearned premiums	11,546	11,721
Other policyholders’ funds	56,617	48,392
Current income taxes payable (Note 13)	—	5,194
Other liabilities	198,115	244,703
Securities lending payable (Note 5)	283,330	439,292
Separate account liabilities	1,181,856	1,233,929
Total liabilities	17,792,573	18,463,737

Commitments and contingencies (Note 15)

Common stock, $250 par value; 20,000 shares authorized, issued and outstanding as of December 31, 2007 and 2006	5,000	5,000
Additional paid-in capital	1,251,697	1,251,697
Retained earnings	254,116	251,458
Accumulated other comprehensive loss, net of taxes (Note 14)	(16,266)	(10,813)
Total stockholder’s equity	1,494,547	1,497,342
Total liabilities and stockholder’s equity	$19,287,120	$19,961,079

See accompanying notes.

3

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Income

(In thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Premiums (Note 7)	$530,555	$525,657	$575,459
Net investment income (Note 3)	969,251	982,039	991,233
Other revenues	36,370	34,784	37,383
Net realized investment gains (losses) (Note 3)	9,898	(5,482)	13,162
Total revenues	1,546,074	1,536,998	1,617,237

Benefits and expenses:
Policyholder benefits and claims	267,077	264,252	327,427
Interest credited	763,450	774,678	811,334
Other underwriting and operating expenses	248,945	236,707	251,151
Amortization of deferred policy acquisition costs	18,028	14,589	11,861
Total benefits and expenses	1,297,500	1,290,226	1,401,773
Income before income taxes	248,574	246,772	215,464

Provision (benefit) for income taxes: (Note 13)
Current	63,670	92,147	21,914
Deferred	17,374	(6,431)	43,064
Total provision for income taxes	81,044	85,716	64,978
Net income	$167,530	$161,056	$150,486

See accompanying notes.

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Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

(In thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Stockholder’s Equity

Balances at January 1, 2005	$5,000	$1,251,697	$62,416	$311,514	$1,630,627
Comprehensive loss, net of taxes:
Net income	—	—	150,486	—	150,486
Other comprehensive loss, net of taxes:
Net unrealized losses on investment securities (net of tax: $(96,182))	—	—	—	(178,621)	(178,621)
Total comprehensive loss, net of tax					(28,135)
Balances at December 31, 2005	$5,000	$1,251,697	$212,902	$132,893	$1,602,492

Balances at January 1, 2006	$5,000	$1,251,697	$212,902	$132,893	$1,602,492
Comprehensive income, net of taxes:
Net income	—	—	161,056	—	161,056
Other comprehensive loss, net of tax:
Net unrealized losses on investment securities (net of tax: $(77,380))	—	—	—	(143,706)	(143,706)
Total comprehensive income, net of tax					17,350
Dividend distributions	—	—	(122,500)	—	(122,500)
Balances at December 31, 2006	$5,000	$1,251,697	$251,458	$(10,813)	$1,497,342

Balances at January 1, 2007	$5,000	$1,251,697	$251,458	$(10,813)	$1,497,342
Cumulative effect adjustment – upon adoption of SFAS No. 155 (net of tax: $(823))	—	—	1,528	(1,528)	—
Comprehensive income, net of taxes:
Net income	—	—	167,530	—	167,530
Other comprehensive loss, net of tax:
Net unrealized losses on investment securities (net of tax: $(2,113))	—	—	—	(3,925)	(3,925)
Total comprehensive income, net of tax					163,605
Dividend distributions	—	—	(166,400)	—	(166,400)
Balances at December 31, 2007	$5,000	$1,251,697	$254,116	$(16,266)	$1,494,547

See accompanying notes.

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Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

(In thousands)

	Year Ended December 31
	2007	2006	2005
Cash flows from operating activities
Net income	$167,530	$161,056	$150,486
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment (gains) losses	(9,898)	5,482	(13,162)
Accretion of fixed maturities and mortgage loans	58,008	72,185	98,829
Accrued interest on accrual bonds	(38,537)	(43,444)	(45,383)
Amortization and depreciation	10,804	8,314	7,583
Deferred income tax provision (benefit)	17,374	(6,431)	43,064
Interest credited on deposit contracts	763,450	774,678	811,334
Mortality and expense charges and administrative fees	(94,072)	(91,187)	(89,185)
Changes in:
Accrued investment income	12,619	7,205	15,552
Deferred policy acquisition costs	(42,221)	(39,112)	(33,438)
Other receivables	18,356	(27,436)	(8,602)
Policy and contract claims	(8,589)	(16,141)	(17,518)
Future policy benefits	8,492	4,906	16,545
Unearned premiums	(175)	161	2,157
Income taxes	(8,474)	31,402	(30,774)
Other assets and liabilities	(16,642)	(36,950)	(31,933)
Other, net	(2,917)	1,168	11
Total adjustments	667,578	644,800	725,080
Net cash provided by operating activities	835,108	805,856	875,566

Cash flows from investing activities
Purchases of:
Fixed maturities and equity securities	(2,554,396)	(1,710,939)	(2,825,539)
Other invested assets and investments in limited partnerships	(61,874)	(11,499)	(50,866)
Issuances of mortgage loans	(149,964)	(121,987)	(101,992)
Issuances of policy loans	(17,788)	(19,574)	(17,895)
Maturities and calls of fixed maturities	968,369	900,695	1,177,041
Sales of:
Fixed maturities and equity securities	2,090,469	1,632,041	2,322,501
Other invested assets and investments in limited partnerships	13,148	6,730	945
Repayments of mortgage loans	94,841	99,085	134,774
Repayments of policy loans	18,666	20,663	19,244
Net decrease (increase) in short-term investments	25,943	(31,757)	—
Purchases of property, equipment, and leasehold improvements	(2,141)	(2,776)	(21,824)
Net cash provided by investing activities	425,273	760,682	636,389

6

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

(In thousands)

	Year Ended December 31
	2007	2006	2005

Cash flows from financing activities
Policyholder account balances:
Deposits	$820,057	$654,656	$444,475
Withdrawals	(1,894,648)	(2,019,089)	(1,973,164)
Dividend distributions	(166,400)	(122,500)	—
Other, net	(50,810)	44,413	8,882
Net cash used in financing activities	(1,291,801)	(1,442,520)	(1,519,807)
Net increase (decrease) in cash and cash equivalents	(31,420)	124,018	(7,852)
Cash and cash equivalents at beginning of period	227,796	103,778	111,630
Cash and cash equivalents at end of period	$196,376	$227,796	$103,778

Supplemental disclosures of cash flow information
Net cash paid during the year for:
Income taxes	$72,000	$59,960	$51,925
Noncash transaction during the year:
Investment in limited partnership and capital obligation incurred	20,023	19,864	31,599

See accompanying notes.

7

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

(All dollar amounts in thousands, unless otherwise stated)

December 31, 2007

1. Organization and Description of Business

Symetra Life Insurance Company and Subsidiaries (the Company), is a stock life insurance company organized under the laws of the state of Washington. It is a wholly owned subsidiary of Symetra Financial Corporation, a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

The Company offers group and individual insurance products and retirement products, including annuities marketed through professional agents and distributors in all states and the District of Columbia. The Company’s principal products include medical stop-loss insurance, fixed and variable deferred annuities, single premium immediate annuities, and individual life insurance.

The Company has two wholly owned subsidiaries:

•                  First Symetra National Life Insurance Company of New York

•                  Symetra National Life Insurance Company

2. Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

The Consolidated Financial Statements include the accounts of Symetra Life Insurance Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

Certain reclassifications have been made to the prior year financial information for it to conform to the current period presentation.

8

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); the liabilities for funds held under deposit contracts, future policy benefits and policy and contract claims liabilities; the identification of other-than-temporary impairments of investments; and income taxes. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Recognition of Insurance Revenue and Related Benefits

Premiums from group life and health insurance products are recognized as revenue when earned over the life of the policy. The Company reports the portion of premiums unearned as a liability for unearned premiums on the Consolidated Balance Sheets. These policies are short-duration contracts.

Traditional individual life insurance products, primarily term and whole life insurance products, are long-duration contracts consisting principally of products with fixed and guaranteed premiums and benefits. Premiums from these products are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in the recognition of profits over the life of the policy. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Deposits related to universal life-type, limited payment-type, and investment-type products are credited to policyholder account balances and reflected as liabilities rather than as premium income when received. Revenues from these contracts consist of investment income on the policyholders’ fund balances and amounts assessed during the period against policyholders’ account balances for cost of insurance charges, policy administration charges, and surrender charges. The Company includes these cost of insurance charges in premiums. Policy administration charges and surrender charges are included in other revenues in the Consolidated Statements of Income. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Variable product fees are charged to variable annuity and variable life policyholders’ accounts based upon the daily net assets of the policyholders’ account values, and are recognized as other revenue when charged. Cost of insurance charges, policy administration charges, and surrender charges are included in other revenues in the Consolidated Statements of Income.

9

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Investments

Available-for-Sale Securities

The Company classifies its investments in fixed maturities and marketable equity securities as available-for-sale securities and carries them at fair value. Fixed maturities include bonds, mortgage-backed securities, and redeemable preferred stock. Marketable equity securities include common stock, nonredeemable preferred stock, and investments in limited partnerships when the ownership percentage of such investment is less than 3%, which was $21,084 and $25,770 for the years ended December 31, 2007 and 2006, respectively.

The Company reports net unrealized investment gains and losses related to its available-for-sale securities in accumulated other comprehensive income (loss) (AOCI) in Stockholder’s Equity, net of related DAC and deferred income taxes.

The Company reports interest and dividends earned in net investment income. When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid. For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments to date plus anticipated future payments. The Company includes any resulting adjustment in net investment income.

10

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Investment Valuation

The Company uses quoted market prices or public market information to determine the fair value of its investments when such information is available. When such information is not available for investments, as in the case of securities that are not publicly traded, the Company uses other valuation techniques. Such techniques include evaluating discounted cash flows, identifying comparable securities with quoted market prices, and using internally prepared valuations based on certain modeling and pricing methods. The Company’s investment portfolio at December 31, 2007 and 2006, included $656,490 and $604,250, respectively, of fixed maturities and $21,084 and $25,770, respectively, of marketable equity securities that were not publicly traded, and values for these securities were determined using these other valuation techniques.

The cost of securities sold is determined by the specific-identification method.

Other-Than-Temporary Impairments

Investments are considered to be impaired when a decline in fair value is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized position, and for fixed maturities, whether the issuer is in compliance with the terms and covenants of the security.

The Company’s review of its fixed maturities and marketable equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value has declined and remained below cost or amortized cost by less than 20%, (ii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for less than six months, and (iii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for six months or greater. While all securities are monitored for impairment, the Company’s experience indicates that the first two categories do not represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve.

11

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

If the value of any of the Company’s investments falls into the third category, the Company analyzes the decrease to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the Company considers:

•                  How long and by how much the fair value has been below its cost or amortized cost.

•                  The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.

•                  The Company’s intent and ability to hold the security long enough for it to recover its value, considering any long-range plans that may affect the Company’s ability to hold securities.

•                  Any downgrades of the security by a rating agency.

•                  Any reduction or elimination of dividends, or nonpayment of scheduled interest payments.

Based on the analysis, the Company makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, the Company records an impairment charge within net realized investment gains in its Consolidated Statements of Income in the period that the Company makes the determination. In addition, any impaired investments where the Company does not have the intent and ability to hold the security long enough for it to recover its value is recorded as an other-than-temporary impairment.

Mortgage Loans

The Company carries mortgage loans at outstanding principal balances, less a valuation allowance for mortgage loan losses. The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the amortized cost and fair value of the underlying collateral to the valuation allowance. Changes in the valuation allowance are recorded in net realized investment gains (losses). The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. Interest income on nonperforming loans is generally recognized on a cash basis.

12

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Policy Loans

Policy loans are carried at unpaid principal balances, which approximate fair value.

Short-Term Investments

Short-term investments consist of highly liquid debt instruments with original maturities of greater than three months and less than twelve months when purchased.

Investments in Limited Partnerships

Investments in limited partnership interests are accounted for under the equity method when the Company has more than a minor interest of 3% or greater, has influence over the partnership’s operating and financial policies, and does not have a controlling interest. Income from equity method investments is recorded in net investment income.

The Company has identified certain investments in limited partnerships that meet the definition of a variable interest entity (VIE) under Financial Accounting Standards Board (FASB) Interpretation No. (FIN) 46R, Consolidation of Variable Interest Entities. Based on the analysis of these interests, the Company does not meet the FIN 46R definition of “primary beneficiary” of any of these partnerships and therefore has not consolidated these entities. The maximum exposure to loss as a result of the Company’s involvement in its VIEs was $158,793 and $112,648, as of December 31, 2007 and 2006, respectively.

Cash and Cash Equivalents

Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase. Cash equivalents are reported at cost, which approximates fair value, and were $186,583 and $208,333 as of December 31, 2007 and 2006, respectively.

13

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments

Derivative financial instruments are included in other invested assets at fair value on the Company’s Consolidated Balance Sheets. The Company’s financial statement recognition of the change in fair value of a derivative depends on the intended use of the derivative and the extent to which it is effective as part of a hedging transaction. Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment. For derivatives that do not qualify for hedge accounting treatment, the Company records the changes in the fair value of these derivatives in net realized investment gains (losses) in the Consolidated Statements of Income.

Reinsurance

The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures all or a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. Reinsurance does not affect the Company’s liability to its policyholders. Accordingly, the future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables. The Company reports premiums, benefits, and settlement expenses net of reinsurance ceded on the Consolidated Statements of Income. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Deferred Policy Acquisition Costs

The Company defers as assets certain costs, principally commissions, distribution costs, and other underwriting costs, that vary with and are primarily related to the production of business. The Company limits deferrals to the lesser of the acquisition costs contained in the Company’s product pricing assumptions or actual costs incurred.

14

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

The Company amortizes acquisition costs for deferred and immediate annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits of each of these product lines. In this estimation process, the Company makes assumptions as to surrender rates, mortality experience, maintenance expenses, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to DAC amortization rates. For interest-sensitive life products, the Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in adjustments to DAC amortization. When such estimates are revised, they are recorded in current earnings. The Company adjusts the unamortized balance of DAC for the impact on estimated future gross profits as if net unrealized investment gains and losses on securities had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in AOCI in Stockholder’s Equity.

The Company amortizes acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies, using assumptions consistent with those used in computing policy benefit liabilities. The Company amortizes acquisition costs for group life and medical policies over the policy period of one year.

The Company conducts regular recoverability analyses for deferred and immediate annuity contract, universal life contract, and traditional life contract DAC balances. The Company compares the current DAC balance with the estimated present value of future profitability of the underlying business. The DAC balances are considered recoverable if the present value of future profits is greater than the current DAC balance. As of December 31, 2007 and 2006, all of the DAC balances were considered recoverable.

Goodwill

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets. Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment. No impairment was recorded for the years ended December 31, 2007, 2006, or 2005.

15

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. Estimated useful lives generally range from one to ten years for leasehold improvements and three to ten years for all other property and equipment. Leasehold improvements are amortized over the shorter of their economic useful lives or the term of the lease.

Leases

Certain of the Company’s operating leases provide for minimum annual payments that change over the life of the lease. The aggregate minimum annual payments are expensed on the straight-line basis over the minimum lease term. The Company recognizes a deferred rent liability for minimum step rents when the amount of rent expense exceeds the actual lease payments and it reduces the deferred rent liability when the actual lease payments exceed the amount of straight-line rent expense. Rent holidays, rent incentives, and tenant improvement allowances are amortized on the straight-line basis over the initial term of the lease and any option period that is reasonably assured.

Deferred Sales Inducements

The Company defers sales inducements to contract holders for bonus interest features on deferred annuities. The bonus interest entitles the contract holder to an incremental amount of interest to be credited to the account value over the twelve-month period following the initial deposit. The incremental interest causes the first year credited rate to be higher than the contract’s expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contract holders are reported as other assets and amortized into interest credited to policy holder account values using the same methodology and assumptions used to amortize DAC.

16

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported on the accompanying Consolidated Balance Sheets represent funds that the Company administers and invests to meet the specific fund allocations of the policyholders of variable annuity, life, and universal life contracts. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Net investment income and net realized and unrealized investment gains and losses accrue directly to such policyholder who bears the investment risk, subject to guaranteed minimum death benefits (GMDB). For variable annuity contracts with GMDB, the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers three types of GMDB contracts consisting of return of premium and two versions of ratchet, which are evaluated every fifth and eighth year, respectively.

The Company reinsures nearly all of the GMDB risk on its individual variable annuity contracts. Therefore, the liability balance is not material. The Company does not include investment results accruing directly to the policyholder in its revenues. Fees charged to policyholders include mortality, policy administration, and surrender charges and are included in other revenues.

Funds Held Under Deposit Contracts

Liabilities for fixed deferred annuity contracts, guaranteed investment contracts, and universal life policies, including bank owned life insurance (BOLI), are computed as deposits net of withdrawals made by the policyholder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. For single premium immediate annuities (SPIAs), including structured settlements, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Liabilities are based on discounted amounts of estimated future benefits. Contingent future benefits are discounted with current pricing mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for SPIAs is set at issue. The interest rates within the pattern vary over time and start with interest rates that prevailed at the contract issue. The weighted-average implied interest rate on the existing block is currently 5.9% and will grade to an ultimate assumed level of 6.7% in about 20 years.

17

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Future Policy Benefits

The Company computes liabilities for future policy benefits under traditional individual life and group life insurance policies on the level premium method, which uses a level premium assumption to fund reserves. The Company selects the level premiums so that the actuarial present value of future benefits equals the actuarial present value of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes provisions for adverse deviations. These liabilities are contingent upon the death of the insured while the policy is in force. The Company derives mortality assumptions from both company-specific and industry statistics. The Company discounts future benefits at interest rates that vary by year of policy issue, are graded to the statutory valuation interest rate over time, and range from 6.0% to 4.0%. Assumptions are set at the time each product is introduced, and are not updated for actual experience unless the total product liability amount is determined to be inadequate to cover future policy benefits. The provisions for adverse deviations are intended to provide coverage for the risk that actual experience may be worse than locked-in best-estimate assumptions.

Policy and Contract Claims

Liabilities for policy and contract claims primarily represent liabilities for claims under group medical coverages and are established on the basis of reported losses (case basis method). The Company also provides for claims incurred but not reported (IBNR), based on expected loss ratios, claims paying completion patterns, and historical experience. The Company periodically reviews estimates for reported but unpaid claims and IBNR. Any necessary adjustments are reflected in current operating results. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases.

Income Taxes

Income taxes have been provided using the liability method. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated as the difference between the book and tax basis of the appropriate assets and liabilities and are measured using enacted tax rates. Deferred tax assets are recognized only to the extent that it is probable that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized.

The Company files a separate life consolidated tax return.

18

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

New Accounting Pronouncements

FIN 48, Accounting for Uncertainty in Income Taxes — An Interpretation of FASB Statement No. 109

In June 2006, the FASB issued FIN 48, Accounting for Uncertainty in Income Taxes, an Interpretation of SFAS No. 109, Accounting for Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with SFAS No. 109. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007. The company did not recognize a change in the liability for unrecognized tax benefits or an adjustment to retained earnings as a result of adoption.

SFAS No. 155, Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends certain paragraphs of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 also resolves issues addressed in SFAS No. 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS No. 155 eliminates the requirement to bifurcate financial instruments with embedded derivatives if the holder of the instrument elects to account for the entire instrument on a fair value basis. Changes in fair value are recorded as realized gains. The fair value election may be applied upon adoption of the statement for hybrid instruments that had been bifurcated under SFAS No. 133 prior to adoption. SFAS No. 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS No. 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis.

19

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

The Company adopted SFAS No. 155 as of January 1, 2007. Prior to adoption, the Company bifurcated the equity conversion option in its investment in convertible securities. Changes in fair value of the host instrument, the convertible bonds, were recorded in net unrealized gains (losses) on investments while changes in the fair value of the equity conversion option were recorded in net realized investment gains. At December 31, 2006, the Company recorded $42,823 related to the fair value of host instrument in fixed maturity investments and $5,090 related to the fair value of the equity conversion options in other invested assets. Upon adoption of SFAS No. 155, the Company recorded an adjustment of $1,528 in gross gains, net of tax, to reclassify net unrealized gains on investments to beginning retained earnings to reflect the cumulative effective of adoption. At December 31, 2007, the Company had $46,837 of convertible securities recorded in fixed maturities.

American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract, resulting in a release of unamortized DAC, unearned revenue, and deferred sales inducements associated with the replaced contract.

The Company adopted SOP 05-1 effective on January 1, 2007. The adoption of SOP 05-1 did not have a material impact on the Company’s consolidated financial statements.

20

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Accounting Pronouncements Not Yet Adopted

SFAS No. 157, Fair Value Measurements

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about assets and liabilities measured at fair value. The new standard provides a consistent definition of fair value which focuses on exit price measurement and prioritizes, within a measurement of fair value, the use of market-based inputs over entity-specific inputs. The standard also establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. For financial assets and liabilities, SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. For nonfinancial assets and liabilities, SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2008.

The Company adopted SFAS No. 157 effective January 1, 2008 and did not record any cumulative effect adjustments upon adoption.

SFAS No. 159, Fair Value Options

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. The Statement allows companies to make an election, on an individual instrument basis, to report financial assets and liabilities at fair value. The election must be made at the inception of a transaction and may not be reversed. The election may also be made for existing financial assets and liabilities at the time of adoption. Unrealized gains and losses on assets or liabilities for which the fair value option has been elected are to be reported in earnings. The Statement requires additional disclosures for instruments for which the election has been made, including a description of management’s reasons for making the election. SFAS No. 159 is effective as of fiscal years beginning after November 15, 2007, and is to be adopted prospectively and concurrent with the adoption of SFAS No. 157.

21

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

2. Summary of Significant Accounting Policies (continued)

Effective January 1, 2008, the Company adopted SFAS No. 159 and elected the fair value option for its investments in common stock, which will be presented as trading securities, and its investments in hedge funds and private equity funds, regardless of ownership percentage, which will be presented as investments in limited partnerships. This election resulted in an increase to retained earnings as a cumulative effect adjustment of $12,774, net of taxes of $6,878.

SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements. SFAS No. 160 clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. This Statement is effective for fiscal years beginning on or after December 15, 2008. The Company is currently evaluating the impact the adoption of this Statement could have on its financial condition, results of operations, and cash flows.

SFAS No. 141(R), Business Combinations

In December 2007, the FASB issued SFAS No. 141(R), Business Combinations. SFAS No. 141(R) establishes principles and requirements for how the acquirer of a business would recognize and measure the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; the goodwill acquired in the business combination or a gain from a bargain purchase; and the appropriate disclosures. This Statement is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The adoption of this Statement will have an impact on future business combinations.

22

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments

The following tables summarize the Company’s fixed maturities and marketable equity securities:

December 31, 2007	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$184,646	$3,658	$(1,165)	$187,139
State and political subdivisions	490,116	13,038	(4,130)	499,024
Foreign governments	122,121	4,316	(60)	126,377
Corporate securities	10,155,053	149,635	(218,465)	10,086,223
Mortgage-backed securities	4,598,594	47,403	(38,256)	4,607,741
Total fixed maturities	15,550,530	218,050	(262,076)	15,506,504
Marketable equity securities	135,182	26,139	(8,546)	152,775
Total	$15,685,712	$244,189	$(270,622)	$15,659,279

December 31, 2006	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$157,000	$1,775	$(879)	$157,896
State and political subdivisions	666,101	9,329	(4,532)	670,898
Foreign governments	205,186	4,166	(477)	208,875
Corporate securities	10,637,634	161,802	(167,601)	10,631,835
Mortgage-backed securities	4,386,008	26,741	(68,566)	4,344,183
Total fixed maturities	16,051,929	203,813	(242,055)	16,013,687
Marketable equity securities	136,797	21,875	(872)	157,800
Total	$16,188,726	$225,688	$(242,927)	$16,171,487

23

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

The following table shows the Company’s investments’ gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2007	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
U.S. government and agencies	$1,814	$(4)	$59,285	$(1,161)	$61,099	$(1,165)
State and political subdivisions	21,687	(990)	74,386	(3,140)	96,073	(4,130)
Foreign governments	—	—	10,593	(60)	10,593	(60)
Corporate securities	2,040,980	(102,719)	3,279,034	(115,746)	5,320,014	(218,465)
Mortgage-backed securities	487,594	(11,424)	1,703,511	(26,832)	2,191,105	(38,256)
Total fixed maturities	2,552,075	(115,137)	5,126,809	(146,939)	7,678,884	(262,076)
Marketable equity securities	47,256	(8,174)	1,049	(372)	48,305	(8,546)
Total	$2,599,331	$(123,311)	$5,127,858	$(147,311)	$7,727,189	$(270,622)

	Less Than 12 Months		12 Months or More		Total
December 31, 2006	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
U.S. government and agencies	$52,723	$(671)	$24,683	$(208)	$77,406	$(879)
State and political subdivisions	219,608	(2,922)	65,722	(1,610)	285,330	(4,532)
Foreign governments	14,404	(214)	11,103	(263)	25,507	(477)
Corporate securities	2,719,311	(55,159)	3,686,795	(112,442)	6,406,106	(167,601)
Mortgage-backed securities	1,501,485	(22,776)	1,888,331	(45,790)	3,389,816	(68,566)
Total fixed maturities	4,507,531	(81,742)	5,676,634	(160,313)	10,184,165	(242,055)
Marketable equity securities	5,495	(125)	1,845	(747)	7,340	(872)
Total	$4,513,026	$(81,867)	$5,678,479	$(161,060)	$10,191,505	$(242,927)

24

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

The Company reviewed all its investments with unrealized losses at the end of 2007 and 2006 in accordance with the impairment policy described in Note 2. The Company’s evaluation determined that these declines in fair value were temporary and it had the intent and ability to hold them until recovery. As of December 31, 2007 and 2006, $128,735 and $148,548, respectively, of unrealized losses for a period of twelve months or more relate to investment grade fixed income securities. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in the issuer and the sector related credit spreads since the securities were acquired. As of December 31, 2007 and 2006, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

At December 31, 2007 and 2006, the Company held below-investment-grade fixed maturities with fair values of $581,034 and $697,568, respectively, and amortized costs of $594,298 and $669,967, respectively. These holdings amounted to 3.8% and 4.4% of the Company’s investments in fixed maturities at fair value as of December 31, 2007 and 2006, respectively. The fixed maturity portfolio also included not rated securities with fair values of $692,322 and $627,504, respectively, and amortized costs of $689,034 and $628,910, respectively. These holdings amounted to 4.5% and 3.9%, respectively, of the Company’s investments in fixed maturities at fair value as of December 31, 2007 and 2006.

Based on market values as of December 31, 2007, the majority of the Company’s mortgage-backed securities are classified as prime. The Company classified approximately $1,753 of its mortgage-backed securities as subprime, and approximately $209,740 of its mortgage-backed securities as Alt-A, representing approximately 0.04% and 4.7%, respectively, of the fair value of total mortgage-backed securities.

The $1,753 of sub-prime securities were issued from a dedicated second-lien shelf, which the Company considers to be a sub-prime risk regardless of credit score or other metrics, and does not own any securities from dedicated sub-prime shelves. The sub-prime securities had a Standard & Poor’s (S&P) credit rating of AAA, as of December 31, 2007. In addition, based on a review of the characteristics of their underling mortgage loan pools, such as credit scores and financial ratios, the Company classified $209,740 of securities as Alt-A, as each has overall collateral credit quality between prime and sub-prime, of which $190,471, or 90.8% has an S&P credit rating of AAA, as of December 31, 2007.

25

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

The Company does not own any residential collateralized debt obligations. In addition, the Company held minimal investments in asset-backed securities, which are included in mortgage-backed securities, that had an estimated fair value of $160,150 and $92,677 as of December 31, 2007 and 2006, respectively.

The following table summarizes the cost or amortized cost and fair value of fixed maturities at December 31, 2007, by contractual years-to-maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

	Cost or Amortized Cost	Fair Value

One year or less	$414,040	$411,491
Over one year through five years	2,460,961	2,458,380
Over five years through ten years	2,478,688	2,450,781
Over ten years	5,598,247	5,578,111
Mortgage-backed securities	4,598,594	4,607,741
Total fixed maturities	$15,550,530	$15,506,504

The carrying value of certain securities and cash on deposit with state regulatory authorities was $9,799 and $8,302 at December 31, 2007 and 2006, respectively.

For the year ended December 31, 2007, financial institutions, U.S. federal government, and utilities industries represented 25.9%, 18.8%, and 12.5%, respectively, of the Company’s investments in fixed maturity and marketable equity securities at fair value.

For the year ended December 31, 2006, financial institutions, U.S. federal government, and utilities industries represented 24.4%, 18.5%, and 13.0%, respectively, of the Company’s investments in fixed maturity and marketable equity securities at fair value.

26

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

The following table summarizes the Company’s net investment income:

	Year Ended December 31
	2007	2006	2005

Fixed maturities	$910,106	$929,109	$947,308
Marketable equity securities	5,011	6,019	3,725
Mortgage loans	50,000	48,849	46,052
Policy loans	4,740	4,870	5,112
Investments in limited partnerships	(17)	4,658	2,514
Other	17,765	11,774	9,056
Total investment income	987,605	1,005,279	1,013,767
Investment expenses	(18,354)	(23,240)	(22,534)
Net investment income	$969,251	$982,039	$991,233

The carrying value of investments in fixed maturities that have not produced income for the last twelve months was $12,509 and $29,047 at December 31, 2007 and 2006, respectively. All of the Company’s mortgage loans produced income during 2007 and 2006.

The following table summarizes the Company’s net realized investment gains (losses):

	Year Ended December 31
	2007	2006	2005

Fixed maturities	$5,461	$(18,729)	$2,983
Marketable equity securities	6,658	10,145	7,069
Other invested assets	(3,064)	1,912	3,023
Deferred policy acquisition costs adjustment	843	1,190	87
Net realized investment gains (losses)	$9,898	$(5,482)	$13,162

27

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

During 2007, the Company recorded impairment charges of fixed maturity investments and equity securities totaling $15,749. These write-downs were primarily from investments in the paper-related industry totaling $7,291, or 46.3%, and brewing industry totaling $1,697, or 10.8%. The additional write-downs represent securities that the Company does not intend to hold until recovery. The following tables provide additional detail of net realized investment gains (losses) for 2007, 2006, and 2005.

	Year Ended December 31
	2007	2006	2005

Gross realized gains on sales:
Fixed maturities	$34,198	$24,735	$30,702
Marketable equity securities	9,616	11,863	8,138
Total gross realized gains on sales	43,814	36,598	38,840

Gross realized losses on sales:
Fixed maturities	(15,316)	(18,027)	(25,751)
Marketable equity securities	(1,715)	(1,431)	(847)
Total gross realized losses on sales	(17,031)	(19,458)	(26,598)

Impairments:
Fixed maturities	(15,002)	(24,608)	(7,624)
Marketable equity securities	(747)	(471)	—
Total impairments	(15,749)	(25,079)	(7,624)

Other, including gains (losses) on calls and redemptions:
Fixed maturities	1,581	(829)	5,656
Marketable equity securities	318	184	(222)
Other	(3,035)	3,102	3,110
Total other	(1,136)	2,457	8,544
Net realized investment gains (losses)	$9,898	$(5,482)	$13,162

The following table summarizes the Company’s allowance for mortgage loan losses:

	Year Ended December 31
	2007	2006

Allowance at beginning of period	$4,012	$3,903
Provision	237	109
Allowance at end of period	$4,249	$4,012

28

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

3. Investments (continued)

This allowance relates to mortgage loan investments of $849,733 and $798,295 at December 31, 2007 and 2006, respectively. All of the Company’s mortgage loan investments were in good standing at December 31, 2007.

At December 31, 2007, mortgage loans constituted approximately 4.4% of total assets and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The majority of the properties are located in the western United States, with 28.9% of the total in California and 18.9% in Washington. Individual loans generally do not exceed $15,000.

The carrying value of other invested assets approximates fair value. The following table summarizes the Company’s other invested assets:

	2007	2006

Options	$3,841	$2,053
Embedded derivatives	—	5,090
Other	77	70
Total other invested assets	$3,918	$7,213

4. Derivative Financial Instruments

Derivatives are instruments whose values are derived from an underlying instrument, indices, or rates, have a notional amount, and can be net settled. This may include derivatives that are “embedded” in financial instruments or in certain existing assets or liabilities. The Company uses derivative financial instruments, primarily options, as a means of hedging exposure to equity price changes.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. The Company manages counterparty credit risk on an individual counterparty basis, and gains and losses are netted by counterparty. The Company mitigates counterparty credit risk through credit reviews, approval controls, and by only entering into agreements with creditworthy counterparties. The Company performs ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts.

29

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

4. Derivative Financial Instruments (continued)

The Company has a closed block of fixed indexed annuity (FIA) product that credits the policyholders’ accounts based on a percentage of the gain in the S&P 500 Index. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. This program consists of buying S&P 500 Index options. Although the Company uses index options to hedge the equity return component of the FIA, the options do not qualify as hedging instruments or for hedge accounting treatment pursuant to SFAS No. 133. Accordingly, the assets are recorded as a free-standing derivative asset or options in other invested assets, and mark-to-market gains or losses to record the options at fair value are recognized in net realized investment gains (losses). The Company recognized pretax gains (losses) on these options of $(2,341), $2,227, and $(4,413), for the years ended December 31, 2007, 2006 and 2005, respectively.

5. Securities Lending Program

The Company participates in a securities lending program whereby blocks of securities included in investments are loaned to third parties, primarily major brokerage firms. The Company maintains full ownership rights to the securities on loan and accordingly the loaned securities are classified as investments in the Consolidated Balance Sheets. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $281,318 and $395,942 and an estimated fair value of $271,325 and $427,660 were on loan under the program at December 31, 2007 and 2006, respectively. The Company was liable for cash collateral under its control of $283,330 and $439,292 at December 31, 2007 and 2006, respectively.

6. Fair Value of Financial Instruments

The Company carries its fixed maturities and marketable equity securities at fair value.

The fair values for mortgage loans are determined by discounting the projected cash flows using the current rate at which the loans would be made to borrowers with similar credit ratings and for the same maturities.

For policy loans, short-term investments, cash and cash equivalents, accounts receivable, and other liabilities the carrying value is a reasonable estimate of fair value.

30

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

6. Fair Value of Financial Instruments (continued)

The fair value of investments in limited partnerships is provided by the general partner or manager of each investment. Included in investments in limited partnerships are investments in tax-sheltered affordable housing projects for which the fair values are calculated as the sum of cash contributions and the present value of future commitments. The Company’s fair value for its limited partnership contributions payable is estimated using the present value of the remaining liability.

The carrying amount of other invested assets, including options and embedded derivatives, approximates fair value.

The carrying value of securities lending collateral and securities lending payable approximates fair value.

Separate account assets and the related liabilities are reported at fair value using quoted market prices.

The Company estimates the fair values of investment contracts (funds held under deposit contracts) with defined maturities by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, the Company estimates fair values to be the present surrender value.

31

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

6. Fair Value of Financial Instruments (continued)

The following table summarizes the carrying or reported values and corresponding fair values of financial instruments:

	December 31, 2007		December 31, 2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Fixed maturities	$15,506,504	$15,506,504	$16,013,687	$16,013,687
Marketable equity securities	152,775	152,775	157,800	157,800
Mortgage loans	845,484	857,372	794,283	800,089
Policy loans	77,183	77,183	79,244	79,244
Short-term investments	5,798	5,798	31,745	31,745
Investments in limited partnerships	158,793	158,793	112,648	112,648
Other invested assets:
Embedded derivatives	—	—	5,090	5,090
Options	3,841	3,841	2,053	2,053
Cash and cash equivalents	196,376	196,376	227,796	227,796
Accounts receivable and other receivables	50,871	50,871	79,172	79,172
Securities lending collateral	283,330	283,330	439,292	439,292
Separate account assets	1,181,856	1,181,856	1,233,929	1,233,929

Financial liabilities:
Funds held under deposit contracts	15,565,329	15,413,487	15,984,629	15,954,265
Limited partnerships contributions payable	58,328	58,328	44,646	44,646
Securities lending payable	283,330	283,330	439,292	439,292
Separate account liabilities	1,181,856	1,181,856	1,233,929	1,233,929

7. Reinsurance

The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurer insolvencies. Management of the Company is not aware of any of the Company’s major reinsurers currently experiencing material financial difficulties. The Company analyzes reinsurance recoverables according to the credit ratings of its reinsurers. Of the total amount due from reinsurers at December 31, 2007, 99.8% was with reinsurers rated A- or higher by A.M. Best. The Company had no reserve for uncollectible reinsurance in 2007 or 2006. None of the Company’s reinsurance contracts exclude certified terrorist acts.

32

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

7. Reinsurance (continued)

For the individual life insurance business, the Company has reinsurance agreements that limit the maximum claim on a single individual to $500. The reinsurance agreements vary by product and policy issue year. Most of the reinsurance recoverable relates to future policy benefits and is covered by coinsurance agreements where the reinsurer reimburses the Company based on a percentage, which ranges from 50% to 85%, as specified in the reinsurance contracts.

The Company reinsures 100% of its group long-term and short-term disability business, except for the short-term disability sold within the limited medical benefit plans, which is not reinsured. The reinsurer is responsible for paying all claims.

Reinsurance recoverables are comprised of the following amounts:

	December 31
	2007	2006
Life insurance and annuities
Reinsurance recoverables on:
Funds held under deposit contracts	$74,388	$72,365
Future policy benefits	106,874	93,703
Policy and contract claims	5,160	4,534
Paid claims, expense allowance, and premium tax recoverable	4,950	1,890
Total life insurance and annuities	191,372	172,492

Accident and health insurance
Reinsurance recoverables on:
Future policy benefits	60,577	65,468
Policy and contract claims	718	725
Paid claims, expense allowance, and premium tax recoverable	1,248	79
Total accident and health insurance	62,543	66,272
Total reinsurance recoverables	$253,915	$238,764

33

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

7. Reinsurance (continued)

The effects of reinsurance on earned premiums are as follows:

	Year Ended December 31
	2007	2006	2005
Direct:
Accident and health premiums	$395,825	$390,873	$430,821
Life insurance premiums	194,266	191,881	192,854
Total	590,091	582,754	623,675
Assumed:
Accident and health premiums	—	(1)	15,277
Life insurance premiums	223	209	240
Total	223	208	15,517
Ceded:
Accident and health premiums	(9,904)	(10,215)	(22,529)
Life insurance premiums	(49,855)	(47,090)	(41,204)
Total	(59,759)	(57,305)	(63,733)
Total premiums	$530,555	$525,657	$575,459

Percentage of amount assumed to net	0.04%	0.04%	2.70%

Ceded reinsurance reduced policy benefits by $51,365, $45,533, and $39,253 for the years ended December 31, 2007, 2006 and 2005, respectively.

8. Deferred Policy Acquisition Costs

The following table provides a reconciliation of the beginning and ending balance for deferred policy acquisition costs:

	December 31
	2007	2006

Unamortized balance at beginning of period	$87,623	$48,511
Deferral of acquisition costs	59,588	52,511
Adjustment related to investment losses	661	1,190
Amortization	(18,028)	(14,589)
Unamortized balance at end of period	129,844	87,623
Accumulated effect of net unrealized investment losses	3,047	614
Balance at end of period	$132,891	$88,237

34

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

9. Deferred Sales Inducements

The following table provides a reconciliation of the beginning and ending balance for deferred sales inducements (DSI), which are included in other assets:

	December 31
	2007	2006

Unamortized balance at beginning of period	$9,010	$2,905
Capitalizations	8,824	6,113
Adjustments related to investment losses	182	—
Amortization	(821)	(8)
Unamortized balance at end of period	17,195	9,010
Accumulated effect of net unrealized investment losses	761	—
Balance at end of period	$17,956	$9,010

10. Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are comprised of the following amounts:

	December 31
	2007	2006

Computer equipment and software	$5,376	$3,573
Office equipment, furniture, and fixtures	7,918	7,597
Equipment and software under capital leases	13,825	13,825
Leasehold improvements	163	146
	27,282	25,141
Less accumulated depreciation and amortization	14,142	8,342
Total property, equipment, and leasehold improvements, net	$13,140	$16,799

Depreciation and amortization expenses associated with property, equipment, and leasehold improvements, including equipment and software under capital leases, amounted to $5,810, $4,271, and $4,187, for the years ended December 31, 2007, 2006, and 2005, respectively.

35

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

11. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims:

	Year Ended December 31
	2007	2006	2005

Balance as of January 1	$119,514	$135,655	$153,173
Less: reinsurance recoverable	5,259	3,274	3,288
Net balance as of January 1	114,255	132,381	149,885
Incurred related to insured events of:
The current year	288,086	302,823	364,832
Prior years	(2,912)	(6,318)	1,555
Total incurred	285,174	296,505	366,387
Paid related to insured events of:
The current year	226,587	234,333	289,612
Prior years	67,795	80,298	94,279
Total paid	294,382	314,631	383,891
Net balance as of December 31	105,047	114,255	132,381
Add: reinsurance recoverable	5,878	5,259	3,274
Balance as of December 31	$110,925	$119,514	$135,655

The Company uses estimates in determining its liability for policy and contract claims. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2007, the change in prior year incurred claims was primarily due to favorable changes in liability estimates related to group medical stop-loss claims. This was offset by higher than expected claims experience related to individual life insurance. For the year ended December 31, 2006, the change in prior year incurred claims was primarily due to favorable claims experience and timing differences related to reinsurance recoveries in the current year of claims incurred and paid in prior years, related to individual life insurance. For the year ended December 31, 2005, the change in prior year incurred claims was primarily from higher-than-expected loss and claims experience in the medical stop-loss business, offset by favorable individual life insurance business claims experience.

36

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

12. Revolving Credit Facility

In 2005, the Company entered into a $25,000 revolving credit facility with Bank of New York to support the Company’s overnight repurchase agreement program, which provides the Company liquidity to meet its general funding requirements. There was no borrowing activity on this facility in 2007, 2006 or 2005.

13. Income Taxes

The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through the tax period ended December 31, 2003. The Internal Revenue Service has commenced an audit of the Company’s returns for the periods ended December 31, 2002 and 2003, and July 31, 2004 filed in consolidation with its former parent, Safeco Corporation. The Internal Revenue Service has also commenced an audit of the Company’s returns for the years ended December 31, 2004 and 2005. To date no significant tax issues or proposed adjustments have been raised by the examiners. The Company is not currently subject to any state income tax examinations.

Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for income taxes were as follows:

	Year Ended December 31
	2007		2006		2005

Income before income taxes	$248,574		$246,772		$215,464
Computed “expected” tax expense	87,001	35.00%	86,370	35.00%	75,412	35.00%
Separate account dividend received deduction	(1,466)	(0.59)	(1,981)	(0.80)	(3,960)	(1.84)
Valuation allowance release	—	—	—	—	(5,675)	(2.63)
Low income housing credits	(4,641)	(1.87)	(838)	(0.34)	—	—
Other	150	0.06	2,165	0.88	(799)	(0.38)
Provision for income taxes	$81,044	32.60%	$85,716	34.74%	$64,978	30.15%

37

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

13. Income Taxes (continued)

The tax effects of temporary differences that gave rise to the deferred income tax assets and deferred income tax liabilities were as follows:

	December 31
	2007	2006
Deferred income tax assets:
Goodwill	$1,775	$3,453
Intangibles	16,062	18,408
Adjustment to life policy liabilities	365,449	343,120
Capitalization of policy acquisition costs	44,783	50,150
Investment impairments	12,606	9,002
Unrealized depreciation of investment securities (net of DAC and DSI adjustment: $(1,333) and $(215), respectively)	8,759	5,822
Uncollected premium adjustment	73	194
Guaranty fund assessments	498	502
Bond accrual	—	315
Accruals	1,828	—
Other	4,003	4,869
Total deferred income tax assets	455,836	435,835

Deferred income tax liabilities:
Securities – basis adjustment	206,868	185,164
Mortgage loans	—	1,232
Deferred policy acquisition costs	45,214	30,668
Other	555	311
Total deferred income tax liabilities	252,637	217,375
Deferred income tax assets, net	$203,199	$218,460

As the Company expects that it will fully realize the deferred tax assets, no valuation allowance has been recorded as of December 31, 2007 and 2006.

The Company includes penalties and interest accrued related to unrecognized tax benefits in the calculation of income tax expense (included in “other” category in rate reconciliation above). During the years ended December 31, 2007 and 2006, amounts recognized for interest and penalties were not material.

38

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

14. Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss are as follows:

	2007	2006

Net unrealized losses on available-for-sale securities	$(28,833)	$(17,249)
Adjustment for deferred policy acquisition costs	3,047	614
Adjustment for deferred sales inducements	761	—
Deferred income taxes	8,759	5,822
Accumulated other comprehensive loss	$(16,266)	$(10,813)

For the years ended, December 31, 2007, 2006, and 2005, the amounts reclassified from other comprehensive loss to net realized investment gains (losses) included in net income were $(8,406), $5,114, and $(6,534), net of taxes of $(4,526), $2,753, and $(3,518), respectively.

15. Commitments and Contingencies

Guaranty Fund Assessments

Under state insolvency and guaranty laws, insurers licensed to do business in a state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium taxes and are included in other liabilities in the Consolidated Balance Sheets. At December 31, 2007, the Company had liabilities of $6,511 for estimated guaranty fund assessments. The Company has a related asset for premium tax offsets of $5,088, which are available for a period of five to twenty years.

Limited Partnership Interests

At December 31, 2007, the Company was invested in nine limited partnership interests related to affordable housing projects and state tax credit funds, three of which were entered into in 2007. The Company unconditionally committed to provide capital contributions of approximately $106,410 over a period of five years. These investments were accounted for under the equity method and are recorded at fair value in investments in limited partnerships with the present

39

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

15. Commitments and Contingencies (continued)

value of unfunded contributions recorded in other liabilities. Capital contributions of $37,835 were paid as of December 31, 2007, with the remaining expected cash capital contributions payable as follows:

Expected Capital Contributions

2008	$10,268
2009	26,336
2010	31,699
2011	119
2012	153
Total capital contributions payable	$68,575

The Company has also committed to invest $22,500 in three private equity limited partnerships. The Company will provide capital contributions to the partnerships up to the committed amount at the discretion of the general partners, subject to certain incremental contribution limits. The term of the capital commitment ranges from five to eight years ending in 2015. Investments in these partnerships amounted to $11,558 for the year ended December 31, 2007.

Litigation

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened as of December 31, 2007, will have a material adverse effect on its consolidated financial condition, future operating results, or liquidity.

Leases

The Company has office space, commercial real estate, and certain equipment under leases that expire at various dates through 2015. The Company accounts for these leases as operating leases. Certain leases include renewal options.

40

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

15. Commitments and Contingencies (continued)

Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter, are as follows:

Operating Leases

2008	$1,337
2009	1,134
2010	623
2011	70
2012	9
Thereafter	—
Total	$3,173

The amount of rent expense was $6,419, $6,177, and $8,329 for the years ended December 31, 2007, 2006 and 2005, respectively.

In October 2004, the Company entered into a service agreement with a third-party service provider to outsource the majority of its information technology infrastructure. The initial term of the service agreement expires in July 2010, subject to early termination in certain cases, with two one-year extensions at the Company’s election. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $13,194 to $14,664 for five years. The remaining annual service fee is $12,822 for 2008, $13,122 for 2009, and $7,814 for 2010, subject to certain annual service fee adjustments based on actual benchmarks and production utilization.

The Company had no other material commitments or contingencies at December 31, 2007.

41

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

16. Employee Benefit Plans

Defined Contribution Plan

The Company participates in a defined contribution plan for all eligible employees, which is sponsored by Symetra Financial Corporation, the Company’s parent. Prior to 2006, the Symetra Financial Retirement Plan was a 401(k)/profit-sharing retirement plan that included a matching contribution of 66.6% of a participant’s contributions up to 6% of eligible compensation, a profit-sharing feature comprised of a minimum contribution of 3% of each eligible participant’s compensation, and a variable component determined at the discretion of the parent company’s Board of Directors. No variable profit-sharing contributions were made for the year ended December 31, 2005. Effective January 1, 2006, the plan was amended to include only an immediate safe harbor contribution of 100% of a participant’s contributions up to 6% of eligible compensation. The expense related to this plan was $3,882, $2,044, and $4,985 for the years ended December 31, 2007, 2006, and 2005, respectively.

Performance Share Plan

The Company participates in a performance share plan (the “Performance Share Plan”), which was adopted by the Company’s parent in 2004, that provides incentives to selected executives based on the long-term success of the Company. Awards under the Performance Share Plan are typically made in the form of performance shares with a three-year award period. The value of each performance share is based on achievement of a growth target in intrinsic business value per share, which is based on book value per share and enterprise value per share. The expense recorded for grants made under the Performance Share Plan was $9,384, $11,801, and $10,262 for the years ended December 31, 2007, 2006, and 2005, respectively.

17. Dividends

The Company and its subsidiaries are restricted by state regulations as to the aggregate amount of dividends they may disburse in any consecutive 12-month period without regulatory approval. Accordingly, based on statutory limits as of December 31, 2006, the Company was eligible to distribute dividends to its parent during 2007 without obtaining regulatory approval as long as the aggregate dividends distributed over the 12 months preceding any dividend disbursement date in 2007 did not exceed $166,415. Based on statutory limits as of December 31, 2007, the Company is eligible to disburse dividends to its parent during 2008 without obtaining regulatory approval as long as the aggregate dividends disbursed over the 12 months preceding any dividend disbursement date in 2008 do not exceed $135,216.

42

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

17. Dividends (continued)

During 2007 the Company paid dividends of $166,400 to its parent, Symetra Financial Corporation.

18. Statutory-Basis Information

State insurance regulatory authorities require insurance companies to file annual statements prepared on an accounting basis prescribed or permitted by their respective states of domicile. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC), including the revised Accounting Practices and Procedures Manual. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The statutory net income (loss) for the Company and its insurance subsidiaries is as follows:

	Year Ended December 31
	2007	2006	2005
Statutory net income (loss):
Symetra Life Insurance Company	$134,106	$145,020	$162,210
Symetra National Life Insurance Company	453	1,107	(936)
First Symetra National Life Insurance Company of New York	2,371	35	(3,016)
Total	$136,930	$146,162	$158,258

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, and income tax expense reflects only taxes paid or currently payable.

Statutory capital and surplus for Symetra Life Insurance Company was $1,224,998 and $1,266,222 for the years ended December 31, 2007 and 2006, respectively. These differ from amounts reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserve calculations are based on different assumptions, and fixed maturities are carried at amortized cost.

Life and health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. At December 31, 2007, Symetra Life Insurance Company and its subsidiaries met the RBC requirements.

43

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

(All dollar amounts in thousands, unless otherwise stated)

19. Related Parties

The Company is party to an Investment Management Agreement with White Mountains Advisors, Ltd, a subsidiary of White Mountains Investment Group, Ltd. This agreement provides for investment advisory services related to the Company’s invested assets and portfolio management services. Expenses amounted to $14,486, $19,469, and $18,125 for the years ended December 31, 2007, 2006, and 2005, respectively.

Symetra Assigned Benefits Services Company (SABSCO), an affiliate of the Company, purchased at a discount from third-party payees the future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payment to annuitants totaled $40,352, $38,455, and $8,527 during the years ended December 31, 2007, 2006, and 2005, respectively. The Company in turn, issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2007, 2006, and 2005, the Company paid $49,975, $46,544, and $8,191, respectively, to SABSCO related to the commutation endorsements.

The Company paid concessions, commissions, general agent fees, administrative and underwriting fees to certain affiliated companies including Symetra Administrative Services, Inc., Symetra Investment Services, Inc., Symetra Securities, Inc., and Medical Risk Managers, Inc. totaling $10,307, $10,937, and $12,461, for the years ended December 31, 2007, 2006, and 2005, respectively. These payments are included in other underwriting and operating expenses in the Consolidated Statements of Income.

Total related party rent expense and facilities charges were $5,863, $5,636, and $1,408 for the years ended December 31, 2007, 2006, and 2005, respectively.

At December 31, 2007 and 2006, the amounts payable to Symetra Financial Corporation and subsidiaries were $20,170 and $20,076, respectively.

44

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
ASSETS:
Investments in Underlying:
Investments, at Cost	$8,279,390	$757,658	$374,791	$812,508	$734,545
Shares Owned	314,424	26,554	23,055	42,516	38,909
Investments, at Fair Value	$9,234,610	$768,720	$434,593	$787,826	$936,153
Total Assets	9,234,610	768,720	434,593	787,826	936,153
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$9,234,610	$768,720	$434,593	$787,826	$936,153
Spinnaker & Mainsail
Net Assets	$8,791,074	$736,396	$353,501	$732,276	$722,415
Accumulation Units Outstanding	805,764	54,717	17,778	63,423	47,088
Accumulation Unit Value	$10.910	$13.458	$19.883	$11.546	$15.342
Spinnaker Advisor
Net Assets	$443,536	$11,810	$81,092	$50,312	$213,738
Accumulation Units Outstanding	40,684	880	4,088	4,361	13,965
Accumulation Unit Value	$10.901	$13.440	$19.837	$11.535	$15.306
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$1,318	$-
Accumulation Units Outstanding	-	-	-	115	-
Accumulation Unit Value	$-	$-	$-	$11.515	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$-	$17,531	$-	$3,920	$-
Accumulation Units Outstanding	-	1,308	-	340	-
Accumulation Unit Value	$-	$13.404	$-	$11.515	$-
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$2,983	$-	$-	$-
Accumulation Units Outstanding	-	224	-	-	-
Accumulation Unit Value	$-	$13.333	$-	$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II1
ASSETS:
Investments in Underlying:
Investments, at Cost	$13,667,387	$2,299,981	$6,102,594	$16,161,553	$3,411,841
Shares Owned	681,704	93,839	191,344	2,298,656	334,919
Investments, at Fair Value	$14,915,650	$3,155,761	$6,360,284	$16,849,160	$3,533,388
Total Assets	14,915,650	3,155,761	6,360,284	16,849,160	3,533,388
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$14,915,650	$3,155,761	$6,360,284	$16,849,160	$3,533,388
Spinnaker & Mainsail
Net Assets	$11,968,448	$2,551,663	$4,825,454	$13,312,206	$2,216,244
Accumulation Units Outstanding	397,922	97,719	363,701	992,055	206,078
Accumulation Unit Value	$30.077	$26.112	$13.268	$13.419	$10.756
Spinnaker Advisor
Net Assets	$2,925,567	$545,027	$892,905	$3,453,364	$1,273,170
Accumulation Units Outstanding	101,387	20,921	67,359	298,940	118,553
Accumulation Unit Value	$28.855	$26.051	$13.256	$11.552	$10.742
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$1,386	$2,595	$-
Accumulation Units Outstanding	-	-	106	195	-
Accumulation Unit Value	$-	$-	$13.232	$13.345	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$737	$61	$3,633	$480	$-
Accumulation Units Outstanding	25	2	275	36	-
Accumulation Unit Value	$29.857	$25.921	$13.220	$13.320	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$16,600	$59,010	$629,534	$80,515	$43,069
Accumulation Units Outstanding	820	3,019	47,577	6,479	4,020
Accumulation Unit Value	$20.278	$19.543	$13.232	$12.427	$10.713
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$4,298	$-	$7,372	$-	$905
Accumulation Units Outstanding	214	-	558	-	85
Accumulation Unit Value	$20.130	$-	$13.184	$-	$10.656
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II1	AMERICAN CENTURY ULTRA I1	AMERICAN CENTURY ULTRA II1	AMERICAN CENTURY VALUE
ASSETS:
Investments in Underlying:
Investments, at Cost	$14,354,876	$609,288	$827,389	$94,814	$4,928,848
Shares Owned	1,599,799	47,004	81,967	8,688	620,133
Investments, at Fair Value	$18,973,619	$603,071	$995,906	$104,779	$4,632,385
Total Assets	18,973,619	603,071	995,906	104,779	4,632,385
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$18,973,619	$603,071	$995,906	$104,779	$4,632,385
Spinnaker & Mainsail
Net Assets	$16,781,150	$202,008	$791,279	$94,807	$4,222,312
Accumulation Units Outstanding	1,254,258	16,155	53,466	7,822	298,666
Accumulation Unit Value	$13.379	$12.504	$14.800	$12.120	$14.137
Spinnaker Advisor
Net Assets	$1,907,441	$399,518	$194,145	$9,972	$383,469
Accumulation Units Outstanding	176,335	31,993	13,149	823	27,203
Accumulation Unit Value	$10.817	$12.488	$14.765	$12.115	$14.097
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$5,173	$-	$1,158	$-	$-
Accumulation Units Outstanding	389	-	79	-	-
Accumulation Unit Value	$13.306	$-	$14.718	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$475	$1,545	$-	$-	$-
Accumulation Units Outstanding	36	125	-	-	-
Accumulation Unit Value	$13.281	$12.437	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$279,380	$-	$2,540	$-	$26,604
Accumulation Units Outstanding	15,622	-	210	-	2,158
Accumulation Unit Value	$17.884	$-	$12.146	$-	$12.323
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$-	$6,784	$-	$-
Accumulation Units Outstanding	-	-	563	-	-
Accumulation Unit Value	$-	$-	$12.057	$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	DREYFUS DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	STOCK INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$5,484,362	$20,494,895	$7,835,168	$3,697,605	$17,500,890
Shares Owned	153,832	1,272,407	690,337	128,556	534,038
Investments, at Fair Value	$6,900,884	$19,747,745	$7,648,928	$3,920,956	$19,978,318
Total Assets	6,900,884	19,747,745	7,648,928	3,920,956	19,978,318
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$6,900,884	$19,747,745	$7,648,928	$3,920,956	$19,978,318
Spinnaker & Mainsail
Net Assets	$5,534,698	$14,868,046	$5,689,376	$3,573,096	$13,751,204
Accumulation Units Outstanding	495,944	1,065,106	420,173	498,242	860,903
Accumulation Unit Value	$11.160	$13.959	$13.541	$7.171	$15.973
Spinnaker Advisor
Net Assets	$1,342,571	$4,823,844	$1,959,552	$312,587	$6,019,712
Accumulation Units Outstanding	126,059	373,569	149,624	46,314	377,748
Accumulation Unit Value	$10.650	$12.913	$13.096	$6.749	$15.936
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$-	$3,881
Accumulation Units Outstanding	-	-	-	-	245
Accumulation Unit Value	$-	$-	$-	$-	$15.885
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$1,655	$474	$-	$-	$1,194
Accumulation Units Outstanding	151	35	-	-	76
Accumulation Unit Value	$11.078	$13.857	$-	$-	$15.856
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$21,960	$53,157	$-	$35,273	$192,575
Accumulation Units Outstanding	1,716	4,117	-	2,891	14,705
Accumulation Unit Value	$12.791	$12.910	$-	$12.200	$13.096
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$2,224	$-	$-	$9,752
Accumulation Units Outstanding	-	173	-	-	749
Accumulation Unit Value	$-	$12.816	$-	$-	$13.000
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,451,790	$18,996,822	$7,826,654	$2,820,942	$4,914,695
Shares Owned	358,636	783,944	617,262	266,689	631,619
Investments, at Fair Value	$3,884,032	$19,449,637	$9,265,103	$2,565,547	$4,730,825
Total Assets	3,884,032	19,449,637	9,265,103	2,565,547	4,730,825
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,884,032	$19,449,637	$9,265,103	$2,565,547	$4,730,825
Spinnaker & Mainsail
Net Assets	$3,177,969	$17,516,272	$8,847,083	$2,464,211	$3,718,880
Accumulation Units Outstanding	705,016	711,397	359,829	159,479	224,049
Accumulation Unit Value	$4.508	$24.622	$24.587	$15.451	$16.598
Spinnaker Advisor
Net Assets	$706,063	$1,933,365	$418,020	$76,663	$981,815
Accumulation Units Outstanding	172,694	188,337	36,168	8,314	72,238
Accumulation Unit Value	$4.088	$10.265	$11.558	$9.220	$13.591
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-			$-	$-
Accumulation Units Outstanding	-			-	-
Accumulation Unit Value	$-			$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-			$-	$-
Accumulation Units Outstanding	-			-	-
Accumulation Unit Value	$-			$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-			$-	$-
Accumulation Units Outstanding	-			-	-
Accumulation Unit Value	$-			$-	$-
Spinnaker Choice
Net Assets	$-			$24,673	$30,130
Accumulation Units Outstanding	-			1,854	2,507
Accumulation Unit Value	$-			$13.310	$12.023
Spinnaker Choice with EEB
Net Assets	$-			$-	$-
Accumulation Units Outstanding	-			-	-
Accumulation Unit Value	$-			$-	$-
Spinnaker Choice with GMDB
Net Assets	$-			$-	$-
Accumulation Units Outstanding	-			-	-
Accumulation Unit Value	$-			$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-			$-	$-
Accumulation Units Outstanding	-			-	-
Accumulation Unit Value	$-			$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,999,718	$428,837	$39,934,746	$12,087,093	$17,739,008
Shares Owned	111,276	28,844	1,406,518	476,394	498,709
Investments, at Fair Value	$2,081,966	$477,947	$39,241,835	$11,390,598	$22,501,693
Total Assets	2,081,966	477,947	39,241,835	11,390,598	22,501,693
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,081,966	$477,947	$39,241,835	$11,390,598	$22,501,693
Spinnaker & Mainsail
Net Assets	$2,081,966	$364,221	$36,644,384	$9,736,689	$19,402,364
Accumulation Units Outstanding	95,325	25,325	1,745,798	567,663	2,191,488
Accumulation Unit Value	$21.841	$14.382	$20.990	$17.152	$8.853
Spinnaker Advisor
Net Assets		$113,726	$2,244,426	$1,581,722	$3,068,635
Accumulation Units Outstanding		7,925	108,108	92,432	366,331
Accumulation Unit Value		$14.349	$20.761	$17.112	$8.377
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets		$-	$-	$1,753	$-
Accumulation Units Outstanding		-	-	103	-
Accumulation Unit Value		$-	$-	$17.058	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets		$-	$4,205	$202	$3,615
Accumulation Units Outstanding		-	202	12	412
Accumulation Unit Value		$-	$20.836	$17.026	$8.789
Spinnaker with EEB & GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Spinnaker Choice
Net Assets		$-	$344,283	$67,426	$18,166
Accumulation Units Outstanding		-	21,140	4,982	1,285
Accumulation Unit Value		$-	$16.286	$13.532	$14.146
Spinnaker Choice with EEB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets		$-	$4,537	$2,806	$8,913
Accumulation Units Outstanding		-	281	208	634
Accumulation Unit Value		$-	$16.167	$13.433	$14.043
Spinnaker Choice with EEB & GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500[1]	FIDELITY MID-CAP ADVISOR II1	FIDELITY MONEY MARKET FUND[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$9,080,876	$5,022,322	$45,101	$6,985,457	$880,173
Shares Owned	649,418	275,927	262	208,857	880,173
Investments, at Fair Value	$11,046,609	$6,172,485	$43,091	$7,441,575	$880,173
Total Assets	11,046,609	6,172,485	43,091	7,441,575	880,173
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$11,046,609	$6,172,485	$43,091	$7,441,575	$880,173
Spinnaker & Mainsail
Net Assets	$8,562,476	$5,877,466		$5,839,585
Accumulation Units Outstanding	703,862	520,527		380,222
Accumulation Unit Value	$12.165	$11.291		$15.358
Spinnaker Advisor
Net Assets	$2,452,973	$295,019		$1,511,367
Accumulation Units Outstanding	209,225	29,369		98,538
Accumulation Unit Value	$11.724	$10.045		$15.338
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$94			$985
Accumulation Units Outstanding	8			65
Accumulation Unit Value	$12.076			$15.276
Spinnaker with EEB & GMDB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker Choice
Net Assets	$31,066			$89,638
Accumulation Units Outstanding	2,260			5,860
Accumulation Unit Value	$13.743			$15.297
Spinnaker Choice with EEB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker Choice with GMDB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2007

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500[1]	FIDELITY MID-CAP ADVISOR II1	FIDELITY MONEY MARKET FUND[1]
Focus Tier I
Net Assets			$25,322		$288,708
Accumulation Units Outstanding			2,650		28,263
Accumulation Unit Value			$9.569		$10.215
Focus Tier II
Net Assets			$17,769		$288,703
Accumulation Units Outstanding			1,858		28,255
Accumulation Unit Value			$9.571		$10.218
Focus Tier III
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-
Focus Tier IV
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-
Focus Tier V
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-
Focus Tier I with GMDB
Net Assets			$-		$80,623
Accumulation Units Outstanding			-		7,898
Accumulation Unit Value			$-		$10.209
Focus Tier II with GMDB
Net Assets			$-		$222,139
Accumulation Units Outstanding			-		21,754
Accumulation Unit Value			$-		$10.212
Focus Tier III with GMDB
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-
Focus Tier IV with GMDB
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-
Focus Tier V with GMDB
Net Assets			$-		$-
Accumulation Units Outstanding			-		-
Accumulation Unit Value			$-		$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II1	FRANKLIN SMALL-MID CAP GROWTH II1
ASSETS:
Investments in Underlying:
Investments, at Cost	$5,741,259	$240,842	$7,212,753	$4,589,407	$6,234,185
Shares Owned	5,741,259	19,978	423,867	250,354	306,988
Investments, at Fair Value	$5,741,259	$254,119	$7,337,163	$4,281,050	$7,033,119
Total Assets	5,741,259	254,119	7,337,163	4,281,050	7,033,119
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,741,259	$254,119	$7,337,163	$4,281,050	$7,033,119
Spinnaker & Mainsail
Net Assets	$3,332,080	$147,483	$5,194,721	$3,420,466	$5,981,698
Accumulation Units Outstanding	307,919	11,218	423,710	269,814	666,231
Accumulation Unit Value	$10.822	$13.147	$12.260	$12.677	$8.978
Spinnaker Advisor
Net Assets	$2,366,062	$33,228	$1,663,823	$807,397	$1,026,098
Accumulation Units Outstanding	218,982	2,531	135,919	63,775	124,839
Accumulation Unit Value	$10.806	$13.129	$12.241	$12.660	$8.219
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$2,300	$-	$10,769	$2,079	$-
Accumulation Units Outstanding	214	-	883	167	-
Accumulation Unit Value	$10.756	$-	$12.185	$12.609	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$40,817	$68,920	$454,394	$51,108	$25,323
Accumulation Units Outstanding	3,788	5,264	37,234	4,048	1,943
Accumulation Unit Value	$10.772	$13.094	$12.204	$12.626	$13.035
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$4,488	$13,456	$-	$-
Accumulation Units Outstanding	-	345	1,110	-	-
Accumulation Unit Value	$-	$13.024	$12.129	$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II1	IBBOTSON AGGRESSIVE GROWTH CLASS I1	IBBOTSON BALANCED CLASS I1	IBBOTSON GROWTH CLASS I1	IBBOTSON INCOME AND GROWTH CLASS I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$17,350,162	$60,863	$447,872	$74,206	$205,089
Shares Owned	1,379,809	5,795	44,794	7,316	20,048
Investments, at Fair Value	$17,537,363	$58,472	$456,899	$73,890	$206,492
Total Assets	17,537,363	58,472	456,899	73,890	206,492
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$17,537,363	$58,472	$456,899	$73,890	$206,492
Spinnaker & Mainsail
Net Assets	$11,614,148
Accumulation Units Outstanding	831,876
Accumulation Unit Value	$13.961
Spinnaker Advisor
Net Assets	$5,404,757
Accumulation Units Outstanding	402,186
Accumulation Unit Value	$13.438
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$4,151
Accumulation Units Outstanding	299
Accumulation Unit Value	$13.885
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker with EEB & GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker Choice
Net Assets	$509,629
Accumulation Units Outstanding	45,807
Accumulation Unit Value	$11.125
Spinnaker Choice with EEB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker Choice with GMDB
Net Assets	$4,678
Accumulation Units Outstanding	423
Accumulation Unit Value	$11.044
Spinnaker Choice with EEB & GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2007

Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II1	IBBOTSON AGGRESSIVE GROWTH CLASS I1	IBBOTSON BALANCED CLASS I1	IBBOTSON GROWTH CLASS I1	IBBOTSON INCOME AND GROWTH CLASS I1
Focus Tier I
Net Assets		$58,472	$24,815	$73,890	$-
Accumulation Units Outstanding		6,045	2,503	7,594	-
Accumulation Unit Value		$9.673	$9.913	$9.730	$-
Focus Tier II
Net Assets		$-	$142,734	$-	$206,492
Accumulation Units Outstanding		-	14,394	-	20,420
Accumulation Unit Value		$-	$9.916	$-	$10.112
Focus Tier III
Net Assets		$-	$289,350	$-	$-
Accumulation Units Outstanding		-	29,163	-	-
Accumulation Unit Value		$-	$9.921	$-	$-
Focus Tier IV
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier V
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier I with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier II with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier III with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier IV with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier V with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I	ING GLOBAL RESOURCES[1]	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE	JP MORGAN US LARGE CAP CORE EQUITY
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,393,407	$2,485,771	$8,508,947	$7,932,652	$4,344,496
Shares Owned	114,957	127,709	698,369	275,161	320,428
Investments, at Fair Value	$3,085,454	$3,344,687	$11,138,984	$8,439,195	$5,059,566
Total Assets	3,085,454	3,344,687	11,138,984	8,439,195	5,059,566
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,085,454	$3,344,687	$11,138,984	$8,439,195	$5,059,566
Spinnaker & Mainsail
Net Assets	$3,085,454	$2,986,040	$9,315,037	$6,550,540	$2,552,470
Accumulation Units Outstanding	112,873	75,620	424,348	355,903	281,098
Accumulation Unit Value	$27.335	$39.480	$21.951	$18.405	$9.080
Spinnaker Advisor
Net Assets		$358,647	$1,743,153	$1,841,860	$2,507,096
Accumulation Units Outstanding		10,620	79,595	100,305	285,380
Accumulation Unit Value		$33.767	$21.900	$18.362	$8.785
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets		$-	$-	$1,757
Accumulation Units Outstanding		-	-	96
Accumulation Unit Value		$-	$-	$18.304
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets		$-	$642	$2,021
Accumulation Units Outstanding		-	30	111
Accumulation Unit Value		$-	$21.791	$18.271
Spinnaker with EEB & GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker Choice
Net Assets		$-	$74,773	$43,017
Accumulation Units Outstanding		-	4,570	3,010
Accumulation Unit Value		$-	$16.360	$14.289
Spinnaker Choice with EEB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker Choice with GMDB
Net Assets		$-	$5,379	$-
Accumulation Units Outstanding		-	332	-
Accumulation Unit Value		$-	$16.240	$-
Spinnaker Choice with EEB & GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$8,970,375	$196,721	$2,803,533	$6,598,292	$3,726,986
Shares Owned	485,483	16,661	235,242	595,250	105,851
Investments, at Fair Value	$9,801,877	$195,600	$3,140,479	$6,470,361	$4,585,492
Total Assets	9,801,877	195,600	3,140,479	6,470,361	4,585,492
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$9,801,877	$195,600	$3,140,479	$6,470,361	$4,585,492
Spinnaker & Mainsail
Net Assets	$8,949,714	$167,306	$2,443,409	$5,160,148	$3,433,027
Accumulation Units Outstanding	593,186	14,588	192,212	187,451	129,290
Accumulation Unit Value	$15.087	$11.469	$12.712	$27.535	$26.553
Spinnaker Advisor
Net Assets	$750,681	$28,162	$650,775	$1,310,213	$728,642
Accumulation Units Outstanding	49,897	2,459	51,262	97,167	27,484
Accumulation Unit Value	$15.045	$11.454	$12.695	$13.488	$26.512
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$1,169	$-	$-
Accumulation Units Outstanding	-	-	93	-	-
Accumulation Unit Value	$-	$-	$12.661	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$11,995	$-	$42	$-	$17,944
Accumulation Units Outstanding	802	-	3	-	682
Accumulation Unit Value	$14.977	$-	$12.644	$-	$26.390
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$81,598	$132	$40,543		$405,879
Accumulation Units Outstanding	5,781	12	3,202		15,356
Accumulation Unit Value	$14.116	$11.423	$12.661		$26.430
Spinnaker Choice with EEB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice with GMDB
Net Assets	$7,889	$-	$4,541		$-
Accumulation Units Outstanding	564	-	360		-
Accumulation Unit Value	$14.012	$-	$12.593		$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,622,073	$62,828,616	$59,280,379	$968,980	$15,858,287
Shares Owned	146,010	2,689,082	2,641,509	85,912	766,141
Investments, at Fair Value	$3,488,173	$69,163,196	$59,275,457	$948,468	$14,725,233
Total Assets	3,488,173	69,163,196	59,275,457	948,468	14,725,233
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,488,173	$69,163,196	$59,275,457	$948,468	$14,725,233
Spinnaker & Mainsail
Net Assets	$3,080,684	$68,527,840	$57,351,857	$803,380	$14,236,103
Accumulation Units Outstanding	242,577	1,130,394	1,210,224	71,285	538,761
Accumulation Unit Value	$12.700	$60.622	$47.389	$11.272	$26.423
Spinnaker Advisor
Net Assets	$368,751	$635,356	$1,923,600	$102,719	$489,130
Accumulation Units Outstanding	29,081	66,706	172,763	9,127	46,660
Accumulation Unit Value	$12.680	$9.524	$11.134	$11.255	$10.483
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$717	$-	$-	$220	$-
Accumulation Units Outstanding	57	-	-	20	-
Accumulation Unit Value	$12.622	$-	$-	$11.203	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$38,021			$42,149
Accumulation Units Outstanding	3,009			3,758
Accumulation Unit Value	$12.641			$11.220
Spinnaker Choice with EEB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker Choice with GMDB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SMALL-CAP VALUE VCT CLASS I	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II
ASSETS
Investments in Underlying:
Investments, at Cost	$4,616,178	$2,647,391	$17,094,194	$4,410,416	$1,850,020
Shares Owned	4,616,177	86,821	1,092,290	274,694	171,774
Investments, at Fair Value	$4,616,178	$2,035,979	$14,166,992	$3,521,587	$1,860,307
Total Assets	4,616,178	2,035,979	14,166,992	3,521,587	1,860,307
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$4,616,178	$2,035,979	$14,166,992	$3,521,587	$1,860,307
Spinnaker & Mainsail
Net Assets	$3,873,948	$1,537,852	$11,765,839	$2,723,252	$1,465,496
Accumulation Units Outstanding	207,966	158,789	505,500	237,023	130,537
Accumulation Unit Value	$18.633	$9.685	$23.276	$11.489	$11.228
Spinnaker Advisor
Net Assets	$742,230	$460,824	$2,399,149	$755,382	$353,217
Accumulation Units Outstanding	67,370	47,621	119,200	65,847	31,512
Accumulation Unit Value	$11.022	$9.677	$20.127	$11.472	$11.211
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$847	$-	$1,172	$-
Accumulation Units Outstanding	-	88	-	103	-
Accumulation Unit Value	$-	$9.661	$-	$11.436	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-	$738	$2,004	$617	$-
Accumulation Units Outstanding	-	77	87	55	-
Accumulation Unit Value	$-	$9.652	$23.105	$11.419	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets		$35,718		$40,407	$41,594
Accumulation Units Outstanding		3,698		3,534	3,723
Accumulation Unit Value		$9.661		$11.436	$11.177
Spinnaker Choice with EEB
Net Assets		$-		$-	$-
Accumulation Units Outstanding		-		-	-
Accumulation Unit Value		$-		$-	$-
Spinnaker Choice with GMDB
Net Assets		$-		$757	$-
Accumulation Units Outstanding		-		67	-
Accumulation Unit Value		$-		$11.366	$-
Spinnaker Choice with EEB & GMDB
Net Assets		$-		$-	$-
Accumulation Units Outstanding		-		-	-
Accumulation Unit Value		$-		$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS II1	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES II1	VANGUARD BALANCED[1]	VANGUARD HIGH YIELD BOND[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$5,901,176	$2,162,531	$6,706,562	$253,209	$259,798
Shares Owned	493,768	137,159	489,033	12,151	31,638
Investments, at Fair Value	$7,900,298	$2,293,293	$7,550,675	$252,256	$259,748
Total Assets	7,900,298	2,293,293	7,550,675	252,256	259,748
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$7,900,298	$2,293,293	$7,550,675	$252,256	$259,748
Spinnaker & Mainsail
Net Assets	$5,954,562	$1,584,750	$6,925,660
Accumulation Units Outstanding	222,156	132,745	449,320
Accumulation Unit Value	$26.803	$11.938	$15.413
Spinnaker Advisor
Net Assets	$1,662,974	$643,175	$542,691
Accumulation Units Outstanding	59,929	53,948	35,308
Accumulation Unit Value	$27.749	$11.922	$15.370
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets	$-	$1,301	$10,081
Accumulation Units Outstanding	-	110	659
Accumulation Unit Value	$-	$11.875	$15.301
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Spinnaker Choice
Net Assets	$279,748	$60,706	$64,185
Accumulation Units Outstanding	11,472	5,105	4,415
Accumulation Unit Value	$24.386	$11.890	$14.538
Spinnaker Choice with EEB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$3,014	$3,361	$8,058
Accumulation Units Outstanding	124	285	558
Accumulation Unit Value	$24.208	$11.827	$14.431
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2007

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS II1	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES II1	VANGUARD BALANCED[1]	VANGUARD HIGH YIELD BOND[1]
Focus Tier I
Net Assets				$169,919	$47,272
Accumulation Units Outstanding				16,968	4,863
Accumulation Unit Value				$10.014	$9.721
Focus Tier II
Net Assets				$-	$27,685
Accumulation Units Outstanding				-	2,847
Accumulation Unit Value				$-	$9.724
Focus Tier III
Net Assets				$82,337	$-
Accumulation Units Outstanding				8,215	-
Accumulation Unit Value				$10.023	$-
Focus Tier IV
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Focus Tier V
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Focus Tier I with GMDB
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Focus Tier II with GMDB
Net Assets				$-	$14,886
Accumulation Units Outstanding				-	1,532
Accumulation Unit Value				$-	$9.719
Focus Tier III with GMDB
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Focus Tier IV with GMDB
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Focus Tier V with GMDB
Net Assets				$-	$169,905
Accumulation Units Outstanding				-	17,452
Accumulation Unit Value				$-	$9.735

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	VANGUARD INTERNATIONAL[1]	VANGUARD MID-CAP INDEX[1]	VANGUARD REIT INDEX[1]	VANGUARD TOTAL BOND MARKET INDEX[1]	VANGUARD TOTAL STOCK MARKET INDEX[1]
	ASSETS:
	Investments in Underlying:
Investments, at Cost	$236,910	$693,432	$133,851	$978,490	$879,213
Shares Owned	9,971	37,172	6,709	85,918	28,251
Investments, at Fair Value	$237,696	$690,668	$126,934	$991,506	$878,339
Total Assets	237,696	690,668	126,934	991,506	878,339
	LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$237,696	$690,668	$126,934	$991,506	$878,339
	Spinnaker & Mainsail
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker Advisor
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker with Enhanced Earnings Benefit ("EEB")
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker with EEB & GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker Choice
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker Choice with EEB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker Choice with GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Spinnaker Choice with EEB & GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

	Sub-Accounts
	VANGUARD INTERNATIONAL[1]	VANGUARD MID-CAP INDEX[1]	VANGUARD REIT INDEX[1]	VANGUARD TOTAL BOND MARKET INDEX[1]	VANGUARD TOTAL STOCK MARKET INDEX[1]
Focus Tier I
Net Assets	$72,217	$113,544	$15,246	$102,165	$132,518
Accumulation Units Outstanding	7,003	12,299	1,909	9,735	13,969
Accumulation Unit Value	$10.312	$9.232	$7.985	$10.496	$9.486
Focus Tier II
Net Assets	$43,055	$63,211	$14,649	$113,697	$126,342
Accumulation Units Outstanding	4,174	6,845	1,834	10,830	13,314
Accumulation Unit Value	$10.315	$9.235	$7.988	$10.499	$9.489
Focus Tier III
Net Assets	$-	$79,822	$-	$85,802	$79,748
Accumulation Units Outstanding	-	8,639	-	8,168	8,399
Accumulation Unit Value	$-	$9.240	$-	$10.505	$9.494
Focus Tier IV
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Focus Tier V
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Focus Tier I with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Focus Tier II with GMDB
Net Assets	$9,597	$33,777	$7,624	$55,021	$41,862
Accumulation Units Outstanding	931	3,660	955	5,244	4,414
Accumulation Unit Value	$10.309	$9.229	$7.983	$10.493	$9.484
Focus Tier III with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Focus Tier IV with GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Focus Tier V with GMDB
Net Assets	$112,827	$400,314	$89,415	$634,821	$497,869
Accumulation Units Outstanding	10,926	43,299	11,181	60,397	52,408
Accumulation Unit Value	$10.327	$9.245	$7.997	$10.511	$9.500

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2007

Sub-Accounts
WANGER US SMALLER COMPANIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$327,699
Shares Owned	14,242
Investments, at Fair Value	$516,406
Total Assets	516,406
LIABILITIES:
Total Liabilities	-
NET ASSETS	$516,406
Spinnaker & Mainsail
Net Assets	$516,406
Accumulation Units Outstanding	11,198
Accumulation Unit Value	$46.120
Spinnaker Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with Enhanced Earnings Benefit ("EEB")
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
Investment Income
Dividend Income	$-	$-	$-	$-	$-
Mortality and Expense Risk Charge	(123,739)	(3,901)	(5,563)	(9,788)	(12,259)
Asset-Related Administration Charge	(15,086)	(471)	(706)	(1,210)	(1,578)
Net Investment Income (Loss)	(138,825)	(4,372)	(6,269)	(10,998)	(13,837)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	190,576	10,421	21,446	47,930	63,752
Realized Capital Gain Distributions Received	-	-	34,401	62,883	-
Net Change in Unrealized Appreciation (Depreciation)	935,722	6,778	(14,124)	(45,859)	45,167
Net Gain (Loss) on Investments	1,126,298	17,199	41,723	64,954	108,919
Net Increase (Decrease) in Net Assets Resulting from Operations	$987,473	$12,827	$35,454	$53,956	$95,082
	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II1
Investment Income
Dividend Income	$934,872	$12,791	$23,315	$373,790	$114,917
Mortality and Expense Risk Charge	(235,188)	(38,812)	(48,204)	(224,994)	(32,726)
Asset-Related Administration Charge	(30,058)	(4,934)	(6,047)	(28,826)	(4,500)
Net Investment Income (Loss)	669,626	(30,955)	(30,936)	119,970	77,691
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	3,552,981	219,909	283,137	275,005	(7,652)
Realized Capital Gain Distributions Received	2,231,323	-	-	910,077	-
Net Change in Unrealized Appreciation (Depreciation)	(7,549,494)	178,058	88,378	(686,037)	154,888
Net Gain (Loss) on Investments	(1,765,190)	397,967	371,515	499,045	147,236
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,095,564)	$367,012	$340,579	$619,015	$224,927

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II1	AMERICAN CENTURY ULTRA I1	AMERICAN CENTURY ULTRA II1	AMERICAN CENTURY VALUE
Investment Income
Dividend Income	$122,373	$3,118	$-	$-	$76,545
Mortality and Expense Risk Charge	(234,433)	(7,940)	(11,291)	(648)	(61,138)
Asset-Related Administration Charge	(28,963)	(1,167)	(1,442)	(80)	(7,583)
Net Investment Income (Loss)	(141,023)	(5,989)	(12,733)	(728)	7,824
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,343,026	21,427	34,701	1,079	45,939
Realized Capital Gain Distributions Received	-	768	-	-	396,937
Net Change in Unrealized Appreciation (Depreciation)	1,678,355	(38,266)	138,540	9,965	(783,982)
Net Gain (Loss) on Investments	3,021,381	(16,071)	173,241	11,044	(341,106)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,880,358	$(22,060)	$160,508	$10,316	$(333,282)
	Sub-Accounts
	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX
Investment Income
Dividend Income	$118,975	$97,906	$394,402	$16,498	$285,655
Mortality and Expense Risk Charge	(92,967)	(287,658)	(102,590)	(42,679)	(241,325)
Asset-Related Administration Charge	(11,889)	(37,465)	(13,482)	(5,287)	(31,902)
Net Investment Income (Loss)	14,119	(227,217)	278,330	(31,468)	12,428
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	475,042	951,751	(76,639)	39,304	990,143
Realized Capital Gain Distributions Received	-	2,781,686	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(75,495)	(3,275,507)	(33,418)	184,944	(365,060)
Net Gain (Loss) on Investments	399,547	457,930	(110,057)	224,248	625,083
Net Increase (Decrease) in Net Assets Resulting from Operations	$413,666	$230,713	$168,273	$192,780	$637,511

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
Investment Income
Dividend Income	$-	$716,899	$238,175	$140,074	$419,791
Mortality and Expense Risk Charge	(45,456)	(269,938)	(121,443)	(34,418)	(65,629)
Asset-Related Administration Charge	(5,735)	(33,495)	(14,780)	(4,188)	(8,438)
Net Investment Income (Loss)	(51,191)	413,466	101,952	101,468	345,724
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	29,909	96,881	258,854	(69,544)	(94,777)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	465,811	237,483	841,717	41,371	(145,015)
Net Gain (Loss) on Investments	495,720	334,364	1,100,571	(28,173)	(239,792)
Net Increase (Decrease) in Net Assets Resulting from Operations	$444,529	$747,830	$1,202,523	$73,295	$105,932
	Sub-Accounts
	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH
Investment Income
Dividend Income	$4,203	$29,852	$352,484	$215,329	$179,652
Mortality and Expense Risk Charge	(28,904)	(6,390)	(474,479)	(157,879)	(270,006)
Asset-Related Administration Charge	(3,469)	(829)	(57,972)	(19,903)	(33,960)
Net Investment Income (Loss)	(28,170)	22,633	(179,967)	37,547	(124,314)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(4,180)	17,467	2,615,988	549,878	629,527
Realized Capital Gain Distributions Received	-	14,302	9,413,342	949,730	18,392
Net Change in Unrealized Appreciation (Depreciation)	211,176	10,357	(6,319,788)	(1,524,378)	4,299,310
Net Gain (Loss) on Investments	206,996	42,126	5,709,542	(24,770)	4,947,229
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,826	$64,759	$5,529,575	$12,777	$4,822,915

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500[1]	FIDELITY MID-CAP ADVISOR II1	FIDELITY MONEY MARKET FUND[1]
Investment Income
Dividend Income	$201,133	$-	$837	$30,260	$7,298
Mortality and Expense Risk Charge	(137,797)	(76,165)	(288)	(75,951)	(1,384)
Asset-Related Administration Charge	(17,845)	(9,285)	(113)	(9,682)	(505)
Net Investment Income (Loss)	45,491	(85,450)	436	(55,373)	5,409
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	506,855	175,063	(12,371)	2,033	-
Realized Capital Gain Distributions Received	437,504	-	-	462,111	-
Net Change in Unrealized Appreciation (Depreciation)	97,436	1,096,134	(2,010)	283,764	-
Net Gain (Loss) on Investments	1,041,795	1,271,197	(14,381)	747,908	-
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,087,286	$1,185,747	$(13,945)	$692,535	$5,409
	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II1	FRANKLIN SMALL-MID CAP GROWTH II1
Investment Income
Dividend Income	$215,126	$183	$198,018	$22,235	$-
Mortality and Expense Risk Charge	(56,635)	(1,909)	(77,169)	(48,534)	(90,563)
Asset-Related Administration Charge	(7,473)	(228)	(9,885)	(6,229)	(11,331)
Net Investment Income (Loss)	151,018	(1,954)	110,964	(32,528)	(101,894)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(2)	7,809	153,223	85,035	406,827
Realized Capital Gain Distributions Received	-	-	36,723	228,643	521,870
Net Change in Unrealized Appreciation (Depreciation)	2	10,517	(226,933)	(505,139)	(168,999)
Net Gain (Loss) on Investments	-	18,326	(36,987)	(191,461)	759,698
Net Increase (Decrease) in Net Assets Resulting from Operations	$151,018	$16,372	$73,977	$(223,989)	$657,804

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II1	IBBOTSON AGGRESSIVE GROWTH CLASS I1	IBBOTSON BALANCED CLASS I1	IBBOTSON CONSERVATIVE CLASS I1	IBBOTSON GROWTH CLASS I1
Investment Income
Dividend Income	$811,674	$-	$-	$-	$-
Mortality and Expense Risk Charge	(214,694)	(120)	(1,303)	(2)	(68)
Asset-Related Administration Charge	(28,609)	(50)	(361)	(1)	(28)
Net Investment Income (Loss)	568,371	(170)	(1,664)	(3)	(96)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(186,708)	(2)	32	52	(1)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	480,856	(2,391)	9,027	-	(316)
Net Gain (Loss) on Investments	294,148	(2,393)	9,059	52	(317)
Net Increase (Decrease) in Net Assets Resulting from Operations	$862,519	$(2,563)	$7,395	$49	$(413)
	Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I1	ING JP MORGAN EMERGING MARKETS EQUITY I	ING GLOBAL RESOURCES[1]	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE
Investment Income
Dividend Income	$-	$33,194	$5,515	$122,221	$78,845
Mortality and Expense Risk Charge	(281)	(35,485)	(39,338)	(145,774)	(113,529)
Asset-Related Administration Charge	(103)	(4,258)	(4,875)	(18,453)	(14,627)
Net Investment Income (Loss)	(384)	(6,549)	(38,698)	(42,006)	(49,311)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	20	265,405	251,081	1,087,055	494,231
Realized Capital Gain Distributions Received	-	6,550	848,467	-	397,741
Net Change in Unrealized Appreciation (Depreciation)	1,403	633,514	(219,226)	(164,737)	(766,390)
Net Gain (Loss) on Investments	1,423	905,469	880,322	922,318	125,582
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,039	$898,920	$841,624	$880,312	$76,271

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	JP MORGAN US LARGE CAP CORE EQUITY	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I
Investment Income
Dividend Income	$67,642	$130,946	$14,564	$116,738	$336,990
Mortality and Expense Risk Charge	(74,595)	(117,112)	(2,607)	(31,054)	(85,290)
Asset-Related Administration Charge	(10,516)	(14,399)	(325)	(4,019)	(10,939)
Net Investment Income (Loss)	(17,469)	(565)	11,632	81,665	240,761
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	499,397	574,325	(590)	(8,703)	(118,511)
Realized Capital Gain Distributions Received	-	320,600	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(414,793)	(757,706)	2,159	452,762	201,976
Net Gain (Loss) on Investments	84,604	137,219	1,569	444,059	83,465
Net Increase (Decrease) in Net Assets Resulting from Operations	$67,135	$136,654	$13,201	$525,724	$324,226
	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Investment Income
Dividend Income	$11,478	$73,924	$912,182	$-	$29,186
Mortality and Expense Risk Charge	(41,890)	(38,794)	(953,172)	(881,710)	(7,187)
Asset-Related Administration Charge	(5,256)	(4,885)	(114,790)	(106,978)	(888)
Net Investment Income (Loss)	(35,668)	30,245	(155,780)	(988,688)	21,111
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	233,025	127,758	1,898,790	3,282,523	7,009
Realized Capital Gain Distributions Received	341,847	95,785	-	9,544,021	475
Net Change in Unrealized Appreciation (Depreciation)	591,014	(342,222)	1,203,722	(14,724,351)	(22,695)
Net Gain (Loss) on Investments	1,165,886	(118,679)	3,102,512	(1,897,807)	(15,211)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,130,218	$(88,434)	$2,946,732	$(2,886,495)	$5,900

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SMALL-CAP VALUE VCT CLASS I	PIONEER SMALL-CAP VALUE VCT CLASS II
Investment Income
Dividend Income	$127,438	$256,461	$52,996	$119,922	$20,381
Mortality and Expense Risk Charge	(207,070)	(68,459)	(23,754)	(216,123)	(50,201)
Asset-Related Administration Charge	(25,108)	(8,823)	(3,074)	(27,527)	(6,483)
Net Investment Income (Loss)	(104,740)	179,179	26,168	(123,728)	(36,303)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(255,336)	-	(10,683)	953,797	(31,909)
Realized Capital Gain Distributions Received	1,700,808	-	173,483	3,926,140	946,549
Net Change in Unrealized Appreciation (Depreciation)	(588,284)	-	(689,587)	(6,025,127)	(1,226,375)
Net Gain (Loss) on Investments	857,188	-	(526,787)	(1,145,190)	(311,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	$752,448	$179,179	$(500,619)	$(1,268,918)	$(348,038)
	Sub-Accounts
	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II1	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES II1	VANGUARD BALANCED[1]
Investment Income
Dividend Income	$60,462	$151,202	$30,965	$99,723	$-
Mortality and Expense Risk Charge	(14,641)	(85,845)	(17,158)	(94,026)	(211)
Asset-Related Administration Charge	(1,899)	(11,039)	(2,270)	(11,568)	(64)
Net Investment Income (Loss)	43,922	54,318	11,537	(5,871)	(275)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,136)	652,576	13,265	314,770	30
Realized Capital Gain Distributions Received	5,365	519,549	-	318,190	-
Net Change in Unrealized Appreciation (Depreciation)	9,695	375,434	95,543	(575,140)	(953)
Net Gain (Loss) on Investments	13,924	1,547,559	108,808	57,820	(923)
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,846	$1,601,877	$120,345	$51,949	$(1,198)

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2007

	Sub-Accounts
	VANGUARD HIGH YIELD BOND[1]	VANGUARD INTERNATIONAL[1]	VANGUARD MID-CAP INDEX[1]	VANGUARD REIT INDEX[1]	VANGUARD TOTAL BOND MARKET INDEX[1]
Investment Income
Dividend Income	$-	$-	$-	$-	$-
Mortality and Expense Risk Charge	(402)	(380)	(998)	(163)	(1,322)
Asset-Related Administration Charge	(72)	(93)	(168)	(16)	(170)
Net Investment Income (Loss)	(474)	(473)	(1,166)	(179)	(1,492)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	223	255	411	(92)	76
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(50)	786	(2,764)	(6,917)	13,016
Net Gain (Loss) on Investments	173	1,041	(2,353)	(7,009)	13,092
Net Increase (Decrease) in Net Assets Resulting from Operations	$(301)	$568	$(3,519)	$(7,188)	$11,600

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX[1]	WANGER US SMALLER COMPANIES
Investment Income
Dividend Income	$-	$-
Mortality and Expense Risk Charge	(1,163)	(6,818)
Asset-Related Administration Charge	(179)	(818)
Net Investment Income (Loss)	(1,342)	(7,636)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(103)	19,672
Realized Capital Gain Distributions Received	-	28,020
Net Change in Unrealized Appreciation (Depreciation)	(874)	(19,025)
Net Gain (Loss) on Investments	(977)	28,667
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,319)	$21,031

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	AIM CAPITAL APPRECIATION I2	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II2	AIM GLOBAL HEALTHCARE[2]
Net Assets at January 1, 2006	$-	$6,353	$389,304	$-	$1,082,703
Increase in Net Assets from Operations
Net Investment Income (Loss)	(91,121)	(742)	(5,890)	(2,811)	(14,638)
Realized Gains (Losses)	(139,819)	(510)	45,412	6,285	41,864
Net Change in Unrealized Appreciation (Depreciation)	19,497	4,206	17,884	21,177	8,973
Net Increase (Decrease) in Net Assets Resulting from Operations	(211,443)	2,954	57,406	24,651	36,199
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	11,994,952	239,205	87,157	558,286	107,045
Spinnaker Advisor	787,302	9,337	26,412	63,137	41,369
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	-	420	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	8,071	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(2,226,467)	(126,476)	(164,958)	(58,624)	(160,007)
Spinnaker Advisor	(191,601)	(8,080)	(818)	(7,510)	(93,969)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	7	-	22	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(2,500)	(18)	(60)	(90)	(60)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(7)	-	(30)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	10,361,686	113,968	(52,267)	563,682	(105,622)
Total Increase (Decrease) in Net Assets	10,150,243	116,922	5,139	588,333	(69,423)
Net Assets at December 31, 2006	$10,150,243	$123,275	$394,443	$588,333	$1,013,280

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	AIM CAPITAL APPRECIATION I2	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II2	AIM GLOBAL HEALTHCARE[2]
Net Assets at December 31, 2006	$10,150,243	$123,275	$394,443	$588,333	$1,013,280
Increase in Net Assets from Operations
Net Investment Income (Loss)	(138,825)	(4,372)	(6,269)	(10,998)	(13,837)
Realized Gains (Losses)	190,576	10,421	55,847	110,813	63,752
Net Change in Unrealized Appreciation (Depreciation)	935,722	6,778	(14,124)	(45,859)	45,167
Net Increase (Decrease) in Net Assets Resulting from Operations	987,473	12,827	35,454	53,956	95,082
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	786,815	729,675	60,412	426,465	93,872
Spinnaker Advisor	26,972	13,235	7,998	45,094	5,995
Spinnaker with EEB	-	-	-	840	-
Spinnaker with GMDB	-	-	-	2	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	17,450	6,231	12,638	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	3,016	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(2,503,579)	(127,905)	(59,545)	(265,692)	(218,470)
Spinnaker Advisor	(210,129)	(2,801)	(4,139)	(55,703)	(53,543)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(2)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(6,201)	(17,974)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(3,185)	(52)	(60)	(131)	(63)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,903,106)	632,618	4,696	145,537	(172,209)
Total Increase (Decrease) in Net Assets	(915,633)	645,445	40,150	199,493	(77,127)
Net Assets at December 31, 2007	$9,234,610	$768,720	$434,593	$787,826	$936,153

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	AIM GLOBAL REAL ESTATE[2]	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II2	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II1
Net Assets at January 1, 2006	$16,612,510	$1,714,416	$-	$18,482,926	$1,544,292
Increase in Net Assets from Operations
Net Investment Income (Loss)	(65,868)	(7,644)	6,347	96,586	36,477
Realized Gains (Losses)	3,217,128	118,974	7,222	1,424,741	(20,651)
Net Change in Unrealized Appreciation (Depreciation)	3,217,998	453,268	169,312	(141,491)	(6,423)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,369,258	564,598	182,881	1,379,836	9,403
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	2,734,620	870,882	1,345,702	2,878,941	511,600
Spinnaker Advisor	625,077	219,887	364,723	591,244	622,421
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	420	840	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	603	-	1,349	402	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	24,487	30,492	325,190	206,546	29,802
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	2,950	-	5,898	-	1
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(4,371,771)	(465,832)	(335,989)	(4,224,739)	(296,393)
Spinnaker Advisor	(1,256,753)	(63,161)	(50,917)	(1,275,374)	(301,286)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(2)	(2)	-	(3)	(1)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(50,829)	(1,696)	(3,665)	(91,720)	(48,705)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(275)	-	-	-	(233)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(3,362)	(60)	-	(33,901)	(4,860)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(58)	(6)	-	(264)	(99)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(2,295,313)	590,504	1,652,711	(1,948,028)	512,247
Total Increase (Decrease) in Net Assets	4,073,945	1,155,102	1,835,592	(568,192)	521,650
Net Assets at December 31, 2006	$20,686,455	$2,869,518	$1,835,592	$17,914,734	$2,065,942

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	AIM GLOBAL REAL ESTATE[2]	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II2	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II1
Net Assets at December 31, 2006	$20,686,455	$2,869,518	$1,835,592	$17,914,734	$2,065,942
Increase in Net Assets from Operations
Net Investment Income (Loss)	669,626	(30,955)	(30,936)	119,970	77,691
Realized Gains (Losses)	5,784,304	219,909	283,137	1,185,082	(7,652)
Net Change in Unrealized Appreciation (Depreciation)	(7,549,494)	178,058	88,378	(686,037)	154,888
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,095,564)	367,012	340,579	619,015	224,927
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,661,743	430,195	4,090,820	2,242,124	1,256,763
Spinnaker Advisor	268,239	42,809	652,351	514,209	246,443
Spinnaker with EEB	-	-	840	1,680	-
Spinnaker with GMDB	-	-	1,745	3	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	1,787	1,613	1,736,146	61,473	38,978
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	18	-	37	-	287
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(5,173,524)	(432,788)	(580,965)	(3,469,472)	(197,084)
Spinnaker Advisor	(1,420,074)	(118,776)	(174,762)	(850,892)	(86,853)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(14)	(42)	(21)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(7,140)	(3,790)	(1,541,929)	(149,358)	(7,763)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(3,048)	-	-	-	(2,315)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(3,242)	(32)	(156)	(34,314)	(5,916)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(4,675,241)	(80,769)	4,184,113	(1,684,589)	1,242,519
Total Increase (Decrease) in Net Assets	(5,770,805)	286,243	4,524,692	(1,065,574)	1,467,446
Net Assets at December 31, 2007	$14,915,650	$3,155,761	$6,360,284	$16,849,160	$3,533,388

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II1	AMERICAN CENTURY ULTRA I1	AMERICAN CENTURY ULTRA II1	AMERICAN CENTURY VALUE
Net Assets at January 1, 2006	$13,647,066	$160,460	$569,588	$-	$3,928,296
Increase in Net Assets from Operations
Net Investment Income (Loss)	21,352	(2,381)	(8,447)	-	(4,231)
Realized Gains (Losses)	326,952	14,535	8,076	-	363,567
Net Change in Unrealized Appreciation (Depreciation)	2,846,248	30,917	(16,624)	-	324,960
Net Increase (Decrease) in Net Assets Resulting from Operations	3,194,552	43,071	(16,995)	-	684,296
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	2,744,481	210,774	303,919	-	1,289,272
Spinnaker Advisor	672,449	389,520	41,548	-	52,986
Spinnaker with Enhanced Earnings Benefit ("EEB")	1,512	-	336	-	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	11	299	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	244,793	-	7,251	-	11,841
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	5,898	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(2,951,239)	(129,778)	(106,505)	-	(991,646)
Spinnaker Advisor	(322,508)	(110,659)	(28,483)	-	(140,862)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(19,779)	22	3	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(10,448)	(1,252)	(90)	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(33)	(22)	(3)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	359,239	358,904	223,874	-	221,591
Total Increase (Decrease) in Net Assets	3,553,791	401,975	206,879	-	905,887
Net Assets at December 31, 2006	$17,200,857	$562,435	$776,467	$-	$4,834,183

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II1	AMERICAN CENTURY ULTRA I1	AMERICAN CENTURY ULTRA II1	AMERICAN CENTURY VALUE
Net Assets at December 31, 2006	$17,200,857	$562,435	$776,467	$-	$4,834,183
Increase in Net Assets from Operations
Net Investment Income (Loss)	(141,023)	(5,989)	(12,733)	(728)	7,824
Realized Gains (Losses)	1,343,026	22,195	34,701	1,079	442,876
Net Change in Unrealized Appreciation (Depreciation)	1,678,355	(38,266)	138,540	9,965	(783,982)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,880,358	(22,060)	160,508	10,316	(333,282)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	2,679,123	185,078	286,052	95,556	1,470,246
Spinnaker Advisor	501,078	107,434	76,022	9,926	44,061
Spinnaker with EEB	3,024	-	672	-	-
Spinnaker with GMDB	460	1,265	1	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	1,533,042	45,286	120	-	10,906
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	37	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(3,760,868)	(180,512)	(254,416)	(9,945)	(1,236,471)
Spinnaker Advisor	(421,846)	(52,809)	(41,196)	(1,074)	(156,114)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(6)	(6)	(1)	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(1,632,649)	(42,971)	(8,241)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(8,954)	(69)	(119)	-	(1,144)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,107,596)	62,696	58,931	94,463	131,484
Total Increase (Decrease) in Net Assets	1,772,762	40,636	219,439	104,779	(201,798)
Net Assets at December 31, 2007	$18,973,619	$603,071	$995,906	$104,779	$4,632,385

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX
Net Assets at January 1, 2006	$8,164,735	$27,228,894	$10,487,912	$3,200,089	$14,179,064
Increase in Net Assets from Operations
Net Investment Income (Loss)	16,200	(270,900)	295,284	(40,263)	3,145
Realized Gains (Losses)	295,782	5,876,860	(130,788)	(35,244)	530,060
Net Change in Unrealized Appreciation (Depreciation)	758,645	(4,024,320)	64,826	307,041	1,515,351
Net Increase (Decrease) in Net Assets Resulting from Operations	1,070,627	1,581,640	229,322	231,534	2,048,556
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	767,058	3,306,710	1,122,436	410,657	4,051,308
Spinnaker Advisor	117,525	936,252	177,292	38,615	1,264,725
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	-	-	1,260
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	751	402	-	-	63
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	3,690	69,300	-	46,549	142,550
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	2	-	-	3
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,723,714)	(6,165,829)	(2,226,167)	(625,093)	(1,753,986)
Spinnaker Advisor	(580,434)	(2,497,350)	(1,303,795)	(167,470)	(1,807,354)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(3)	-	-	(4)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	3	(118,027)	198	(26,737)	(156,732)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(610)	-	-	(1,044)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(3,386)	(7,315)	(18,129)	(2,323)	(7,375)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(3)	(43)	(198)	(3)	(246)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,418,510)	(4,476,511)	(2,248,363)	(325,805)	1,733,168
Total Increase (Decrease) in Net Assets	(347,883)	(2,894,871)	(2,019,041)	(94,271)	3,781,724
Net Assets at December 31, 2006	$7,816,852	$24,334,023	$8,468,871	$3,105,818	$17,960,788

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX
Net Assets at December 31, 2006	$7,816,852	$24,334,023	$8,468,871	$3,105,818	$17,960,788
Increase in Net Assets from Operations
Net Investment Income (Loss)	14,119	(227,217)	278,330	(31,468)	12,428
Realized Gains (Losses)	475,042	3,733,437	(76,639)	39,304	990,143
Net Change in Unrealized Appreciation (Depreciation)	(75,495)	(3,275,507)	(33,418)	184,944	(365,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	413,666	230,713	168,273	192,780	637,511
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	486,247	1,803,522	935,555	1,168,978	4,161,105
Spinnaker Advisor	153,855	356,011	163,606	62,057	1,115,162
Spinnaker with EEB	-	-	-	-	2,520
Spinnaker with GMDB	750	-	-	-	1,034
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	3,393	-	37,133	62,459
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	308	-	-	6,031
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,493,871)	(4,782,076)	(1,204,510)	(508,011)	(2,759,940)
Spinnaker Advisor	(473,734)	(2,169,182)	(868,222)	(113,463)	(1,099,815)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(8)	-	-	-	(39)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(6)	(16,715)	-	(22,342)	(90,308)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(6,077)	-	-	(10,324)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(2,867)	(6,175)	(14,645)	(1,994)	(7,866)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,329,634)	(4,816,991)	(988,216)	622,358	1,380,019
Total Increase (Decrease) in Net Assets	(915,968)	(4,586,278)	(819,943)	815,138	2,017,530
Net Assets at December 31, 2007	$6,900,884	$19,747,745	$7,648,928	$3,920,956	$19,978,318

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A2	DWS INTERNATIONAL VIP A2	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
Net Assets at January 1, 2006	$3,832,464	$25,683,313	$9,253,005	$3,024,849	$6,672,287
Increase in Net Assets from Operations
Net Investment Income (Loss)	(50,798)	287,363	44,874	131,623	443,057
Realized Gains (Losses)	(70,487)	(346,040)	(132,916)	(150,769)	(130,212)
Net Change in Unrealized Appreciation (Depreciation)	213,574	2,021,587	2,119,234	401,529	198,281
Net Increase (Decrease) in Net Assets Resulting from Operations	92,289	1,962,910	2,031,192	382,383	511,126
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	703,382	1,265,344	441,874	151,875	595,759
Spinnaker Advisor	119,337	182,760	19,048	19,135	76,137
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	-	-	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	4,612	15,831
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,090,398)	(5,523,352)	(1,925,765)	(629,316)	(1,576,656)
Spinnaker Advisor	(195,004)	(661,179)	(86,634)	(38,227)	(773,266)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	9	-	-	60	434
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(3,020)	(46,387)	(7,086)	(9,296)	(15,216)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(9)	-	-	(90)	(541)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(465,703)	(4,782,814)	(1,558,563)	(501,247)	(1,677,518)
Total Increase (Decrease) in Net Assets	(373,414)	(2,819,904)	472,629	(118,864)	(1,166,392)
Net Assets at December 31, 2006	$3,459,050	$22,863,409	$9,725,634	$2,905,985	$5,505,895

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A2	DWS INTERNATIONAL VIP A2	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND
Net Assets at December 31, 2006	$3,459,050	$22,863,409	$9,725,634	$2,905,985	$5,505,895
Increase in Net Assets from Operations
Net Investment Income (Loss)	(51,191)	413,466	101,952	101,468	345,724
Realized Gains (Losses)	29,909	96,881	258,854	(69,544)	(94,777)
Net Change in Unrealized Appreciation (Depreciation)	465,811	237,483	841,717	41,371	(145,015)
Net Increase (Decrease) in Net Assets Resulting from Operations	444,529	747,830	1,202,523	73,295	105,932
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	605,238	974,786	350,950	100,144	488,831
Spinnaker Advisor	187,561	150,483	10,530	2,404	81,793
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	10,148	-	-	-	392
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(752,136)	(4,570,514)	(1,974,721)	(439,871)	(1,155,635)
Spinnaker Advisor	(57,200)	(680,280)	(43,779)	(69,064)	(284,643)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(10,405)	-	-	(68)	(27)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(2,753)	(36,077)	(6,034)	(7,278)	(11,713)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(19,547)	(4,161,602)	(1,663,054)	(413,733)	(881,002)
Total Increase (Decrease) in Net Assets	424,982	(3,413,772)	(460,531)	(340,438)	(775,070)
Net Assets at December 31, 2007	$3,884,032	$19,449,637	$9,265,103	$2,565,547	$4,730,825

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH
Net Assets at January 1, 2006	$2,568,030	$547,052	$33,797,976	$8,707,894	$21,054,142
Increase in Net Assets from Operations
Net Investment Income (Loss)	(29,389)	7,429	(38,672)	191,887	(212,694)
Realized Gains (Losses)	(128,697)	11,780	4,850,502	1,451,845	(104,127)
Net Change in Unrealized Appreciation (Depreciation)	548,548	10,793	(1,405,462)	93,786	1,389,728
Net Increase (Decrease) in Net Assets Resulting from Operations	390,462	30,002	3,406,368	1,737,518	1,072,907
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	167,232	120,429	6,404,130	2,688,771	2,702,123
Spinnaker Advisor	-	13,801	691,569	892,235	309,633
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	-	588	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-	1,653	42	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	131,198	87,538	32,863
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	3	5,920
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(716,947)	(188,593)	(7,296,926)	(1,691,875)	(3,841,071)
Spinnaker Advisor	-	(19,333)	(463,603)	(523,177)	(749,470)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(3)	(31)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	258	(114,440)	(58,505)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(832)	(306)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(2,243)	(1,591)	(47,374)	(820)	(24,245)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(263)	(100)	(210)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(551,958)	(75,287)	(579,358)	1,337,930	(1,623,299)
Total Increase (Decrease) in Net Assets	(161,496)	(45,285)	2,827,010	3,075,448	(550,392)
Net Assets at December 31, 2006	$2,406,534	$501,767	$36,624,986	$11,783,342	$20,503,750

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	FEDERATED INTERNATIONAL EQUITY	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH
Net Assets at December 31, 2006	$2,406,534	$501,767	$36,624,986	$11,783,342	$20,503,750
Increase in Net Assets from Operations
Net Investment Income (Loss)	(28,170)	22,633	(179,967)	37,547	(124,314)
Realized Gains (Losses)	(4,180)	31,769	12,029,330	1,499,608	647,919
Net Change in Unrealized Appreciation (Depreciation)	211,176	10,357	(6,319,788)	(1,524,378)	4,299,310
Net Increase (Decrease) in Net Assets Resulting from Operations	178,826	64,759	5,529,575	12,777	4,822,915
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	89,757	59,565	5,515,931	2,859,446	1,733,592
Spinnaker Advisor	-	3,187	627,300	309,030	200,141
Spinnaker with EEB	-	-	-	1,176	-
Spinnaker with GMDB	-	-	2,201	74	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	213,990	47,187	1,276
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	4,523	-	287
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(591,178)	(119,772)	(8,527,881)	(2,848,225)	(3,696,388)
Spinnaker Advisor	-	(30,480)	(646,969)	(675,752)	(1,034,220)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(188)	(2)	(30)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(56,075)	(89,166)	(6,953)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(8,346)	(3,431)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(1,973)	(1,079)	(45,558)	(943)	(19,246)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(503,394)	(88,579)	(2,912,726)	(405,521)	(2,824,972)
Total Increase (Decrease) in Net Assets	(324,568)	(23,820)	2,616,849	(392,744)	1,997,943
Net Assets at December 31, 2007	$2,081,966	$477,947	$39,241,835	$11,390,598	$22,501,693

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500[1]	FIDELITY MID-CAP ADVISOR II1	FIDELITY MONEY MARKET FUND[1]
Net Assets at January 1, 2006	$10,507,847	$6,591,536	$-	$749,211	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(53,892)	(40,400)	-	(35,413)	-
Realized Gains (Losses)	702,661	(90,210)	-	150,851	-
Net Change in Unrealized Appreciation (Depreciation)	513,834	331,988	-	122,211	-
Net Increase (Decrease) in Net Assets Resulting from Operations	1,162,603	201,378	-	237,649	-
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,552,821	419,286	-	3,426,898	-
Spinnaker Advisor	272,603	35,556	-	759,604	-
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	-	-	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	32	-	-	743	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	456	-	-	71,178	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(2,211,098)	(1,226,601)	-	(581,295)	-
Spinnaker Advisor	(606,607)	(87,533)	-	(95,827)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	348	-	-	(75)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(12,931)	(6,522)	-	(150)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(348)	-	-	(18)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,004,724)	(865,814)	-	3,581,058	-
Total Increase (Decrease) in Net Assets	157,879	(664,436)	-	3,818,707	-
Net Assets at December 31, 2006	$10,665,726	$5,927,100	$-	$4,567,918	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500[1]	FIDELITY MID-CAP ADVISOR II1	FIDELITY MONEY MARKET FUND[1]
Net Assets at December 31, 2006	$10,665,726	$5,927,100	$-	$4,567,918	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	45,491	(85,450)	436	(55,373)	5,409
Realized Gains (Losses)	944,359	175,063	(12,371)	464,144	-
Net Change in Unrealized Appreciation (Depreciation)	97,436	1,096,134	(2,010)	283,764	-
Net Increase (Decrease) in Net Assets Resulting from Operations	1,087,286	1,185,747	(13,945)	692,535	5,409
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,193,535	399,139	-	2,594,269	-
Spinnaker Advisor	232,844	4,715	-	854,709	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	54	-	-	108	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	38,602	-	-	16,145	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	126,658	-	1,087,217
Focus Tier II	-	-	203,070	-	815,303
Focus Tier III	-	-	-	-	618,596
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	80,523
Focus Tier II with GMDB	-	-	-		221,778
Focus Tier III with GMDB	-	-	-		-
Focus Tier IV with GMDB	-	-	-		-
Focus Tier V with GMDB	-	-	-		-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,386,119)	(1,220,544)	-	(997,387)	-
Spinnaker Advisor	(763,513)	(118,273)	-	(271,886)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(10,246)	-	-	(14,132)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	(96,224)	-	(800,195)
Focus Tier II	-	-	(176,468)	-	(528,806)
Focus Tier III	-	-	-	-	(619,652)
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-		-
Focus Tier III with GMDB	-	-	-		-
Focus Tier IV with GMDB	-	-	-		-
Focus Tier V with GMDB	-	-	-		-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500[1]	FIDELITY MID-CAP ADVISOR II1	FIDELITY MONEY MARKET FUND[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$(11,560)	$(5,399)	$-	$(704)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(706,403)	(940,362)	57,036	2,181,122	874,764
Total Increase (Decrease) in Net Assets	380,883	245,385	43,091	2,873,657	880,173
Net Assets at December 31, 2007	$11,046,609	$6,172,485	$43,091	$7,441,575	$880,173

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II1	FRANKLIN SMALL-MID CAP GROWTH II1
Net Assets at January 1, 2006	$2,266,327	$145,084	$2,135,856	$1,046,138	$10,551,614
Increase in Net Assets from Operations
Net Investment Income (Loss)	88,878	(1,591)	55,495	(16,582)	(111,024)
Realized Gains (Losses)	-	11,393	49,869	127,351	1,052,764
Net Change in Unrealized Appreciation (Depreciation)	-	(5,665)	368,422	161,325	(171,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,878	4,137	473,786	272,094	770,680
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	8,993,266	113,084	1,591,993	2,221,733	1,744,619
Spinnaker Advisor	5,301,988	-	595,806	395,452	130,835
Spinnaker with Enhanced Earnings Benefit ("EEB")	1,400	-	-	-	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	25,605	-	299	1,050	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	1,896,666	-	205,257	85,678	7,529
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	23,486	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(8,894,067)	(145,316)	(493,513)	(482,988)	(5,590,872)
Spinnaker Advisor	(4,696,803)	-	(192,816)	(249,504)	(679,823)
Spinnaker with EEB	(1,400)	-	-	-	-
Spinnaker with GMDB	(19,518)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(1,893,691)	-	(1,896)	(1,935)	(9,528)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(23,533)	-	(30)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(6,152)	-	(7,239)	(67)	(9,851)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(317)	-	(223)	(33)	(59)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	706,930	(32,232)	1,697,638	1,969,386	(4,407,150)
Total Increase (Decrease) in Net Assets	795,808	(28,095)	2,171,424	2,241,480	(3,636,470)
Net Assets at December 31, 2006	$3,062,135	$116,989	$4,307,280	$3,287,618	$6,915,144

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II1	FRANKLIN SMALL-MID CAP GROWTH II1
Net Assets at December 31, 2006	$3,062,135	$116,989	$4,307,280	$3,287,618	$6,915,144
Increase in Net Assets from Operations
Net Investment Income (Loss)	151,018	(1,954)	110,964	(32,528)	(101,894)
Realized Gains (Losses)	(2)	7,809	189,946	313,678	928,697
Net Change in Unrealized Appreciation (Depreciation)	2	10,517	(226,933)	(505,139)	(168,999)
Net Increase (Decrease) in Net Assets Resulting from Operations	151,018	16,372	73,977	(223,989)	657,804
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	11,099,645	89,764	2,967,762	2,007,474	1,033,221
Spinnaker Advisor	3,657,466	33,590	983,153	409,397	194,313
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	6,428	-	2,484	1,328	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	5,103,333	68,995	129,841	46,773	4,607
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	30,121	4,523	6,031	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(9,543,926)	(75,397)	(890,201)	(896,709)	(1,636,850)
Spinnaker Advisor	(2,673,314)	-	(214,472)	(203,966)	(125,461)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(12,610)	-	(35)	(189)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(5,100,429)	(717)	(19,079)	(146,443)	(2,594)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(30,156)	-	(30)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(8,452)	-	(9,548)	(244)	(7,065)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	2,528,106	120,758	2,955,906	1,217,421	(539,829)
Total Increase (Decrease) in Net Assets	2,679,124	137,130	3,029,883	993,432	117,975
Net Assets at December 31, 2007	$5,741,259	$254,119	$7,337,163	$4,281,050	$7,033,119

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II1	IBBOTSON AGGRESSIVE GROWTH CLASS I1	IBBOTSON BALANCED CLASS I1	IBBOTSON CONSERVATIVE CLASS I1	IBBOTSON GROWTH CLASS I1
Net Assets at January 1, 2006	$15,544,525	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	463,663	-	-	-	-
Realized Gains (Losses)	(197,115)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	150,086	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	416,634	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	3,709,187	-	-	-	-
Spinnaker Advisor	816,616	-	-	-	-
Spinnaker with Enhanced Earnings Benefit ("EEB")	1,344	-	-	-	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	539,766	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	4	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(2,543,732)	-	-	-	-
Spinnaker Advisor	(1,675,608)	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(341,156)	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(1,250)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(39,640)	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(347)	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	465,184	-	-	-	-
Total Increase (Decrease) in Net Assets	881,818	-	-	-	-
Net Assets at December 31, 2006	$16,426,343	$-	$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II1	IBBOTSON AGGRESSIVE GROWTH CLASS I1	IBBOTSON BALANCED CLASS I1	IBBOTSON CONSERVATIVE CLASS I1	IBBOTSON GROWTH CLASS I1
Net Assets at December 31, 2006	$16,426,343	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	568,371	(170)	(1,664)	(3)	(96)
Realized Gains (Losses)	(186,708)	(2)	32	52	(1)
Net Change in Unrealized Appreciation (Depreciation)	480,856	(2,391)	9,027	-	(316)
Net Increase (Decrease) in Net Assets Resulting from Operations	862,519	(2,563)	7,395	49	(413)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	3,812,610	-	-	-	-
Spinnaker Advisor	933,426	-	-	-	-
Spinnaker with EEB	2,688	-	-	-	-
Spinnaker with GMDB	5	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	468,064	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	1,156	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	61,035	25,007	11,662	74,303
Focus Tier II	-	-	140,245	-	-
Focus Tier III	-	-	284,252	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(2,562,439)	-	-	-	-
Spinnaker Advisor	(1,983,359)	-	-	-	-
Spinnaker with EEB	(60)	-	-	-	-
Spinnaker with GMDB	(5)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(368,618)	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(12,166)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	(11,711)	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II1	IBBOTSON AGGRESSIVE GROWTH CLASS I1	IBBOTSON BALANCED CLASS I1	IBBOTSON CONSERVATIVE CLASS I1	IBBOTSON GROWTH CLASS I1
Contract Maintenance Charges
Spinnaker & Mainsail	$(42,801)	$-	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	248,501	61,035	449,504	(49)	74,303
Total Increase (Decrease) in Net Assets	1,111,020	58,472	456,899	-	73,890
Net Assets at December 31, 2007	$17,537,363	$58,472	$456,899	$-	$73,890

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I1	ING JP MORGAN EMERGING MARKETS EQUITY I	ING GLOBAL RESOURCES[1]	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE
Net Assets at January 1, 2006	$-	$2,431,066	$3,257,612	$9,119,440	$6,638,192
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	(18,675)	(46,895)	(38,431)	(62,033)
Realized Gains (Losses)	-	200,705	730,630	616,920	509,601
Net Change in Unrealized Appreciation (Depreciation)	-	529,348	(92,974)	1,318,677	610,942
Net Increase (Decrease) in Net Assets Resulting from Operations	-	711,378	590,761	1,897,166	1,058,510
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	59,387	236,594	2,602,201	2,261,103
Spinnaker Advisor	-	-	95,379	620,713	698,427
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	-	-	588
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-	-	402	320
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	122,289	124,483
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	5	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out	-
Spinnaker & Mainsail	-	(576,654)	(672,417)	(1,955,481)	(1,424,658)
Spinnaker Advisor	-	-	(520,213)	(502,306)	(870,837)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(6)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	99	(257,600)	(1,955)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(1,538)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	-	(1,206)	(2,494)	(47)	(817)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(99)	(85)	(90)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	(518,473)	(863,151)	628,547	786,564
Total Increase (Decrease) in Net Assets	-	192,905	(272,390)	2,525,713	1,845,074
Net Assets at December 31, 2006	$-	$2,623,971	$2,985,222	$11,645,153	$8,483,266

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I1	ING JP MORGAN EMERGING MARKETS EQUITY I	ING GLOBAL RESOURCES[1]	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE
Net Assets at December 31, 2006	$-	$2,623,971	$2,985,222	$11,645,153	$8,483,266
Increase in Net Assets from Operations
Net Investment Income (Loss)	(384)	(6,549)	(38,698)	(42,006)	(49,311)
Realized Gains (Losses)	20	271,955	1,099,548	1,087,055	891,972
Net Change in Unrealized Appreciation (Depreciation)	1,403	633,514	(219,226)	(164,737)	(766,390)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,039	898,920	841,624	880,312	76,271
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	51,920	125,232	1,510,154	1,683,673
Spinnaker Advisor	-	-	57,157	102,160	467,905
Spinnaker with EEB	-	-	-	-	1,176
Spinnaker with GMDB	-	-	-	-	1,845
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	2,999	20,634
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	5,834	-	-	-	-
Focus Tier II	206,450	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(488,313)	(620,715)	(2,377,236)	(1,703,199)
Spinnaker Advisor	-	-	(41,309)	(579,426)	(419,165)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	(189)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	(29,075)	(172,234)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(15,916)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(5,856)	-	-	-	-
Focus Tier II	(975)	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I1	ING JP MORGAN EMERGING MARKETS EQUITY I	ING GLOBAL RESOURCES[1]	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(1,044)	$(2,524)	$(141)	$(788)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	205,453	(437,437)	(482,159)	(1,386,481)	(120,342)
Total Increase (Decrease) in Net Assets	206,492	461,483	359,465	(506,169)	(44,071)
Net Assets at December 31, 2007	$206,492	$3,085,454	$3,344,687	$11,138,984	$8,439,195

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	JP MORGAN US LARGE CAP CORE EQUITY	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I
Net Assets at January 1, 2006	$6,861,597	$6,072,476	$171,249	$1,446,561	$8,119,078
Increase in Net Assets from Operations
Net Investment Income (Loss)	(27,959)	(5,571)	9,812	70,851	292,644
Realized Gains (Losses)	184,312	618,698	(16)	11,324	(171,268)
Net Change in Unrealized Appreciation (Depreciation)	755,508	506,244	(2,278)	(152,511)	112,711
Net Increase (Decrease) in Net Assets Resulting from Operations	911,861	1,119,371	7,518	(70,336)	234,087
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	378,041	2,446,294	94,183	1,175,525	1,036,584
Spinnaker Advisor	136,670	121,440	15,614	383,763	210,715
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	-	336	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	74,801	37,350	45,963	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	1	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,039,021)	(1,262,811)	(25,329)	(548,122)	(1,857,495)
Spinnaker Advisor	(737,357)	(345,662)	(14,925)	(195,373)	(507,181)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(1)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(110)	(21,893)	(59,468)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(306)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(7,640)	(6,143)	(700)	(401)	(24,496)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(71)	(73)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,269,307)	1,027,738	84,227	801,917	(1,141,873)
Total Increase (Decrease) in Net Assets	(357,446)	2,147,109	91,745	731,581	(907,786)
Net Assets at December 31, 2006	$6,504,151	$8,219,585	$262,994	$2,178,142	$7,211,292

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	JP MORGAN US LARGE CAP CORE EQUITY	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIONEER BOND VCT CLASS I
Net Assets at December 31, 2006	$6,504,151	$8,219,585	$262,994	$2,178,142	$7,211,292
Increase in Net Assets from Operations
Net Investment Income (Loss)	(17,469)	(565)	11,632	81,665	240,761
Realized Gains (Losses)	499,397	894,925	(590)	(8,703)	(118,511)
Net Change in Unrealized Appreciation (Depreciation)	(414,793)	(757,706)	2,159	452,762	201,976
Net Increase (Decrease) in Net Assets Resulting from Operations	67,135	136,654	13,201	525,724	324,226
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	232,138	3,014,218	48,778	1,127,656	569,565
Spinnaker Advisor	515,082	283,867	2,034	153,229	104,198
Spinnaker with EEB	-	-	-	672	-
Spinnaker with GMDB	-	-	-	1	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	45,172	1,094	56,825	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	3,627	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(749,325)	(1,774,037)	(83,769)	(621,496)	(1,341,337)
Spinnaker Advisor	(1,504,264)	(47,895)	(31,418)	(228,541)	(378,541)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(1)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(69,663)	(16,804)	(51,565)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(3,303)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(5,351)	(6,024)	(510)	(491)	(19,042)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,511,720)	1,445,638	(80,595)	436,613	(1,065,157)
Total Increase (Decrease) in Net Assets	(1,444,585)	1,582,292	(67,394)	962,337	(740,931)
Net Assets at December 31, 2007	$5,059,566	$9,801,877	$195,600	$3,140,479	$6,470,361

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Net Assets at January 1, 2006	$350,571	$5,239,750	$80,526,923	$89,516,276	$100,604
Increase in Net Assets from Operations
Net Investment Income (Loss)	(14,015)	7,757	(57,741)	(1,167,910)	6,305
Realized Gains (Losses)	175,554	400,005	(286,984)	4,626,459	847
Net Change in Unrealized Appreciation (Depreciation)	220,357	85,804	11,516,768	(267,001)	4,799
Net Increase (Decrease) in Net Assets Resulting from Operations	381,896	493,566	11,172,043	3,191,548	11,951
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,607,288	1,531,040	7,871,899	6,542,040	160,567
Spinnaker Advisor	298,911	317,831	104,394	271,991	36,430
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	-	-	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	10,554	299	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	390,774	-	-	-	13,724
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(383,264)	(5,224,538)	(19,928,609)	(21,755,809)	(43,601)
Spinnaker Advisor	(82,831)	(79,003)	(192,430)	(1,477,385)	(12)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(2,042)	15	-	-	37
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(90)	(330)	(65,932)	(24,875)	(631)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(6)	(15)	-	-	(37)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,839,294	(3,454,701)	(12,210,678)	(16,444,038)	166,477
Total Increase (Decrease) in Net Assets	2,221,190	(2,961,135)	(1,038,635)	(13,252,490)	178,428
Net Assets at December 31, 2006	$2,571,761	$2,278,615	$79,488,288	$76,263,786	$279,032

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Net Assets at December 31, 2006	$2,571,761	$2,278,615	$79,488,288	$76,263,786	$279,032
Increase in Net Assets from Operations
Net Investment Income (Loss)	(35,668)	30,245	(155,780)	(988,688)	21,111
Realized Gains (Losses)	574,872	223,543	1,898,790	12,826,544	7,484
Net Change in Unrealized Appreciation (Depreciation)	591,014	(342,222)	1,203,722	(14,724,351)	(22,695)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,130,218	(88,434)	2,946,732	(2,886,495)	5,900
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,602,263	1,999,215	3,170,456	2,759,729	875,051
Spinnaker Advisor	362,902	115,953	46,601	82,552	70,604
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	578	578	-	-	218
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	826,717	70,052	-	-	37,645
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(833,750)	(723,708)	(16,068,306)	(16,255,184)	(283,479)
Spinnaker Advisor	(108,099)	(133,988)	(366,279)	(667,496)	(24,794)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(212)	(180)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(966,618)	(29,618)	-	-	(10,821)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(268)	(312)	(54,296)	(21,435)	(888)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	883,513	1,297,992	(13,271,824)	(14,101,834)	663,536
Total Increase (Decrease) in Net Assets	2,013,731	1,209,558	(10,325,092)	(16,988,329)	669,436
Net Assets at December 31, 2007	$4,585,492	$3,488,173	$69,163,196	$59,275,457	$948,468

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II2	PIONEER SMALL-CAP VALUE VCT CLASS I2	PIONEER SMALL-CAP VALUE VCT CLASS II
Net Assets at January 1, 2006	$17,524,714	$6,032,116	$-	$20,474,535	$3,215,348
Increase in Net Assets from Operations
Net Investment Income (Loss)	(63,328)	187,437	5,829	(119,585)	(45,542)
Realized Gains (Losses)	4,323,862	-	17,158	7,601,751	352,975
Net Change in Unrealized Appreciation (Depreciation)	(2,526,455)	-	78,175	(5,493,520)	113,435
Net Increase (Decrease) in Net Assets Resulting from Operations	1,734,079	187,437	101,162	1,988,646	420,868
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,508,292	1,337,349	805,328	2,157,516	1,783,419
Spinnaker Advisor	44,128	567,447	240,687	308,928	514,114
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	336	-	420
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-	-	-	603
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	95,714	-	59,376
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	1
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(4,038,745)	(1,985,414)	(125,162)	(3,949,757)	(1,776,300)
Spinnaker Advisor	(168,233)	(157,041)	(5,578)	(1,944,472)	(284,461)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	(1)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(2,084)	-	(43,290)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	(239)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(5,713)	(25,085)	-	(936)	(470)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(1)	-	(22)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(2,660,271)	(262,744)	1,009,240	(3,428,721)	253,150
Total Increase (Decrease) in Net Assets	(926,192)	(75,307)	1,110,402	(1,440,075)	674,018
Net Assets at December 31, 2006	$16,598,522	$5,956,809	$1,110,402	$19,034,460	$3,889,366

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II2	PIONEER SMALL-CAP VALUE VCT CLASS I2	PIONEER SMALL-CAP VALUE VCT CLASS II
Net Assets at December 31, 2006	$16,598,522	$5,956,809	$1,110,402	$19,034,460	$3,889,366
Increase in Net Assets from Operations
Net Investment Income (Loss)	(104,740)	179,179	26,168	(123,728)	(36,303)
Realized Gains (Losses)	1,445,472	-	162,800	4,879,937	914,640
Net Change in Unrealized Appreciation (Depreciation)	(588,284)	-	(689,587)	(6,025,127)	(1,226,375)
Net Increase (Decrease) in Net Assets Resulting from Operations	752,448	179,179	(500,619)	(1,268,918)	(348,038)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	553,372	727,049	1,645,417	894,356	984,723
Spinnaker Advisor	11,421	291,267	570,673	155,159	205,580
Spinnaker with EEB	-	-	672	-	840
Spinnaker with GMDB	-	-	923	-	2
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	16,019	-	13,932
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(3,131,453)	(1,461,337)	(493,303)	(3,323,971)	(900,907)
Spinnaker Advisor	(54,732)	(1,056,947)	(243,217)	(1,323,135)	(290,284)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(5)	-	(2)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(70,756)	-	(30,996)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	(2,253)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(4,345)	(19,842)	(227)	(959)	(376)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(2,625,737)	(1,519,810)	1,426,196	(3,598,550)	(19,741)
Total Increase (Decrease) in Net Assets	(1,873,289)	(1,340,631)	925,577	(4,867,468)	(367,779)
Net Assets at December 31, 2007	$14,725,233	$4,616,178	$2,035,979	$14,166,992	$3,521,587

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II1	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES II1	VANGUARD BALANCED[1]
Net Assets at January 1, 2006	$582,314	$4,055,805	$345,718	$4,912,990	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	21,536	(16,459)	5,929	(6,180)	-
Realized Gains (Losses)	(3,093)	531,844	1,193	427,938	-
Net Change in Unrealized Appreciation (Depreciation)	6,978	656,128	48,856	644,177	-
Net Increase (Decrease) in Net Assets Resulting from Operations	25,421	1,171,513	55,978	1,065,935	-
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	233,796	2,026,702	267,916	1,538,595	-
Spinnaker Advisor	34,053	405,831	214,893	165,331	-
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	-	-	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	2,045	236,594	23,409	28,722	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	2,949	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(98,934)	(1,323,747)	(73,962)	(689,714)	-
Spinnaker Advisor	(220,056)	(366,091)	(52,486)	(240,477)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	30	(156)	(28)	(478)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	(1,046)	(304)	(2,200)	(986)	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(34)	(25)	(151)	(13)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(50,146)	978,804	380,340	800,980	-
Total Increase (Decrease) in Net Assets	(24,725)	2,150,317	436,318	1,866,915	-
Net Assets at December 31, 2006	$557,589	$6,206,122	$782,036	$6,779,905	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

	Sub-Accounts
	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II1	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES II1	VANGUARD BALANCED[1]
Net Assets at December 31, 2006	$557,589	$6,206,122	$782,036	$6,779,905	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	43,922	54,318	11,537	(5,871)	(275)
Realized Gains (Losses)	4,229	1,172,125	13,265	632,960	30
Net Change in Unrealized Appreciation (Depreciation)	9,695	375,434	95,543	(575,140)	(953)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,846	1,601,877	120,345	51,949	(1,198)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,162,168	1,308,416	1,119,491	1,590,446	-
Spinnaker Advisor	430,974	169,758	358,366	188,464	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	1,309	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	36,579	271,917	63,766	6,116	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	3,016	18	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	175,484
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	83,850
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(146,336)	(937,266)	(102,163)	(960,355)	-
Spinnaker Advisor	(234,193)	(377,935)	(12,958)	(76,532)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(2,561)	(345,252)	(30,608)	(28,193)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(30)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	(5,880)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

Sub-Accounts
	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II1	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES II1	VANGUARD BALANCED[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$(1,759)	$(355)	$(6,279)	$(1,125)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,244,872	92,299	1,390,912	718,821	253,454
Total Increase (Decrease) in Net Assets	1,302,718	1,694,176	1,511,257	770,770	252,256
Net Assets at December 31, 2007	$1,860,307	$7,900,298	$2,293,293	$7,550,675	$252,256

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

Sub-Accounts
	VANGUARD HIGH YIELD BOND[1]	VANGUARD INTERNATIONAL[1]	VANGUARD MID-CAP INDEX[1]	VANGUARD REIT INDEX[1]	VANGUARD TOTAL BOND MARKET INDEX[1]
Net Assets at January 1, 2006	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)
Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-	-	-	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2006	$-	$-	$-	$-	$-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

Sub-Accounts
	VANGUARD HIGH YIELD BOND[1]	VANGUARD INTERNATIONAL[1]	VANGUARD MID-CAP INDEX[1]	VANGUARD REIT INDEX[1]	VANGUARD TOTAL BOND MARKET INDEX[1]
Net Assets at December 31, 2006	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(474)	(473)	(1,166)	(179)	(1,492)
Realized Gains (Losses)	223	255	411	(92)	76
Net Change in Unrealized Appreciation (Depreciation)	(50)	786	(2,764)	(6,917)	13,016
Net Increase (Decrease) in Net Assets Resulting from Operations	(301)	568	(3,519)	(7,188)	11,600
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	51,577	87,219	126,161	24,875	137,391
Focus Tier II	27,488	41,194	62,765	14,861	112,496
Focus Tier III	-	-	83,850	-	83,850
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	14,915	9,722	33,892	7,961	54,870
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	171,000	114,000	399,000	95,000	627,000
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(4,931)	(15,007)	(11,481)	(8,575)	(35,701)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

Sub-Accounts
	VANGUARD HIGH YIELD BOND[1]	VANGUARD INTERNATIONAL[1]	VANGUARD MID-CAP INDEX[1]	VANGUARD REIT INDEX[1]	VANGUARD TOTAL BOND MARKET INDEX[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Increase (Decrease) from Contract Transactions	260,049	237,128	694,187	134,122	979,906
Total Increase (Decrease) in Net Assets	259,748	237,696	690,668	126,934	991,506
Net Assets at December 31, 2007	$259,748	$237,696	$690,668	$126,934	$991,506

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets

Year Ended December 31, 2006 and 2007

Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX[1]	WANGER U.S. SMALLER COMPANIES
Net Assets at January 1, 2006	$-	$660,882
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	(6,919)
Realized Gains (Losses)	-	95,217
Net Change in Unrealized Appreciation (Depreciation)	-	(48,495)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	39,803
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	7,866
Spinnaker Advisor	-	-
Spinnaker with Enhanced Earnings Benefit ("EEB")	-	-
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(176,018)
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Contract Maintenance Charges
Spinnaker & Mainsail	-	(540)
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Increase (Decrease) from Contract Transactions	-	(168,692)
Total Increase (Decrease) in Net Assets	-	(128,889)
Net Assets at December 31, 2006	$-	$531,993

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX[1]	WANGER U.S. SMALLER COMPANIES
Net Assets at December 31, 2006	$-	$531,993
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,342)	(7,636)
Realized Gains (Losses)	(103)	47,692
Net Change in Unrealized Appreciation (Depreciation)	(874)	(19,025)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,319)	21,031
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	2,520
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Focus Tier I	149,082	-
Focus Tier II	125,781	-
Focus Tier III	83,850	-
Focus Tier IV	-	-
Focus Tier V	-	-
Focus Tier I with GMDB	-	-
Focus Tier II with GMDB	42,135	-
Focus Tier III with GMDB	-	-
Focus Tier IV with GMDB	-	-
Focus Tier V with GMDB	494,000	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(38,718)
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Focus Tier I	(14,190)	-
Focus Tier II	-	-
Focus Tier III	-	-
Focus Tier IV	-	-
Focus Tier V	-	-
Focus Tier I with GMDB	-	-
Focus Tier II with GMDB	-	-
Focus Tier III with GMDB	-	-
Focus Tier IV with GMDB	-	-
Focus Tier V with GMDB	-	-

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes In Net Assets (continued)

Year Ended December 31, 2006 and 2007

Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX[1]	WANGER U.S. SMALLER COMPANIES
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(420)
Spinnaker Advisor	-	-
Spinnaker with EEB	-	-
Spinnaker with GMDB	-	-
Spinnaker with EEB & GMDB	-	-
Spinnaker Choice	-	-
Spinnaker Choice with EEB	-	-
Spinnaker Choice with GMDB	-	-
Spinnaker Choice with EEB & GMDB	-	-
Focus Tier I	-	-
Focus Tier II	-	-
Focus Tier III	-	-
Focus Tier IV	-	-
Focus Tier V	-	-
Focus Tier I with GMDB	-	-
Focus Tier II with GMDB	-	-
Focus Tier III with GMDB	-	-
Focus Tier IV with GMDB	-	-
Focus Tier V with GMDB	-	-
Increase (Decrease) from Contract Transactions	880,658	(36,618)
Total Increase (Decrease) in Net Assets	878,339	(15,587)
Net Assets at December 31, 2007	$878,339	$516,406

1  Reference Note 1 for current year name changes, reorganizations and commencement dates

2  Reference Note 5 for prior year name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account C ("the Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of an open-ended registered investment company ("Mutual Fund") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Symetra Financial Corporation is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

Sub-Account	Mutual Fund
AIM Variable Insurance Funds, Inc

AIM Capital Appreciation I	AIM V.I. Capital Appreciation Fund (Series I shares)

AIM Capital Appreciation II	AIM V.I. Capital Appreciation Fund (Series II shares)

AIM Capital Development Series I	AIM V.I. Capital Development Fund (Series I shares)

AIM Capital Development Series II	AIM V.I. Capital Development Fund (Series II shares)

AIM Global Healthcare	AIM V.I. Global Health Care Fund (Series I shares)

AIM Global Real Estate	AIM V.I. Global Real Estate Fund (Series I shares)

AIM International Growth I	AIM V.I. International Growth Fund (Series I shares)

AIM International Growth II	AIM V.I. International Growth Fund (Series II shares)

American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced Fund

American Century Inflation Protection II4	VP Inflation Protection Class II Fund

American Century International	VP International Fund

American Century Large Company Value II5	VP Large Company Value Class II Fund

American Century Ultra I12	VP Ultra Class I Fund

American Century Ultra II3	VP Ultra Class II Fund

American Century Value	VP Value Fund

Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VIF Capital Portfolio — Initial Shares

Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

DWS Variable Series I and II

DWS Balanced VIP A	DWS Balanced VIP (A)

DWS International VIP A	DWS International VIP (A)

Federated Insurance Series

Federated Capital Income	Federated Capital Income Fund II

Federated High Income Bond	Federated High Income Bond Fund II

Federated International Equity	Federated International Equity Fund II

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund 1 (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class

Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class

Fidelity Equity Income	VIP Equity-Income Portfolio — Initial Class

Fidelity Growth	VIP Growth Portfolio — Initial Class

Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class

Fidelity Index 500[2]	VIP Index 500 Portfolio — Initial Class

Fidelity Mid-Cap Advisor II6	VIP Mid Cap Portfolio — Service Class II

Fidelity Money Market Fund[2]	VIP Money Market Portfolio — Initial Class

Fidelity VIP Money Market Service Class	VIP Money Market Portfolio — Service Class II

Financial Investors Variable Insurance Trust

Ibbotson Aggressive Growth Class I2	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio — Class I

Ibbotson Balanced Class I2	Ibbotson Balanced ETF Asset Allocation Portfolio — Class I

Ibbotson Conservative Class I2	Ibbotson Conservative ETF Asset Allocation Portfolio — Class I

Ibbotson Growth Class I2	Ibbotson Growth ETF Asset Allocation Portfolio — Class I

Ibbotson Income and Growth Class I2	Ibbotson Income and Growth ETF Asset Allocation Portfolio — Class I

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth Securities Fund — Class 2

Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2

Franklin Small Cap Value Fund II7	Franklin Small Cap Value Securities Fund — Class 2

Franklin Small-Mid Cap Growth II8	Franklin Small-Mid Cap Growth Securities Fund — Class 2

Franklin U.S. Government II9	Franklin U.S. Government Securities Fund — Class 2

ING Investors Trust

ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio

ING VP Natural Resource Trust

ING Global Resources[1]	ING VP Natural Resources Portfolio

JP Morgan Series Trust II

JP Morgan International Equity	JP Morgan International Equity Portfolio

JP Morgan Mid-Cap Value	JP Morgan Mid Cap Value Portfolio

JP Morgan US Large Cap Core Equity	JP Morgan U.S. Large Cap Core Equity Portfolio

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities	Mutual Shares Securities Fund — Class 2

PIMCO Variable Insurance Trust

PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares

PIMCO Commodity Fund Admin	PIMCO Commodity Real Return Strategy Portfolio — Administrative Class Shares

Pioneer Variable Contracts Trust

Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I

Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II

Pioneer Mid-Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I

Pioneer Money Market VCT Class I	Pioneer Money Market VCT Portfolio — Class I

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II

Pioneer Small-Cap Value VCT Class I	Pioneer Small Cap Value VCT Portfolio — Class I

Pioneer Small-Cap Value VCT Class II	Pioneer Small Cap Value VCT Portfolio — Class II

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets II10	Templeton Developing Markets Securities Fund — Class 2

Templeton Global Income Securities II	Templeton Global Income Securities Fund — Class 2

Templeton Growth Securities II11	Templeton Growth Securities Fund — Class 2

Vanguard Variable Insurance Fund Portfolios

Vanguard Balanced[2]	Vanguard VIF — Balanced Portfolio

Vanguard High Yield Bond[2]	Vanguard VIF — High Yield Bond Portfolio

Vanguard International[2]	Vanguard VIF — International Portfolio

Vanguard Mid-Cap Index[2]	Vanguard VIF — Mid-Cap Index Portfolio

Vanguard REIT Index[2]	Vanguard VIF — REIT Index Portfolio

Vanguard Total Bond Market Index[2]	Vanguard VIF — Total Bond Market Index Portfolio

Vanguard Total Stock Market Index[2]	Vanguard VIF — Total Stock Market Index Portfolio

Wanger Advisors Trust

Wanger U.S. Smaller Companies	U.S. Smaller Companies Fund

  1  ING Global Resources was known as ING Natural Resources prior to January 13, 2007.

  2  The commencement date was May 16, 2007. The 2007 activity is from such date through December 31, 2007, where applicable

  3  The commencement date was March 16, 2007. The 2007 activity is from such date through December 31, 2007, where applicable.

  4  American Century Inflation Protection II was known as American Century Inflation Protection prior to January 1, 2007.

  5  American Century Large Company Value II was known as American Century Large Company Value prior to January 1, 2007.

  6  Fidelity Mid-Cap Advisor II was known as Fidelity Mid-Cap Advisor prior to January 1, 2007.

  7  Franklin Small-Cap Value Fund II was known as Franklin Small-Cap Value Fund prior to January 1, 2007.

  8  Franklin Small-Mid Cap Growth II was known as Franklin Small-Mid Cap Growth prior to January 1, 2007.

  9  Franklin U.S. Government II was known as Franklin U.S. Government prior to January 1, 2007.

  10  Templeton Developing Markets II was known as Templeton Developing Markets prior to January 1, 2007.

  11  Templeton Growth Securities II was known as Templeton Growth Securities prior to January 1, 2007.

  12  American Century Ultra I was known as American Century Ultra prior to January 1, 2007.

Under applicable insurance law, the assets and liabilities of Symetra Separate Account C are clearly identified and distinguished from Symetra Life's other assets and liabilities. The portion of Symetra Separate Account C's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Symetra Life may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (GAAP).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value as reported by the underlying portfolio on the last trading day of the year.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions received are recorded on the ex-dividend date. This income is reinvested in shares of the underlying portfolio.

Symetra Separate Account C

Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES (Continued)

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

ESTIMATES — The preparation of the financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the Separate Account Financial Statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATIONS — Certain reclassifications have been made to prior year contract transactions in the Statements of Changes in Net Assets and units issued and units redeemed in the Changes in Accumulation Units Outstanding footnote in order for it to conform to the current period presentation.

RECENTLY ISSUED ACCOUNTING STANDARDS — In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard (SFAS) No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about assets and liabilities measured at fair value. The Separate Account adopted SFAS No. 157 effective January 1, 2008 and did not record any cumulative effect adjustments upon adoption.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks and incurs asset-related administrative expenses related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the Spinnaker and Mainsail products is, on an annual basis, equal to 1.40 percent (1.25 percent for the M&E and 0.15 percent for asset-related administration charges) of the average daily net assets of the Separate Account. Optional benefit charges may be elected for a guaranteed minimum death benefit ("GMDB") and an earnings enhancement benefit ("EEB"). Charges for GMDB and EEB, on an annual basis, equal 0.20 and 0.15 percent, respectively, of the average daily net assets. The daily charge for the Spinnaker Advisor product is, on an annual basis, equal to 1.45 percent (1.25 percent for the M&E and 0.20 percent for asset-related administrative charges) of the average daily net assets of the Separate Account. The daily charge for the Spinnaker Choice product is, on an annual basis, equal to a rate of 1.55 percent (1.40 percent for the M&E and 0.15 percent, respectively, for asset-related administrative charges) of the average daily net assets of the Separate Account. Optional benefit charges may be elected for a guaranteed minimum death benefit ("GMDB") and an earnings enhancement benefit ("EEB"). Charges for GMDB and EEB, on an annual basis, equal 0.20 and 0.15 percent of the average daily net assets, respectively. The maximum daily charge for the Symetra Life Focus ("Focus") product is, on an annual basis, up to a rate of 1.50 percent (1.10 percent for the M&E risks and 0.40 percent for the asset-related administration expense) of the average daily net assets of the Separate Accounts, reference the product prospectus for additional details. Optional benefit charges may be elected for a GMDB. Charges for the GMDB, on an annual basis, equal 0.10 percent of the average daily net assets.

Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Spinnaker, Spinnaker Advisor, and Spinnaker Choice contract values and $40 for each contract from the Focus contract values. This charge is recorded as a contract maintenance charge in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products.

A withdrawal charge of $25 or 2% of the withdrawal amount, whichever is less, may be imposed on the investor for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2% of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable in the first 8 years on withdrawals that exceed the free withdrawal amount. These charges are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

Symetra Separate Account C

Notes to Financial Statements

4.  SUMMARIZED INVESTMENT INFORMATION BY SUB-ACCOUNT

The following table summarizes investment purchases and sales activity by sub-account for the year ended December 31, 2007. The table also summarizes underlying investment information for each sub-account as of December 31, 2007.

	Year Ended		As of December 31, 2007
	December 31, 2007		Investments			Net Asset
Sub-Account	Purchases	Sales	at Cost	at Fair Value	Shares Owned	Value[2]
AIM Capital Appreciation I	$813,448	$(2,664,800)	$8,279,390	$9,234,610	314,424	$29.37
AIM Capital Appreciation II	763,376	(124,709)	757,658	768,720	26,554	28.95
AIM Capital Development Series I	109,042	(54,770)	374,791	434,593	23,055	18.85
AIM Capital Development Series II	547,922	(302,568)	812,508	787,826	42,516	18.53
AIM Global Healthcare	99,867	(222,161)	734,545	936,153	38,909	24.06
AIM Global Real Estate	5,097,985	(3,319,289)	13,667,387	14,915,650	681,704	21.88
AIM International Growth I	487,409	(379,225)	2,299,981	3,155,761	93,839	33.63
AIM International Growth II	6,505,254	(2,068,943)	6,102,594	6,360,284	191,344	33.24
American Century Balanced	4,103,355	(4,482,895)	16,161,553	16,849,160	2,298,656	7.33
American Century Inflation Protection II1	1,657,387	(344,831)	3,411,841	3,533,388	334,919	10.55
American Century International	4,839,100	(4,744,692)	14,354,876	18,973,619	1,599,799	11.86
American Century Large Company Value II1	342,948	(264,047)	609,288	603,071	47,004	12.83
American Century Ultra I	362,904	(282,009)	827,389	995,906	81,967	12.15
American Century Ultra II1	105,482	(10,668)	94,814	104,779	8,688	12.06
American Century Value	1,998,694	(1,416,512)	4,928,848	4,632,385	620,133	7.47
Dreyfus Appreciation	759,826	(1,600,300)	5,484,362	6,900,884	153,832	44.86
Dreyfus MidCap Stock	5,042,826	(6,353,598)	20,494,895	19,747,745	1,272,407	15.52
Dreyfus Quality Bond	1,493,563	(2,280,086)	7,835,168	7,648,928	690,337	11.08
Dreyfus Socially Responsible	1,284,666	(654,471)	3,697,605	3,920,956	128,556	30.50
Dreyfus Stock Index	5,633,967	(3,251,378)	17,500,890	19,978,318	534,038	37.41
Dreyfus Technology Growth	802,947	(843,774)	3,451,790	3,884,032	358,636	10.83
DWS Balanced VIP A	1,842,168	(5,493,424)	18,996,822	19,449,637	783,944	24.81
DWS International VIP A	599,655	(1,901,905)	7,826,654	9,265,103	617,262	15.01
Federated Capital Income	242,622	(624,430)	2,820,942	2,565,547	266,689	9.62
Federated High Income Bond	990,808	(1,620,862)	4,914,695	4,730,825	631,619	7.49
Federated International Equity	93,960	(629,704)	1,999,718	2,081,966	111,276	18.71
Fidelity Asset Manager	106,906	(141,082)	428,837	477,947	28,844	16.57
Fidelity Contrafund	16,129,768	(7,193,130)	39,934,746	39,241,835	1,406,518	27.90
Fidelity Equity Income	4,381,973	(3,250,338)	12,087,093	11,390,598	476,394	23.91
Fidelity Growth	2,133,341	(4,434,705)	17,739,008	22,501,693	498,709	45.12
Fidelity Growth & Income	2,103,672	(1,820,224)	9,080,876	11,046,609	649,418	17.01
Fidelity Growth Opportunities	403,854	(1,254,603)	5,022,322	6,172,485	275,927	22.37
Fidelity Index 500	330,565	(285,464)	45,101	43,091	262	164.02
Fidelity Mid-Cap Advisor II1	3,957,603	(1,367,711)	6,985,457	7,441,575	208,857	35.63
Fidelity Money Market Fund[1]	2,830,713	(1,950,542)	880,173	880,173	880,173	1.00
Fidelity VIP Money Market Service Class	20,112,118	(17,432,996)	5,741,259	5,741,259	5,741,259	1.00
Franklin Flex Cap Growth Securities	197,055	(70,445)	240,842	254,119	19,978	12.72
Franklin Income Securities Fund Class II	4,324,013	(1,067,194)	7,212,753	7,337,163	423,867	17.31
Franklin Small Cap Value Fund II1	2,715,852	(1,217,280)	4,589,407	4,281,050	250,354	17.10
Franklin Small-Mid Cap Growth II1	1,754,013	(1,467,039)	6,234,185	7,033,119	306,988	22.91
Franklin U.S. Government II1	6,029,623	(5,399,458)	17,350,162	17,537,363	1,379,809	12.71
Ibbotson Aggressive Growth Class I1	61,035	(172)	60,863	58,472	5,795	10.09
Ibbotson Balanced Class I1	449,504	(1,633)	447,872	456,899	44,794	10.20
Ibbotson Conservative Class I1	11,662	(11,662)	-	-	-	10.47
Ibbotson Growth Class I1	74,303	(97)	74,206	73,890	7,316	10.10
Ibbotson Income and Growth Class I1	212,284	(7,196)	205,089	206,492	20,048	10.30
ING JP Morgan Emerging Markets Equity I	91,664	(263,695)	1,393,407	3,085,454	114,957	26.84

Symetra Separate Account C

Notes to Financial Statements

4.  SUMMARIZED INVESTMENT INFORMATION BY SUB-ACCOUNT (Continued)

	Year Ended		As of December 31, 2007
	December 31, 2007		Investments			Net Asset
Sub-Account	Purchases	Sales	at Cost	at Fair Value	Shares Owned	Value[2]
ING Global Resources[1]	$3,476,506	$(2,897,816)	$2,485,771	$3,344,687	127,709	$26.19
JP Morgan International Equity	1,737,535	(2,078,965)	8,508,947	11,138,984	698,369	15.95
JP Morgan Mid-Cap Value	2,651,819	(1,929,495)	7,932,652	8,439,195	275,161	30.67
JP Morgan US Large Cap Core Equity	814,862	(1,844,656)	4,344,496	5,059,566	320,428	15.79
Mutual Shares Securities	3,794,804	(1,454,805)	8,970,375	9,801,877	485,483	20.19
PIMCO All Asset Portfolio Advisor	66,470	(136,025)	196,721	195,600	16,661	11.74
PIMCO Commodity Fund Admin	1,458,747	(949,171)	2,803,533	3,140,479	235,242	13.35
Pioneer Bond VCT Class I	1,010,752	(1,953,660)	6,598,292	6,470,361	595,250	10.87
Pioneer Emerging Markets VCT Class II	3,145,787	(1,723,065)	3,726,986	4,585,492	105,851	43.32
Pioneer Equity Income VCT Class II	2,355,509	(803,727)	3,622,073	3,488,173	146,010	23.89
Pioneer Fund VCT Class I	4,129,239	(15,658,054)	62,828,616	69,163,196	2,689,082	25.72
Pioneer Growth Opportunities VCT Class I	12,386,302	(14,650,283)	59,280,379	59,275,457	2,641,509	22.44
Pioneer High Yield VCT Class II	1,013,177	(321,051)	968,980	948,468	85,912	11.04
Pioneer Mid-Cap Value VCT Class I	2,393,038	(3,678,047)	15,858,287	14,725,233	766,141	19.22
Pioneer Money Market VCT Class I	1,274,776	(2,615,407)	4,616,178	4,616,178	4,616,177	1.00
Pioneer Real Estate VCT Class II	2,460,183	(845,017)	2,647,391	2,035,979	86,821	23.45
Pioneer Small-Cap Value VCT Class I	5,095,576	(3,937,917)	17,094,194	14,166,992	1,092,290	12.97
Pioneer Small-Cap Value VCT Class II	2,172,006	(1,313,412)	4,410,416	3,521,587	274,694	12.82
Pioneer Strategic Income VCT Class II	1,695,549	(402,524)	1,850,020	1,860,307	171,774	10.83
Templeton Developing Markets II1	2,423,860	(1,105,116)	5,901,176	7,900,298	493,768	16.00
Templeton Global Income Securities II	1,573,916	(158,203)	2,162,531	2,293,293	137,159	16.72
Templeton Growth Securities II1	2,202,941	(857,027)	6,706,562	7,550,675	489,033	15.44
Vanguard Balanced[1]	259,334	(6,124)	253,209	252,256	12,151	20.76
Vanguard High Yield Bond[1]	264,980	(5,183)	259,798	259,748	31,638	8.21
Vanguard International[1]	252,135	(15,224)	236,910	237,696	9,971	23.84
Vanguard Mid-Cap Index[1]	705,668	(12,240)	693,432	690,668	37,172	18.58
Vanguard REIT Index[1]	142,697	(8,844)	133,851	126,934	6,709	18.92
Vanguard Total Bond Market Index[1]	1,015,607	(37,116)	978,490	991,506	85,918	11.54
Vanguard Total Stock Market Index[1]	894,848	(15,633)	879,213	878,339	28,251	31.09
Wanger U.S. Smaller Companies	30,541	(27,102)	327,699	516,406	14,242	36.26

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

  2  Net asset values represent the amounts published by the underlying mutual funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2007 and 2006 were as follows:

	2007			2006
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail
AIM Capital Appreciation I2	73,483	(237,376)	(163,893)	1,205,150	(235,493)	969,657
AIM Capital Appreciation II	54,790	(10,065)	44,725	20,328	(10,880)	9,448
AIM Capital Development Series I	3,056	(3,060)	(4)	5,182	(9,568)	(4,386)
AIM Capital Development Series II3	36,912	(22,879)	14,033	55,254	(5,864)	49,390
AIM Global Healthcare[9]	6,373	(14,887)	(8,514)	7,838	(11,802)	(3,964)
AIM Global Real Estate[4]	50,326	(159,324)	(108,998)	106,214	(164,981)	(58,767)
AIM International Growth I	17,222	(17,496)	(274)	44,232	(23,356)	20,876
AIM International Growth II3	313,720	(46,070)	267,650	128,044	(31,993)	96,051

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2007			2006
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail (continued)
American Century Balanced	168,437	(262,139)	(93,702)	234,396	(346,752)	(112,356)
American Century Inflation Protection II1	122,402	(19,851)	102,551	51,656	(30,433)	21,223
American Century International	214,993	(299,035)	(84,042)	268,080	(290,374)	(22,294)
American Century Large Company Value II1	14,097	(13,896)	201	17,957	(11,307)	6,650
American Century Ultra I1	22,061	(19,363)	2,698	25,152	(8,482)	16,670
American Century Ultra II1	8,710	(888)	7,822	-	-	-
American Century Value	95,337	(80,520)	14,817	94,712	(73,108)	21,604
Dreyfus Appreciation	44,589	(136,834)	(92,245)	80,223	(180,060)	(99,837)
Dreyfus MidCap Stock	123,023	(326,901)	(203,878)	243,644	(453,884)	(210,240)
Dreyfus Quality Bond	69,988	(90,971)	(20,983)	87,040	(174,205)	(87,165)
Dreyfus Socially Responsible	164,360	(72,165)	92,195	64,389	(98,444)	(34,055)
Dreyfus Stock Index	260,078	(171,436)	88,642	284,794	(123,587)	161,207
Dreyfus Technology Growth	143,045	(178,280)	(35,235)	179,242	(281,294)	(102,052)
DWS Balanced VIP A5	39,808	(188,186)	(148,378)	56,079	(247,117)	(191,038)
DWS International VIP A6	14,819	(83,459)	(68,640)	22,847	(100,233)	(77,386)
Federated Capital Income	6,505	(29,097)	(22,592)	11,017	(46,123)	(35,106)
Federated High Income Bond	29,340	(70,382)	(41,042)	38,759	(103,748)	(64,989)
Federated International Equity	4,204	(27,896)	(23,692)	8,939	(38,825)	(29,886)
Fidelity Asset Manager	4,453	(8,928)	(4,475)	9,940	(15,560)	(5,620)
Fidelity Contrafund	279,440	(440,309)	(160,869)	374,565	(429,479)	(54,914)
Fidelity Equity Income	160,346	(160,280)	66	173,664	(109,389)	64,275
Fidelity Growth	221,981	(470,832)	(248,851)	395,246	(564,945)	(169,699)
Fidelity Growth & Income	102,153	(120,175)	(18,022)	151,451	(215,803)	(64,352)
Fidelity Growth Opportunities	37,841	(117,084)	(79,243)	47,507	(141,310)	(93,803)
Fidelity Mid-Cap Advisor II1	175,995	(69,401)	106,594	264,791	(44,661)	220,130
Fidelity VIP Money Market Service Class	1,043,086	(897,157)	145,929	875,064	(865,391)	9,673
Franklin Flex Cap Growth Securities	7,179	(5,992)	1,187	9,868	(12,743)	(2,875)
Franklin Income Securities Fund Class II	240,139	(72,807)	167,332	141,919	(44,772)	97,147
Franklin Small Cap Value Fund II1	146,020	(66,616)	79,404	179,418	(38,911)	140,507
Franklin Small-Mid Cap Growth II1	115,871	(184,810)	(68,939)	219,081	(686,131)	(467,050)
Franklin U.S. Government II1	283,203	(193,290)	89,913	286,059	(199,108)	86,951
ING JP Morgan Emerging Markets Equity I	2,339	(20,848)	(18,509)	3,586	(35,673)	(32,087)
ING Global Resources[1]	3,644	(18,637)	(14,993)	8,367	(24,521)	(16,154)
JP Morgan International Equity	70,045	(109,804)	(39,759)	141,270	(106,129)	35,141
JP Morgan Mid-Cap Value	88,681	(90,540)	(1,859)	134,904	(84,757)	50,147
JP Morgan US Large Cap Core Equity	24,861	(80,944)	(56,083)	45,727	(126,166)	(80,439)
Mutual Shares Securities	195,323	(115,094)	80,229	180,383	(92,792)	87,591
PIMCO All Asset Portfolio Advisor	4,407	(7,599)	(3,192)	8,975	(2,421)	6,554
PIMCO Commodity Fund Admin	102,085	(55,842)	46,243	110,063	(50,421)	59,642
Pioneer Bond VCT Class I	21,263	(51,072)	(29,809)	40,864	(73,974)	(33,110)
Pioneer Emerging Markets VCT Class II	70,715	(37,700)	33,015	98,751	(24,031)	74,720
Pioneer Equity Income VCT Class II	149,714	(54,500)	95,214	134,769	(468,294)	(333,525)
Pioneer Fund VCT Class I	51,729	(262,971)	(211,242)	146,817	(369,453)	(222,636)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2007			2006
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail (continued)
Pioneer Growth Opportunities VCT Class I	54,248	(317,511)	(263,263)	131,473	(446,102)	(314,629)
Pioneer High Yield VCT Class II	77,211	(25,191)	52,020	15,382	(4,255)	11,127
Pioneer Mid-Cap Value VCT Class I	20,283	(115,327)	(95,044)	63,955	(171,251)	(107,296)
Pioneer Money Market VCT Class I	39,734	(80,780)	(41,046)	75,735	(113,434)	(37,699)
Pioneer Real Estate VCT Class II7	140,214	(42,903)	97,311	72,359	(10,881)	61,478
Pioneer Small-Cap Value VCT Class I8	35,470	(130,729)	(95,259)	89,384	(164,526)	(75,142)
Pioneer Small-Cap Value VCT Class II	78,143	(72,185)	5,958	150,759	(149,549)	1,210
Pioneer Strategic Income VCT Class II	105,862	(13,499)	92,363	22,391	(9,582)	12,809
Templeton Developing Markets II1	55,496	(39,958)	15,538	110,401	(73,085)	37,316
Templeton Global Income Securities II	96,716	(9,513)	87,203	25,598	(7,268)	18,330
Templeton Growth Securities II1	101,529	(61,097)	40,432	111,543	(50,721)	60,822
Wanger US Smaller Companies	54	(843)	(789)	181	(4,034)	(3,853)
Spinnaker Advisor
AIM Capital Appreciation I2	2,551	(20,485)	(17,934)	78,923	(20,305)	58,618
AIM Capital Appreciation II	989	(209)	780	798	(698)	100
AIM Capital Development Series I	405	(224)	181	1,530	(47)	1,483
AIM Capital Development Series II3	3,928	(4,877)	(949)	6,074	(764)	5,310
AIM Global Healthcare[9]	408	(3,718)	(3,310)	2,971	(6,934)	(3,963)
AIM Global Real Estate[4]	8,576	(45,448)	(36,872)	24,840	(48,916)	(24,076)
AIM International Growth I	1,714	(4,790)	(3,076)	11,206	(3,160)	8,046
AIM International Growth II3	51,109	(13,585)	37,524	34,642	(4,807)	29,835
American Century Balanced	44,697	(73,994)	(29,297)	55,705	(121,268)	(65,563)
American Century Inflation Protection II1	24,219	(8,425)	15,794	63,284	(30,376)	32,908
American Century International	50,239	(42,090)	8,149	80,688	(39,052)	41,636
American Century Large Company Value II1	8,277	(4,080)	4,197	31,853	(9,499)	22,354
American Century Ultra I1	5,661	(3,087)	2,574	3,338	(2,260)	1,078
American Century Ultra II1	912	(89)	823	-	-	-
American Century Value	2,893	(10,611)	(7,718)	3,816	(10,568)	(6,752)
Dreyfus Appreciation	14,719	(45,418)	(30,699)	13,015	(63,650)	(50,635)
Dreyfus MidCap Stock	26,416	(160,980)	(134,564)	73,761	(198,213)	(124,452)
Dreyfus Quality Bond	12,670	(67,030)	(54,360)	14,224	(104,110)	(89,886)
Dreyfus Socially Responsible	9,368	(17,545)	(8,177)	6,443	(26,907)	(20,464)
Dreyfus Stock Index	68,997	(68,979)	18	87,886	(127,559)	(39,673)
Dreyfus Technology Growth	46,993	(15,146)	31,847	33,923	(55,028)	(21,105)
DWS Balanced VIP A5	14,700	(66,448)	(51,748)	19,300	(70,304)	(51,004)
DWS International VIP A6	948	(4,030)	(3,082)	1,956	(9,709)	(7,753)
Federated Capital Income	261	(7,447)	(7,186)	2,348	(4,546)	(2,198)
Federated High Income Bond	5,944	(20,862)	(14,918)	6,053	(61,787)	(55,734)
Fidelity Asset Manager	238	(2,265)	(2,027)	1,139	(1,626)	(487)
Fidelity Contrafund	32,987	(33,638)	(651)	40,785	(27,264)	13,521
Fidelity Equity Income	17,388	(38,192)	(20,804)	57,780	(34,689)	23,091
Fidelity Growth	27,058	(140,653)	(113,595)	47,845	(115,835)	(67,990)
Fidelity Growth & Income	20,813	(68,141)	(47,328)	27,775	(61,049)	(33,274)
Fidelity Growth Opportunities	511	(13,624)	(13,113)	4,397	(11,116)	(6,719)
Fidelity Mid-Cap Advisor II1	58,439	(18,775)	39,664	58,654	(7,518)	51,136

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2007			2006
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Advisor (continued)
Fidelity VIP Money Market Service Class	343,771	(252,407)	91,364	514,826	(456,235)	58,591
Franklin Flex Cap Growth Securities	2,531	-	2,531	-	-	-
Franklin Income Securities Fund Class II	79,917	(17,470)	62,447	53,744	(17,386)	36,358
Franklin Small Cap Value Fund II1	30,652	(14,757)	15,895	31,713	(21,255)	10,458
Franklin Small-Mid Cap Growth II1	23,454	(15,482)	7,972	17,875	(93,733)	(75,858)
Franklin U.S. Government II1	71,880	(152,269)	(80,389)	65,097	(133,719)	(68,622)
ING Global Resources[1]	1,973	(1,357)	616	4,040	(21,071)	(17,031)
JP Morgan International Equity	4,714	(27,393)	(22,679)	33,749	(27,981)	5,768
JP Morgan Mid-Cap Value	24,915	(22,306)	2,609	40,712	(52,237)	(11,525)
JP Morgan US Large Cap Core Equity	57,820	(165,866)	(108,046)	16,981	(91,479)	(74,498)
Mutual Shares Securities	18,351	(3,101)	15,250	8,992	(25,603)	(16,611)
PIMCO All Asset Portfolio Advisor	184	(2,964)	(2,780)	1,489	(1,450)	39
PIMCO Commodity Fund Admin	13,386	(21,609)	(8,223)	35,841	(18,066)	17,775
Pioneer Bond VCT Class I	7,936	(29,023)	(21,087)	16,945	(40,460)	(23,515)
Pioneer Emerging Markets VCT Class II	15,766	(4,787)	10,979	18,603	(5,326)	13,277
Pioneer Equity Income VCT Class II	8,820	(10,255)	(1,435)	25,799	(6,996)	18,803
Pioneer Fund VCT Class I	4,857	(38,212)	(33,355)	12,353	(22,518)	(10,165)
Pioneer Growth Opportunities VCT Class I	6,769	(55,567)	(48,798)	23,082	(127,128)	(104,046)
Pioneer High Yield VCT Class II	6,217	(2,261)	3,956	3,388	(1)	3,387
Pioneer Mid-Cap Value VCT Class I	1,063	(5,188)	(4,125)	4,726	(18,220)	(13,494)
Pioneer Money Market VCT Class I	26,865	(97,166)	(70,301)	54,436	(14,989)	39,447
Pioneer Real Estate VCT Class II7	46,677	(20,282)	26,395	21,714	(488)	21,226
Pioneer Small-Cap Value VCT Class I8	6,941	(60,401)	(53,460)	14,760	(93,276)	(78,516)
Pioneer Small-Cap Value VCT Class II	16,317	(24,064)	(7,747)	43,278	(24,085)	19,193
Pioneer Strategic Income VCT Class II	39,526	(21,225)	18,301	3,204	(21,096)	(17,892)
Templeton Developing Markets II1	6,914	(16,286)	(9,372)	21,267	(19,278)	1,989
Templeton Global Income Securities II	31,341	(1,146)	30,195	20,785	(5,071)	15,714
Templeton Growth Securities II1	11,797	(4,838)	6,959	11,456	(16,864)	(5,408)
Spinnaker with Enhanced Earnings Benefit ("EEB")
AIM Capital Development Series II3	73	-	73	42	-	42
AIM International Growth II3	66	-	66	40	-	40
American Century Balanced	127	-	127	68	-	68
American Century International	243	-	243	146	-	146
American Century Ultra I1	51	-	51	28	-	28
Dreyfus Stock Index	158	-	158	87	-	87
Fidelity Equity Income	66	-	66	37	-	37
Fidelity VIP Money Market Service Class	-	-	-	136	(136)	-
Franklin U.S. Government II1	201	(5)	196	103	-	103
JP Morgan Mid-Cap Value	62	-	62	34	-	34
PIMCO Commodity Fund Admin	61	-	61	32	-	32
Pioneer Real Estate VCT Class II7	58	-	58	30	-	30
Pioneer Small-Cap Value VCT Class II	67	-	67	36	-	36
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB")
AIM Global Real Estate[4]	-	-	-	23	-	23
AIM International Growth II3	150	(1)	149	126	-	126
American Century Balanced	-	(3)	(3)	33	-	33
American Century Inflation Protection II1	-	(2)	(2)	-	-	-

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2007			2006
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker with Guaranteed Minimum Death Benefit ("GMDB") (continued)
American Century International	35	-	35	1	-	1
American Century Large Company Value II1	99	-	99	26	-	26
Dreyfus Appreciation	73	(1)	72	79	-	79
Dreyfus MidCap Stock	-	-	-	30	-	30
Dreyfus Stock Index	67	(2)	65	4	-	4
Fidelity Contrafund	117	(10)	107	95	-	95
Fidelity Equity Income	4	-	4	3	-	3
Fidelity Growth	-	(4)	(4)	-	(5)	(5)
Fidelity Growth & Income	5	-	5	3	-	3
Fidelity Mid-Cap Advisor II1	7	-	7	58	-	58
Fidelity VIP Money Market Service Class	605	(1,197)	(592)	2,502	(1,916)	586
Franklin Income Securities Fund Class II	208	(3)	205	28	-	28
Franklin Small Cap Value Fund II1	99	(13)	86	81	-	81
JP Morgan International Equity	-	-	-	22	-	22
JP Morgan Mid-Cap Value	102	(10)	92	19	-	19
Pioneer Emerging Markets VCT Class II	31	(10)	21	661	-	661
Pioneer Equity Income VCT Class II	44	(13)	31	26	-	26
Pioneer High Yield VCT Class II	20	-	20	-	-	-
Pioneer Real Estate VCT Class II7	77	-	77	-	-	-
Pioneer Small-Cap Value VCT Class II	-	-	-	52	-	52
Templeton Global Income Securities II	110	-	110	-	-	-
Spinnaker Choice
AIM Capital Appreciation II	1,308	-	1,308	-	-	-
AIM Capital Development Series I	408	(408)	-	-	-	-
AIM Capital Development Series II3	1,110	(1,575)	(465)	806	(1)	805
AIM Global Real Estate[4]	81	(311)	(230)	1,406	(2,909)	(1,503)
AIM International Growth I	86	(212)	(126)	2,105	(116)	1,989
AIM International Growth II3	138,835	(120,824)	18,011	29,896	(330)	29,566
American Century Balanced	4,912	(12,212)	(7,300)	18,505	(8,122)	10,383
American Century Inflation Protection II1	3,822	(763)	3,059	3,037	(4,958)	(1,921)
American Century International	95,854	(96,718)	(864)	17,229	(1,446)	15,783
American Century Large Company Value II1	3,454	(3,454)	-	-	-	-
American Century Ultra I1	12	(770)	(758)	700	-	700
American Century Value	835	-	835	1,004	-	1,004
Dreyfus Appreciation	-	-	-	344	-	344
Dreyfus MidCap Stock	252	(1,247)	(995)	5,572	(9,829)	(4,257)
Dreyfus Socially Responsible	3,083	(1,906)	1,177	4,297	(2,583)	1,714
Dreyfus Stock Index	4,724	(6,814)	(2,090)	12,355	(14,025)	(1,670)
Dreyfus Technology Growth	893	(893)	-	-	-	-
Federated Capital Income	-	(5)	(5)	395	(3)	392
Federated High Income Bond	33	(2)	31	1,442	(9)	1,433
Fidelity Contrafund	13,507	(3,668)	9,839	10,015	-	10,015
Fidelity Equity Income	3,340	(6,509)	(3,169)	7,226	(9,663)	(2,437)
Fidelity Growth	109	(596)	(487)	3,082	(5,682)	(2,600)
Fidelity Growth & Income	2,981	(774)	2,207	39	-	39
Fidelity Mid-Cap Advisor II1	1,076	(968)	108	5,498	(7)	5,491

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2007			2006
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Choice (continued)
Fidelity VIP Money Market Service Class	482,028	(480,800)	1,228	184,050	(183,549)	501
Franklin Flex Cap Growth Securities	5,319	(55)	5,264	-	-	-
Franklin Income Securities Fund Class II	10,325	(1,547)	8,778	18,392	(184)	18,208
Franklin Small Cap Value Fund II1	3,485	(10,761)	(7,276)	7,156	(156)	7,000
Franklin Small-Mid Cap Growth II1	359	(200)	159	648	(843)	(195)
Franklin U.S. Government II1	43,906	(34,208)	9,698	52,501	(32,871)	19,630
JP Morgan International Equity	195	(1,899)	(1,704)	8,896	(19,432)	(10,536)
JP Morgan Mid-Cap Value	1,416	(11,636)	(10,220)	9,376	(150)	9,226
Mutual Shares Securities	3,142	(4,859)	(1,717)	5,850	(13)	5,837
PIMCO All Asset Portfolio Advisor	101	(1,540)	(1,439)	3,604	(2,153)	1,451
PIMCO Commodity Fund Admin	5,231	(4,470)	761	4,227	(5,530)	(1,303)
Pioneer Emerging Markets VCT Class II	35,924	(43,262)	(7,338)	22,816	(122)	22,694
Pioneer Equity Income VCT Class II	5,342	(2,333)	3,009	-	-	-
Pioneer High Yield VCT Class II	3,379	(974)	2,405	1,353	-	1,353
Pioneer Real Estate VCT Class II7	1,497	(6,541)	(5,044)	8,924	(182)	8,742
Pioneer Small-Cap Value VCT Class II	1,132	(2,512)	(1,380)	4,994	(3,883)	1,111
Pioneer Strategic Income VCT Class II	3,329	(233)	3,096	192	-	192
Templeton Developing Markets II1	11,560	(17,237)	(5,677)	13,154	(9)	13,145
Templeton Global Income Securities II	5,585	(2,625)	2,960	2,161	(16)	2,145
Templeton Growth Securities II1	413	(1,867)	(1,454)	2,265	(37)	2,228
Spinnaker Choice with GMDB
AIM Capital Appreciation II	224	-	224	-	-	-
AIM Global Real Estate[4]	1	(141)	(140)	174	(15)	159
AIM International Growth II3	3	-	3	555	-	555
American Century Inflation Protection II1	29	(226)	(197)	-	(23)	(23)
American Century Ultra I1	3	-	3	560	-	560
Dreyfus MidCap Stock	24	(464)	(440)	-	(51)	(51)
Dreyfus Stock Index	460	(793)	(333)	-	(90)	(90)
Fidelity Contrafund	281	-	281	-	-	-
Fidelity Equity Income	-	(607)	(607)	-	(68)	(68)
Fidelity Growth	25	(265)	(240)	528	(28)	500
Fidelity VIP Money Market Service Class	2,824	(2,824)	-	2,311	(2,311)	-
Franklin Flex Cap Growth Securities	345	-	345	-	-	-
Franklin Income Securities Fund Class II	497	(2)	495	-	(3)	(3)
Franklin U.S. Government II1	109	(1,131)	(1,022)	-	(120)	(120)
JP Morgan International Equity	-	(1,002)	(1,002)	-	(110)	(110)
PIMCO Commodity Fund Admin	310	(296)	14	-	(29)	(29)
Pioneer Small-Cap Value VCT Class II	-	(185)	(185)	-	(21)	(21)
Templeton Developing Markets II1	124	-	124	-	-	-
Templeton Global Income Securities II	2	(3)	(1)	286	-	286
Focus Tier I
Fidelity Index 500[1]	12,921	(10,271)	2,650	-	-	-
Fidelity Money Market Fund[1]	106,942	(78,679)	28,263	-	-	-
Ibbotson Aggressive Growth Class I1	6,045	-	6,045	-	-	-
Ibbotson Balanced Class I1	2,503	-	2,503	-	-	-
Ibbotson Conservative Class I1	1,164	(1,164)	-	-	-	-

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2007			2006
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Focus Tier I (continued)
Ibbotson Growth Class I1	7,594	-	7,594	-	-	-
Ibbotson Income and Growth Class I1	591	(591)	-	-	-	-
Vanguard Balanced[1]	17,565	(597)	16,968	-	-	-
Vanguard High Yield Bond[1]	5,363	(500)	4,863	-	-	-
Vanguard International[1]	8,522	(1,519)	7,003	-	-	-
Vanguard Mid-Cap Index[1]	13,500	(1,201)	12,299	-	-	-
Vanguard REIT Index[1]	2,893	(984)	1,909	-	-	-
Vanguard Total Bond Market Index[1]	13,220	(3,485)	9,735	-	-	-
Vanguard Total Stock Market Index[1]	15,413	(1,444)	13,969	-	-	-
Focus Tier II
Fidelity Index 500[1]	20,690	(18,832)	1,858	-	-	-
Fidelity Money Market Fund[1]	80,307	(52,052)	28,255	-	-	-
Ibbotson Balanced Class I1	14,394	-	14,394	-	-	-
Ibbotson Income and Growth Class I1	20,518	(98)	20,420	-	-	-
Vanguard High Yield Bond[1]	2,847	-	2,847	-	-	-
Vanguard International[1]	4,174	-	4,174	-	-	-
Vanguard Mid-Cap Index[1]	6,845	-	6,845	-	-	-
Vanguard REIT Index[1]	1,834	-	1,834	-	-	-
Vanguard Total Bond Market Index[1]	10,830	-	10,830	-	-	-
Vanguard Total Stock Market Index[1]	13,314	-	13,314	-	-	-
Focus Tier III
Fidelity Money Market Fund[1]	61,313	(61,313)	-	-	-	-
Ibbotson Balanced Class I1	29,163	-	29,163	-	-	-
Vanguard Balanced[1]	8,215	-	8,215	-	-	-
Vanguard Mid-Cap Index[1]	8,639	-	8,639	-	-	-
Vanguard Total Bond Market Index[1]	8,168	-	8,168	-	-	-
Vanguard Total Stock Market Index[1]	8,399	-	8,399	-	-	-
Focus Tier I with GMDB
Fidelity Money Market Fund[1]	7,898	-	7,898	-	-	-
Focus Tier II with GMDB
Fidelity Money Market Fund[1]	21,754	-	21,754	-	-	-
Vanguard High Yield Bond[1]	1,532	-	1,532	-	-	-
Vanguard International[1]	931	-	931	-	-	-
Vanguard Mid-Cap Index[1]	3,660	-	3,660	-	-	-
Vanguard REIT Index[1]	955	-	955	-	-	-
Vanguard Total Bond Market Index[1]	5,244	-	5,244	-	-	-
Vanguard Total Stock Market Index[1]	4,414	-	4,414	-	-	-
Focus Tier V with GMDB
Vanguard High Yield Bond[1]	17,452	-	17,452	-	-	-
Vanguard International[1]	10,926	-	10,926	-	-	-
Vanguard Mid-Cap Index[1]	43,299	-	43,299	-	-	-
Vanguard REIT Index[1]	11,181	-	11,181	-	-	-
Vanguard Total Bond Market Index[1]	60,397	-	60,397	-	-	-
Vanguard Total Stock Market Index[1]	52,408	-	52,408	-	-	-

  1  Reference Note 1 for current year name changes, reorganizations and commencement dates.

  2  AIM Growth and AIM Aggressive Growth were reorganized into AIM Capital Appreciation I effective April 28, 2006.

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

  3  The commencement date was March 14, 2006. The 2006 activity is from that date through December 31, 2006, where applicable.

  4  AIM Global Real Estate was known as AIM Real Estate Fund prior to July 3, 2006.

  5  DWS Balanced VIP A was known as Scudder Total Return prior to February 6, 2006 and Scudder Balanced prior to April 29, 2005.

  6  DWS International VIP A was known as Scudder International A prior to February 6, 2006.

  7  The commencement date was April 28, 2006. The 2006 activity is from that date through December 31, 2006, where applicable

  8  Pioneer Small-Cap Value VCT Class I was known as Pioneer Small-Cap Value II VCT Class 1 prior to May 24, 2006.

  9  AIM Global Health Care was known as AIM Health Sciences prior to January 1, 2006.

6.  ACCUMULATION UNIT VALUES

A summary of Unit values and Units outstanding for sub-accounts by variable annuity contracts, net investment income ratios, and expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31 follows.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
AIM Capital Appreciation I2
Spinnaker & Mainsail
2007	$10.910	805,764	$8,791,074	0.00%	1.40%	10.45%
2006	9.878	969,657	9,571,365	0.06%	1.40%	(1.22%)
Spinnaker Advisor
2007	10.901	40,684	443,536	0.00%	1.45%	10.39%
2006	9.875	58,618	578,878	0.05%	1.45%	(1.25%)
AIM Capital Appreciation II
Spinnaker & Mainsail
2007	13.458	54,717	736,396	0.00%	1.40%	10.17%
2006	12.216	9,992	122,060	0.00%	1.40%	4.59%
2005	11.680	544	6,353	0.00%	1.40%	15.53%
Spinnaker Advisor
2007	13.440	880	11,810	0.00%	1.45%	10.11%
2006	12.206	100	1,215	0.00%	1.45%	22.06%
Spinnaker Choice
2007	13.404	1,308	17,531	0.00%	1.55%	10.00%
Spinnaker Choice with GMDB
2007	13.333	224	2,983	0.00%	1.75%	9.78%
AIM Capital Development Series I
Spinnaker & Mainsail
2007	19.883	17,778	353,501	0.00%	1.40%	9.29%
2006	18.192	17,782	323,497	0.00%	1.40%	14.90%
2005	15.833	22,168	350,976	0.00%	1.40%	8.09%
2004	14.648	15,515	227,271	0.00%	1.40%	13.89%
2003	12.861	8,319	106,993	0.00%	1.40%	28.61%
Spinnaker Advisor
2007	19.837	4,088	81,092	0.00%	1.45%	9.24%
2006	18.159	3,907	70,946	0.00%	1.45%	14.85%
2005	15.811	2,424	38,328	0.00%	1.45%	8.03%
2004	14.636	3,077	45,039	0.00%	1.45%	13.84%
2003	12.857	1,864	23,964	0.00%	1.45%	28.57%
Spinnaker Choice
2007	14.940	-	-	0.00%	1.55%	9.13%
AIM Capital Development Series II2
Spinnaker & Mainsail
2007	11.546	63,423	732,276	0.00%	1.40%	9.01%
2006	10.592	49,390	523,146	0.00%	1.40%	5.92%
Spinnaker Advisor
2007	11.535	4,361	50,312	0.00%	1.45%	8.94%
2006	10.588	5,310	56,225	0.00%	1.45%	5.88%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
AIM Capital Development Series II2 (continued)
Spinnaker with EEB
2007	$11.515	115	$1,318	0.00%	1.55%	8.84%
2006	10.580	42	444	0.00%	1.55%	5.80%
Spinnaker Choice
2007	11.515	340	3,920	0.00%	1.55%	8.84%
2006	10.580	805	8,518	0.00%	1.55%	5.80%
AIM Global Healthcare[2]
Spinnaker & Mainsail
2007	15.342	47,088	722,415	0.00%	1.40%	10.29%
2006	13.910	55,602	773,428	0.00%	1.40%	3.77%
2005	13.404	59,566	798,417	0.00%	1.40%	6.65%
2004	12.568	59,786	751,397	0.00%	1.40%	6.07%
2003	11.849	20,213	239,498	0.00%	1.40%	18.49%
Spinnaker Advisor
2007	15.306	13,965	213,738	0.00%	1.45%	10.24%
2006	13.885	17,275	239,852	0.00%	1.45%	3.73%
2005	13.386	21,238	284,286	0.00%	1.45%	6.59%
2004	12.558	38,940	488,992	0.00%	1.45%	6.02%
2003	11.845	17,566	208,075	0.00%	1.45%	18.45%
AIM Global Real Estate[2]
Spinnaker & Mainsail
2007	30.077	397,922	11,968,448	4.99%	1.40%	(6.86%)
2006	32.292	506,920	16,369,602	1.08%	1.40%	40.63%
2005	22.963	565,687	12,989,940	1.11%	1.40%	12.65%
2004	20.384	565,997	11,537,386	0.96%	1.40%	34.68%
2003	15.135	458,860	6,944,993	2.04%	1.40%	36.89%
Spinnaker Advisor
2007	28.855	101,387	2,925,567	5.02%	1.45%	(6.91%)
2006	30.996	138,259	4,285,482	1.05%	1.45%	40.56%
2005	22.052	162,335	3,579,864	1.09%	1.45%	12.60%
2004	19.585	167,160	3,273,907	0.93%	1.45%	34.61%
2003	14.550	147,163	2,141,165	2.15%	1.45%	36.83%
Spinnaker with GMDB
2007	29.857	25	737	5.67%	1.60%	(7.05%)
2006	32.120	25	804	2.28%	1.60%	40.34%
2005	22.887	2	36	3.61%	1.60%	12.43%
Spinnaker Choice
2007	20.278	820	16,600	5.53%	1.55%	(7.00%)
2006	21.805	1,050	22,886	0.61%	1.55%	40.41%
2005	15.529	2,553	39,651	3.20%	1.55%	12.49%
Spinnaker Choice with GMDB
2007	20.130	214	4,298	4.53%	1.75%	(7.19%)
2006	21.689	354	7,681	1.31%	1.75%	40.14%
2005	15.477	195	3,019	0.00%	1.75%	12.26%
AIM International Growth I
Spinnaker & Mainsail
2007	26.112	97,719	2,551,663	0.42%	1.40%	13.12%
2006	23.084	97,993	2,262,106	1.10%	1.40%	26.45%
2005	18.255	77,117	1,407,745	1.08%	1.40%	16.30%
2004	15.697	27,750	435,590	1.05%	1.40%	22.28%
2003	12.837	5,724	73,483	0.90%	1.40%	28.61%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
AIM International Growth I (continued)
Spinnaker Advisor
2007	$26.051	20,921	$545,027	0.38%	1.45%	13.06%
2006	23.042	23,997	552,941	1.15%	1.45%	26.40%
2005	18.230	15,951	290,789	1.00%	1.45%	16.23%
2004	15.684	4,891	76,706	0.64%	1.45%	22.22%
2003	12.833	657	8,438	0.12%	1.45%	28.57%
Spinnaker with GMDB
2007	25.921	2	61	0.00%	1.60%	12.89%
2006	22.961	2	56	2.03%	1.60%	26.20%
2005	18.194	2	45	2.25%	1.60%	16.06%
Spinnaker Choice
2007	19.543	3,019	59,010	0.42%	1.55%	12.95%
2006	17.303	3,145	54,415	1.22%	1.55%	26.27%
2005	13.703	1,156	15,837	5.18%	1.55%	16.12%
AIM International Growth II2
Spinnaker & Mainsail
2007	13.268	363,701	4,825,454	0.66%	1.40%	12.85%
2006	11.757	96,051	1,129,294	1.80%	1.40%	17.57%
Spinnaker Advisor
2007	13.256	67,359	892,905	0.50%	1.45%	12.79%
2006	11.753	29,835	350,644	2.32%	1.45%	17.53%
Spinnaker with EEB
2007	13.232	106	1,386	0.52%	1.55%	12.68%
2006	11.743	40	463	2.56%	1.55%	17.43%
Spinnaker with GMDB
2007	13.220	275	3,633	0.42%	1.60%	12.62%
2006	11.739	126	1,479	1.33%	1.60%	17.39%
Spinnaker Choice
2007	13.232	47,577	629,534	0.51%	1.55%	12.68%
2006	11.743	29,566	347,198	4.25%	1.55%	17.43%
Spinnaker Choice with GMDB
2007	13.184	558	7,372	0.39%	1.75%	12.45%
2006	11.725	555	6,514	1.18%	1.75%	17.25%
American Century Balanced
Spinnaker & Mainsail
2007	13.419	992,055	13,312,206	2.09%	1.40%	3.47%
2006	12.969	1,085,757	14,081,101	1.96%	1.40%	8.10%
2005	11.997	1,198,113	14,373,763	1.80%	1.40%	3.48%
2004	11.593	1,222,473	14,172,673	1.62%	1.40%	8.24%
2003	10.710	1,212,429	12,985,131	2.49%	1.40%	17.80%
Spinnaker Advisor
2007	11.552	298,940	3,453,364	2.08%	1.45%	3.42%
2006	11.170	328,237	3,666,513	1.96%	1.45%	8.05%
2005	10.338	393,800	4,071,249	1.90%	1.45%	3.42%
2004	9.996	407,679	4,074,991	1.58%	1.45%	8.19%
2003	9.239	366,984	3,390,375	2.43%	1.45%	17.75%
Spinnaker with EEB
2007	13.345	195	2,595	1.36%	1.55%	3.31%
2006	12.917	68	872	0.00%	1.55%	29.17%
Spinnaker with GMDB
2007	13.320	36	480	2.23%	1.60%	3.26%
2006	12.900	39	505	0.38%	1.60%	7.89%
2005	11.957	6	71	0.00%	1.60%	3.27%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
American Century Balanced (continued)
Spinnaker Choice
2007	$12.427	6,479	$80,515	2.22%	1.55%	3.31%
2006	12.028	13,779	165,743	0.79%	1.55%	7.93%
2005	11.144	3,396	37,843	0.44%	1.55%	3.33%
American Century Inflation Protection II1
Spinnaker & Mainsail
2007	10.756	206,078	2,216,244	4.35%	1.40%	8.00%
2006	9.959	103,527	1,031,051	3.41%	1.40%	0.16%
2005	9.943	82,304	818,340	3.53%	1.40%	(0.33%)
Spinnaker Advisor
2007	10.742	118,553	1,273,170	4.50%	1.45%	7.95%
2006	9.951	102,759	1,022,533	3.36%	1.45%	0.11%
2005	9.940	69,851	694,282	3.67%	1.45%	(0.36%)
Spinnaker with GMDB
2007	10.699	-	-	0.00%	1.60%	7.79%
Spinnaker Choice
2007	10.713	4,020	43,069	3.43%	1.55%	7.84%
2006	9.934	961	9,547	3.64%	1.55%	0.01%
2005	9.933	2,882	28,624	3.93%	1.55%	(0.43%)
Spinnaker Choice with GMDB
2007	10.656	85	905	4.67%	1.75%	7.62%
2006	9.901	282	2,789	3.33%	1.75%	(0.18%)
2005	9.919	305	3,025	2.28%	1.75%	(0.57%)
American Century International
Spinnaker & Mainsail
2007	13.379	1,254,258	16,781,150	0.67%	1.40%	16.41%
2006	11.493	1,338,300	15,381,851	1.58%	1.40%	23.29%
2005	9.322	1,360,594	12,683,528	1.20%	1.40%	11.68%
2004	8.347	1,553,840	12,969,472	0.55%	1.40%	13.33%
2003	7.365	1,598,479	11,773,492	0.74%	1.40%	22.77%
Spinnaker Advisor
2007	10.817	176,335	1,907,441	0.63%	1.45%	16.35%
2006	9.297	168,186	1,563,664	1.45%	1.45%	23.24%
2005	7.544	126,550	954,749	1.27%	1.45%	11.63%
2004	6.758	145,843	985,680	0.51%	1.45%	13.26%
2003	5.967	134,520	802,667	0.48%	1.45%	22.73%
Spinnaker with EEB
2007	13.306	389	5,173	0.46%	1.55%	16.23%
2006	11.448	146	1,665	0.00%	1.55%	14.48%
Spinnaker with GMDB
2007	13.281	36	475	0.00%	1.60%	16.17%
2006	11.432	1	12	0.00%	1.60%	14.32%
Spinnaker Choice
2007	17.884	15,622	279,380	0.13%	1.55%	16.23%
2006	15.387	16,486	253,665	0.30%	1.55%	23.12%
2005	12.498	703	8,789	0.00%	1.55%	11.52%
American Century Large Company Value II1
Spinnaker & Mainsail
2007	12.504	16,155	202,008	0.44%	1.40%	(2.73%)
2006	12.855	15,954	205,085	0.01%	1.40%	18.12%
2005	10.883	9,304	101,254	3.05%	1.40%	7.49%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
American Century Large Company Value II1 (continued)
Spinnaker Advisor
2007	$12.488	31,993	$399,518	0.53%	1.45%	(2.77%)
2006	12.844	27,796	357,012	0.01%	1.45%	18.06%
2005	10.879	5,442	59,206	2.52%	1.45%	7.45%
Spinnaker Choice
2007	12.454	-	-	0.00%	1.55%	(2.87%)
Spinnaker with GMDB
2007	12.437	125	1,545	0.50%	1.60%	(2.93%)
2006	12.812	26	338	0.00%	1.60%	28.12%
American Century Ultra I1
Spinnaker & Mainsail
2007	14.800	53,466	791,279	0.00%	1.40%	19.33%
2006	12.403	50,768	629,663	0.00%	1.40%	(4.61%)
2005	13.003	34,098	443,386	0.00%	1.40%	0.75%
2004	12.906	25,283	326,316	0.00%	1.40%	9.13%
2003	11.826	10,781	127,500	0.00%	1.40%	18.26%
Spinnaker Advisor
2007	14.765	13,149	194,145	0.00%	1.45%	19.26%
2006	12.380	10,575	130,915	0.00%	1.45%	(4.67%)
2005	12.986	9,497	123,331	0.00%	1.45%	0.70%
2004	12.896	5,931	76,479	0.00%	1.45%	9.08%
2003	11.822	2,688	31,782	0.00%	1.45%	18.22%
Spinnaker with EEB
2007	14.718	79	1,158	0.00%	1.55%	19.14%
2006	12.353	28	349	0.00%	1.55%	23.53%
Spinnaker Choice
2007	12.146	210	2,540	0.00%	1.55%	19.15%
2006	10.194	968	9,863	0.00%	1.55%	(4.76%)
2005	10.703	268	2,871	0.00%	1.55%	0.59%
Spinnaker Choice with GMDB
2007	12.057	563	6,784	0.00%	1.75%	18.91%
2006	10.140	560	5,677	0.00%	1.75%	1.40%
American Century Ultra II1
Spinnaker & Mainsail
2007	12.120	7,822	94,807	0.00%	1.40%	21.20%
Spinnaker Advisor
2007	12.115	823	9,972	0.00%	1.45%	21.15%
American Century Value
Spinnaker & Mainsail
2007	14.137	298,666	4,222,312	1.57%	1.40%	(6.46%)
2006	15.114	283,849	4,290,154	1.31%	1.40%	17.01%
2005	12.917	262,245	3,387,395	0.72%	1.40%	3.58%
2004	12.471	160,794	2,005,263	0.63%	1.40%	12.75%
2003	11.061	48,090	531,946	0.56%	1.40%	27.17%
Spinnaker Advisor
2007	14.097	27,203	383,469	1.61%	1.45%	(6.51%)
2006	15.079	34,921	526,568	1.39%	1.45%	16.95%
2005	12.893	41,673	537,294	0.86%	1.45%	3.52%
2004	12.454	35,929	447,490	0.85%	1.45%	12.69%
2003	11.052	22,712	251,018	0.47%	1.45%	27.11%
Spinnaker Choice
2007	12.323	2,158	26,604	1.41%	1.55%	(6.60%)
2006	13.194	1,323	17,461	0.84%	1.55%	16.83%
2005	11.293	319	3,607	0.00%	1.55%	3.43%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Dreyfus Appreciation
Spinnaker & Mainsail
2007	$11.160	495,944	$5,534,698	1.61%	1.40%	5.64%
2006	10.564	588,189	6,213,951	1.62%	1.40%	14.86%
2005	9.197	688,026	6,328,006	0.02%	1.40%	2.93%
2004	8.935	749,658	6,698,484	1.67%	1.40%	3.58%
2003	8.626	734,819	6,338,819	1.50%	1.40%	19.49%
Spinnaker Advisor
2007	10.650	126,059	1,342,571	1.62%	1.45%	5.58%
2006	10.087	156,758	1,581,263	1.62%	1.45%	14.81%
2005	8.786	207,393	1,822,225	0.02%	1.45%	2.88%
2004	8.540	257,343	2,197,812	1.74%	1.45%	3.53%
2003	8.249	247,272	2,039,790	1.52%	1.45%	19.43%
Spinnaker with GMDB
2007	11.078	151	1,655	1.65%	1.60%	5.42%
2006	10.508	79	826	0.00%	1.60%	5.08%
Spinnaker Choice
2007	12.791	1,716	21,960	1.52%	1.55%	5.47%
2006	12.127	1,716	20,812	1.51%	1.55%	14.69%
2005	10.574	1,372	14,504	0.01%	1.55%	2.78%
Dreyfus MidCap Stock
Spinnaker & Mainsail
2007	13.959	1,065,106	14,868,046	0.43%	1.40%	0.08%
2006	13.948	1,268,984	17,700,047	0.38%	1.40%	6.25%
2005	13.127	1,479,224	19,417,586	0.03%	1.40%	7.66%
2004	12.193	1,459,796	17,799,339	0.41%	1.40%	12.88%
2003	10.802	1,282,150	13,849,504	0.31%	1.40%	29.89%
Spinnaker Advisor
2007	12.913	373,569	4,823,844	0.43%	1.45%	0.03%
2006	12.909	508,133	6,559,563	0.38%	1.45%	6.20%
2005	12.155	632,585	7,689,094	0.03%	1.45%	7.60%
2004	11.296	811,373	9,165,237	0.40%	1.45%	12.82%
2003	10.012	780,031	7,809,734	0.30%	1.45%	29.82%
Spinnaker with GMDB
2007	13.857	35	474	0.40%	1.60%	(0.12%)
2006	13.874	35	478	0.00%	1.60%	6.05%
2005	13.083	5	65	0.00%	1.60%	7.44%
Spinnaker Choice
2007	12.910	4,117	53,157	0.40%	1.55%	(0.07%)
2006	12.919	5,112	66,050	0.45%	1.55%	6.09%
2005	12.177	9,369	114,088	0.00%	1.55%	7.49%
Spinnaker Choice with GMDB
2007	12.816	173	2,224	0.46%	1.75%	(0.27%)
2006	12.851	613	7,885	0.38%	1.75%	5.89%
2005	12.136	664	8,061	0.00%	1.75%	7.28%
Dreyfus Quality Bond
Spinnaker & Mainsail
2007	13.541	420,173	5,689,376	4.82%	1.40%	2.10%
2006	13.263	441,156	5,850,919	4.59%	1.40%	2.79%
2005	12.903	528,321	6,816,863	3.60%	1.40%	1.06%
2004	12.768	486,878	6,216,345	4.15%	1.40%	1.93%
2003	12.526	381,551	4,779,414	4.01%	1.40%	3.48%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Dreyfus Quality Bond (continued)
Spinnaker Advisor
2007	$13.096	149,624	$1,959,552	4.87%	1.45%	2.04%
2006	12.834	203,984	2,617,952	4.61%	1.45%	2.74%
2005	12.492	293,870	3,671,049	3.59%	1.45%	1.01%
2004	12.367	359,839	4,450,281	4.02%	1.45%	1.87%
2003	12.140	446,324	5,418,192	3.95%	1.45%	3.43%
Dreyfus Socially Responsible
Spinnaker & Mainsail
2007	7.171	498,242	3,573,096	0.48%	1.40%	6.27%
2006	6.748	406,047	2,739,899	0.11%	1.40%	7.69%
2005	6.266	440,102	2,757,643	0.00%	1.40%	2.19%
2004	6.132	521,728	3,199,367	0.39%	1.40%	4.73%
2003	5.855	520,059	3,045,079	0.12%	1.40%	24.26%
Spinnaker Advisor
2007	6.749	46,314	312,587	0.54%	1.45%	6.23%
2006	6.353	54,491	346,219	0.11%	1.45%	7.62%
2005	5.903	74,955	442,446	0.00%	1.45%	2.13%
2004	5.780	71,622	413,959	0.40%	1.45%	4.69%
2003	5.521	69,524	383,879	0.12%	1.45%	24.19%
Spinnaker Choice
2007	12.200	2,891	35,273	0.31%	1.55%	6.12%
2006	11.496	1,714	19,700	0.05%	1.55%	14.96%
Dreyfus Stock Index
Spinnaker & Mainsail
2007	15.973	860,903	13,751,204	1.50%	1.40%	3.53%
2006	15.429	772,261	11,915,429	1.47%	1.40%	13.61%
2005	13.581	611,054	8,298,609	1.44%	1.40%	2.99%
2004	13.187	413,432	5,451,916	1.68%	1.40%	8.81%
2003	12.119	163,869	1,985,882	1.12%	1.40%	21.19%
Spinnaker Advisor
2007	15.936	377,748	6,019,712	1.47%	1.45%	3.48%
2006	15.401	377,730	5,817,440	1.41%	1.45%	13.55%
2005	13.563	417,403	5,661,100	1.41%	1.45%	2.94%
2004	13.176	359,654	4,738,784	1.51%	1.45%	8.76%
2003	12.115	259,374	3,142,228	1.03%	1.45%	21.15%
Spinnaker with EEB
2007	15.885	245	3,881	1.63%	1.55%	3.37%
2006	15.367	87	1,337	2.57%	1.55%	53.67%
Spinnaker with GMDB
2007	15.856	76	1,194	1.47%	1.60%	3.32%
2006	15.347	11	168	1.80%	1.60%	13.14%
2005	13.565	7	93	2.43%	1.60%	2.78%
Spinnaker Choice
2007	13.096	14,705	192,575	1.44%	1.55%	3.37%
2006	12.669	16,795	212,775	1.43%	1.55%	13.44%
2005	11.168	18,465	206,214	2.16%	1.55%	2.84%
Spinnaker Choice with GMDB
2007	13.000	749	9,752	1.48%	1.75%	3.16%
2006	12.602	1,082	13,639	1.40%	1.75%	13.22%
2005	11.131	1,172	13,048	28.57%	1.75%	2.63%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Dreyfus Technology Growth
Spinnaker & Mainsail
2007	$4.508	705,016	$3,177,969	0.00%	1.40%	13.13%
2006	3.985	740,251	2,949,733	0.00%	1.40%	2.87%
2005	3.874	842,303	3,262,863	0.00%	1.40%	2.35%
2004	3.785	1,054,164	3,989,941	0.00%	1.40%	(0.94%)
2003	3.821	1,125,418	4,300,034	0.00%	1.40%	48.85%
Spinnaker Advisor
2007	4.088	172,694	706,063	0.00%	1.45%	13.05%
2006	3.616	140,847	509,317	0.00%	1.45%	2.81%
2005	3.517	161,952	569,601	0.00%	1.45%	2.30%
2004	3.438	187,997	646,364	0.00%	1.45%	(1.01%)
2003	3.473	188,568	654,806	0.00%	1.45%	48.80%
Spinnaker Choice
2007	12.238	-	-	0.00%	1.55%	12.96%
DWS Balanced VIP A2
Spinnaker & Mainsail
2007	24.622	711,397	17,516,272	3.33%	1.40%	3.38%
2006	23.818	859,775	20,478,148	2.59%	1.40%	8.71%
2005	21.909	1,050,813	23,021,845	3.15%	1.40%	2.68%
2004	21.338	1,282,085	27,357,121	2.44%	1.40%	16.30%
2003	20.322	1,518,848	30,865,880	2.44%	1.40%	16.30%
Spinnaker Advisor
2007	10.265	188,337	1,933,365	3.39%	1.45%	3.32%
2006	9.935	240,085	2,385,261	2.61%	1.45%	8.66%
2005	9.143	291,089	2,661,468	3.09%	1.45%	2.63%
2004	8.909	368,509	3,283,213	1.87%	1.45%	4.95%
2003	8.489	452,475	3,841,251	2.39%	1.45%	16.24%
DWS International VIP A2
Spinnaker & Mainsail
2007	24.587	359,829	8,847,083	2.47%	1.40%	12.99%
2006	21.761	428,469	9,323,933	1.89%	1.40%	24.16%
2005	17.526	505,855	8,865,389	1.63%	1.40%	14.56%
2004	15.299	603,699	9,235,249	0.78%	1.40%	25.98%
2003	13.314	727,804	9,689,786	0.78%	1.40%	25.98%
Spinnaker Advisor
2007	11.558	36,168	418,020	2.35%	1.45%	12.93%
2006	10.234	39,250	401,701	1.99%	1.45%	24.09%
2005	8.247	47,003	387,616	1.76%	1.45%	14.51%
2004	7.202	59,037	425,204	1.32%	1.45%	14.85%
2003	6.271	61,474	385,501	1.69%	1.45%	25.92%
Federated Capital Income
Spinnaker & Mainsail
2007	15.451	159,479	2,464,211	5.10%	1.40%	2.58%
2006	15.062	182,071	2,742,438	5.93%	1.40%	14.04%
2005	13.208	217,177	2,868,486	5.37%	1.40%	4.81%
2004	12.602	252,264	3,178,995	4.56%	1.40%	8.39%
2003	11.626	285,589	3,320,329	6.42%	1.40%	19.00%
Spinnaker Advisor
2007	9.220	8,314	76,663	5.58%	1.45%	2.53%
2006	8.993	15,500	139,390	6.21%	1.45%	13.99%
2005	7.889	17,698	139,624	5.08%	1.45%	4.75%
2004	7.531	18,797	141,557	4.02%	1.45%	8.33%
2003	6.952	19,578	136,096	6.54%	1.45%	18.94%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Federated Capital Income (continued)
Spinnaker Choice
2007	$13.310	1,854	$24,673	4.93%	1.55%	2.43%
2006	12.994	1,859	24,157	5.72%	1.55%	13.86%
2005	11.412	1,467	16,739	1.67%	1.55%	4.66%
Federated High Income Bond
Spinnaker & Mainsail
2007	16.598	224,049	3,718,880	8.04%	1.40%	1.98%
2006	16.276	265,091	4,314,544	9.01%	1.40%	9.27%
2005	14.895	330,080	4,916,510	8.68%	1.40%	1.24%
2004	14.713	395,158	5,814,109	7.23%	1.40%	8.92%
2003	13.508	410,718	5,548,087	7.25%	1.40%	20.52%
Spinnaker Advisor
2007	13.591	72,238	981,815	8.07%	1.45%	1.93%
2006	13.334	87,156	1,162,120	8.77%	1.45%	9.21%
2005	12.209	142,890	1,744,488	8.82%	1.45%	1.19%
2004	12.066	183,641	2,215,789	7.16%	1.45%	8.87%
2003	11.083	190,381	2,110,024	2.18%	1.45%	20.46%
Spinnaker Choice
2007	12.023	2,507	30,130	7.75%	1.55%	1.83%
2006	11.807	2,476	29,231	8.80%	1.55%	9.11%
2005	10.821	1,043	11,289	0.00%	1.55%	1.07%
Federated International Equity
Spinnaker & Mainsail
2007	21.841	95,325	2,081,966	0.18%	1.40%	8.02%
2006	20.220	119,017	2,406,534	0.20%	1.40%	17.24%
2005	17.246	148,903	2,568,030	0.00%	1.40%	7.57%
2004	16.033	177,334	2,843,233	0.00%	1.40%	12.47%
2003	14.255	217,487	3,100,242	0.00%	1.40%	30.03%
Fidelity Asset Manager
Spinnaker & Mainsail
2007	14.382	25,325	364,221	5.88%	1.40%	13.89%
2006	12.628	29,800	376,316	2.91%	1.40%	5.83%
2005	11.933	35,420	422,650	2.25%	1.40%	2.61%
2004	11.630	28,191	327,853	1.87%	1.40%	4.00%
2003	11.183	11,609	129,818	0.00%	1.40%	11.83%
Spinnaker Advisor
2007	14.349	7,925	113,726	5.84%	1.45%	13.84%
2006	12.605	9,952	125,451	2.68%	1.45%	5.77%
2005	11.917	10,439	124,402	2.35%	1.45%	2.56%
2004	11.620	8,765	101,849	1.43%	1.45%	3.94%
2003	11.179	1,707	19,082	0.00%	1.45%	11.79%
Fidelity Contrafund
Spinnaker & Mainsail
2007	20.990	1,745,798	36,644,384	0.93%	1.40%	15.95%
2006	18.103	1,906,667	34,515,973	1.30%	1.40%	10.17%
2005	16.432	1,961,581	32,232,130	0.28%	1.40%	15.32%
2004	14.249	1,980,636	28,222,366	0.33%	1.40%	13.86%
2003	12.514	1,979,136	24,766,390	0.47%	1.40%	26.68%
Spinnaker Advisor
2007	20.761	108,108	2,244,426	0.95%	1.45%	15.89%
2006	17.914	108,759	1,948,330	1.33%	1.45%	10.11%
2005	16.269	95,238	1,549,400	0.14%	1.45%	15.26%
2004	14.115	32,897	464,307	0.21%	1.45%	13.81%
2003	12.402	10,518	130,455	0.00%	1.45%	24.02%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Fidelity Contrafund (continued)
Spinnaker with GMDB
2007	$20.836	202	$4,205	1.24%	1.60%	15.72%
2006	18.006	95	1,715	1.47%	1.60%	80.06%
Spinnaker Choice
2007	16.286	21,140	344,283	1.53%	1.55%	15.77%
2006	14.067	11,301	158,968	1.31%	1.55%	10.00%
2005	12.788	1,286	16,446	0.00%	1.55%	15.14%
Spinnaker Choice with GMDB
2007	16.167	281	4,537	0.88%	1.75%	15.54%
Fidelity Equity Income
Spinnaker & Mainsail
2007	17.152	567,663	9,736,689	1.74%	1.40%	0.11%
2006	17.133	567,597	9,724,716	3.36%	1.40%	18.53%
2005	14.455	503,322	7,275,366	1.42%	1.40%	4.40%
2004	13.846	357,159	4,945,108	0.96%	1.40%	9.98%
2003	12.590	130,138	1,638,406	0.00%	1.40%	25.90%
Spinnaker Advisor
2007	17.112	92,432	1,581,722	1.57%	1.45%	0.06%
2006	17.101	113,236	1,936,542	3.48%	1.45%	18.47%
2005	14.435	90,145	1,301,272	1.08%	1.45%	4.34%
2004	13.834	44,490	615,479	1.26%	1.45%	9.92%
2003	12.586	25,468	320,523	0.00%	1.45%	25.86%
Spinnaker with EEB
2007	17.058	103	1,753	2.63%	1.55%	(0.04%)
2006	17.064	37	629	7.86%	1.55%	70.64%
Spinnaker with GMDB
2007	17.026	12	202	2.28%	1.60%	(0.09%)
2006	17.042	8	135	3.21%	1.60%	18.30%
2005	14.406	5	79	0.00%	1.60%	4.19%
Spinnaker Choice
2007	13.532	4,982	67,426	1.28%	1.55%	(0.04%)
2006	13.538	8,151	110,344	3.15%	1.55%	18.35%
2005	11.439	10,588	121,111	0.00%	1.55%	4.25%
Spinnaker Choice with GMDB
2007	13.433	208	2,806	0.78%	1.75%	(0.24%)
2006	13.466	815	10,976	3.29%	1.75%	18.12%
2005	11.400	883	10,066	0.00%	1.75%	4.04%
Fidelity Growth
Spinnaker & Mainsail
2007	8.853	2,191,488	19,402,364	0.83%	1.40%	25.19%
2006	7.072	2,440,339	17,258,078	0.39%	1.40%	5.36%
2005	6.712	2,610,038	17,517,489	0.50%	1.40%	4.34%
2004	6.433	2,755,891	17,728,264	0.25%	1.40%	1.93%
2003	6.311	2,605,121	16,439,813	0.25%	1.40%	31.02%
Spinnaker Advisor
2007	8.377	366,331	3,068,635	0.86%	1.45%	25.14%
2006	6.694	479,926	3,212,845	0.40%	1.45%	5.32%
2005	6.356	547,916	3,482,799	0.51%	1.45%	4.27%
2004	6.096	610,545	3,721,464	0.26%	1.45%	1.89%
2003	5.983	597,866	3,576,813	0.26%	1.45%	30.94%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Fidelity Growth (continued)
Spinnaker with GMDB
2007	$8.789	412	$3,615	0.82%	1.60%	24.95%
2006	7.034	416	2,925	0.39%	1.60%	5.16%
2005	6.689	421	2,816	0.49%	1.60%	4.13%
2004	6.424	422	2,714	0.00%	1.60%	3.12%
Spinnaker Choice
2007	14.146	1,285	18,166	0.97%	1.55%	25.00%
2006	11.317	1,772	20,059	0.48%	1.55%	5.22%
2005	10.756	4,372	47,026	0.00%	1.55%	4.17%
Spinnaker Choice with GMDB
2007	14.043	634	8,913	0.80%	1.75%	24.75%
2006	11.257	874	9,843	0.21%	1.75%	5.01%
2005	10.720	374	4,012	0.00%	1.75%	3.97%
Fidelity Growth & Income
Spinnaker & Mainsail
2007	12.165	703,862	8,562,476	1.84%	1.40%	10.56%
2006	11.003	721,884	7,943,075	0.89%	1.40%	11.60%
2005	9.859	786,236	7,751,213	1.52%	1.40%	6.15%
2004	9.288	857,308	7,962,745	0.84%	1.40%	4.32%
2003	8.903	800,380	7,125,955	0.99%	1.40%	22.06%
Spinnaker Advisor
2007	11.724	209,225	2,452,973	1.80%	1.45%	10.50%
2006	10.610	256,553	2,721,961	0.93%	1.45%	11.56%
2005	9.511	289,827	2,756,482	1.68%	1.45%	6.09%
2004	8.965	366,583	3,286,357	0.88%	1.45%	4.27%
2003	8.598	384,126	3,302,583	1.03%	1.45%	21.99%
Spinnaker with GMDB
2007	12.076	8	94	1.58%	1.60%	10.34%
2006	10.945	3	34	0.00%	1.60%	9.45%
Spinnaker Choice
2007	13.743	2,260	31,066	1.42%	1.55%	10.39%
2006	12.449	53	656	0.51%	1.55%	11.44%
2005	11.171	14	152	0.00%	1.55%	5.99%
Fidelity Growth Opportunities
Spinnaker & Mainsail
2007	11.291	520,527	5,877,466	0.00%	1.40%	21.46%
2006	9.296	599,770	5,575,599	0.73%	1.40%	3.99%
2005	8.939	693,573	6,199,888	0.95%	1.40%	7.38%
2004	8.325	806,216	6,711,347	0.56%	1.40%	5.70%
2003	7.876	911,889	7,181,818	0.77%	1.40%	28.07%
Spinnaker Advisor
2007	10.045	29,369	295,019	0.00%	1.45%	21.40%
2006	8.274	42,482	351,501	0.68%	1.45%	3.94%
2005	7.960	49,201	391,648	1.04%	1.45%	7.32%
2004	7.417	84,307	625,276	0.53%	1.45%	5.66%
2003	7.020	85,118	597,562	0.69%	1.45%	28.01%
Fidelity Index 500[1]
Focus Tier I
2007	9.569	2,650	25,322	1.37%	1.35%	(4.31%)
Focus Tier II
2007	9.571	1,858	17,769	0.82%	1.30%	(4.29%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Fidelity Mid-Cap Advisor II1
Spinnaker & Mainsail
2007	$15.358	380,222	$5,839,585	0.50%	1.40%	13.72%
2006	13.505	273,628	3,695,256	0.09%	1.40%	10.85%
2005	12.183	53,498	651,791	0.00%	1.40%	21.27%
Spinnaker Advisor
2007	15.338	98,538	1,511,367	0.51%	1.45%	13.67%
2006	13.493	58,874	794,403	0.07%	1.45%	10.79%
2005	12.179	7,738	94,247	0.00%	1.45%	21.23%
Spinnaker with GMDB
2007	15.276	65	985	0.44%	1.60%	13.49%
2006	13.460	58	774	0.00%	1.60%	34.60%
Spinnaker Choice
2007	15.297	5,860	89,638	0.51%	1.55%	13.56%
2006	13.471	5,752	77,485	0.02%	1.55%	10.68%
2005	12.171	261	3,173	0.00%	1.55%	21.15%
Fidelity Money Market Fund[1]
Focus Tier I
2007	10.215	28,263	288,708	2.19%	1.35%	2.15%
Focus Tier II
2007	10.218	28,255	288,703	2.13%	1.30%	2.18%
Focus Tier III
2007	10.224	-	-	2.34%	1.20%	2.24%
Focus Tier I with GMDB
2007	10.209	7,898	80,623	0.18%	1.45%	2.09%
Focus Tier II with GMDB
2007	10.212	21,754	222,139	0.23%	1.40%	2.12%
Fidelity VIP Money Market Service Class
Spinnaker & Mainsail
2007	10.822	307,919	3,332,080	4.81%	1.40%	3.49%
2006	10.457	161,990	1,693,935	4.59%	1.40%	3.17%
2005	10.136	152,317	1,543,951	2.93%	1.40%	1.34%
2004	10.002	18,633	186,360	0.12%	1.40%	0.02%
Spinnaker Advisor
2007	10.806	218,982	2,366,062	4.82%	1.45%	3.44%
2006	10.446	127,618	1,333,127	4.81%	1.45%	3.11%
2005	10.131	69,027	699,314	2.86%	1.45%	1.30%
2004	10.001	4,600	46,006	0.12%	1.45%	0.01%
Spinnaker with EEB
2007	10.772	-	-	0.00%	1.55%	3.33%
Spinnaker with GMDB
2007	10.756	214	2,300	4.95%	1.60%	3.28%
2006	10.414	806	8,396	4.37%	1.60%	2.96%
2005	10.115	220	2,221	2.93%	1.60%	1.15%
Spinnaker Choice
2007	10.772	3,788	40,817	4.74%	1.55%	3.33%
2006	10.425	2,560	26,677	5.27%	1.55%	3.01%
2005	10.120	2,059	20,841	2.82%	1.55%	1.20%
Spinnaker Choice with GMDB
2007	10.706	-	-	4.75%	1.75%	3.12%
Franklin Flex Cap Growth Securities
Spinnaker & Mainsail
2007	13.147	11,218	147,483	0.13%	1.40%	12.73%
2006	11.663	10,031	116,989	0.01%	1.40%	3.74%
2005	11.242	12,906	145,084	0.26%	1.40%	11.71%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Franklin Flex Cap Growth Securities (continued)
Spinnaker Advisor
2007	$13.129	2,531	$33,228	0.00%	1.45%	12.67%
Spinnaker Choice
2007	13.094	5,264	68,920	0.01%	1.55%	12.55%
Spinnaker Choice with GMDB
2007	13.024	345	4,488	0.00%	1.75%	12.32%
Franklin Income Securities Fund Class II
Spinnaker & Mainsail
2007	12.260	423,710	5,194,721	3.22%	1.40%	2.31%
2006	11.984	256,378	3,072,359	3.31%	1.40%	16.61%
2005	10.277	159,231	1,636,479	3.91%	1.40%	0.19%
2004	10.257	-	-	0.00%	1.40%	2.57%
Spinnaker Advisor
2007	12.241	135,919	1,663,823	3.17%	1.45%	2.25%
2006	11.971	73,472	879,561	3.39%	1.45%	16.54%
2005	10.272	37,114	381,227	4.03%	1.45%	0.15%
2004	10.257	-	-	0.00%	1.45%	2.57%
Spinnaker with GMDB
2007	12.185	883	10,769	3.31%	1.60%	2.10%
2006	11.934	678	8,092	3.65%	1.60%	16.37%
2005	10.255	650	6,666	6.10%	1.60%	(0.01%)
Spinnaker Choice
2007	12.204	37,234	454,394	3.66%	1.55%	2.16%
2006	11.946	28,456	339,950	4.08%	1.55%	16.42%
2005	10.261	10,248	105,156	1.57%	1.55%	0.05%
Spinnaker Choice with GMDB
2007	12.129	1,110	13,456	3.16%	1.75%	1.95%
2006	11.897	615	7,318	3.58%	1.75%	16.19%
2005	10.239	618	6,328	0.00%	1.75%	(0.15%)
Franklin Small Cap Value Fund II1
Spinnaker & Mainsail
2007	12.677	269,814	3,420,466	0.56%	1.40%	(3.74%)
2006	13.170	190,410	2,507,738	0.60%	1.40%	15.35%
2005	11.417	49,903	569,725	0.56%	1.40%	13.48%
Spinnaker Advisor
2007	12.660	63,775	807,397	0.64%	1.45%	(3.79%)
2006	13.159	47,880	630,058	0.51%	1.45%	15.30%
2005	11.413	37,422	427,093	0.40%	1.45%	13.44%
Spinnaker with GMDB
2007	12.609	167	2,079	0.68%	1.60%	(3.94%)
2006	13.126	81	1,057	1.01%	1.60%	31.26%
Spinnaker Choice
2007	12.626	4,048	51,108	0.55%	1.55%	(3.89%)
2006	13.137	11,324	148,765	0.45%	1.55%	15.19%
2005	11.405	4,324	49,320	0.00%	1.55%	13.36%
Franklin Small-Mid Cap Growth II1
Spinnaker & Mainsail
2007	8.978	666,231	5,981,698	0.00%	1.40%	9.68%
2006	8.185	735,170	6,017,731	0.00%	1.40%	7.18%
2005	7.637	1,202,220	9,180,922	0.00%	1.40%	3.34%
2004	7.390	693,543	5,125,413	0.00%	1.40%	9.92%
2003	6.723	690,155	4,640,008	0.00%	1.40%	35.33%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Franklin Small-Mid Cap Growth II1 (continued)
Spinnaker Advisor
2007	$8.219	124,839	$1,026,098	0.00%	1.45%	9.63%
2006	7.497	116,867	876,179	0.00%	1.45%	7.13%
2005	6.998	192,725	1,348,684	0.00%	1.45%	3.28%
2004	6.776	269,050	1,822,948	0.00%	1.45%	9.88%
2003	6.167	223,380	1,377,593	0.00%	1.45%	35.27%
Spinnaker Choice
2007	13.035	1,943	25,323	0.00%	1.55%	9.52%
2006	11.902	1,784	21,234	0.00%	1.55%	7.02%
2005	11.121	1,979	22,008	0.00%	1.55%	3.18%
Franklin U.S. Government II1
Spinnaker & Mainsail
2007	13.961	831,876	11,614,148	4.65%	1.40%	5.11%
2006	13.282	741,963	9,854,546	4.37%	1.40%	2.58%
2005	12.948	655,012	8,481,266	4.20%	1.40%	0.98%
2004	12.822	575,947	7,384,699	4.97%	1.40%	2.04%
2003	12.566	492,680	6,191,158	5.31%	1.40%	0.79%
Spinnaker Advisor
2007	13.438	402,186	5,404,757	4.79%	1.45%	5.06%
2006	12.791	482,575	6,172,446	4.36%	1.45%	2.52%
2005	12.476	551,197	6,876,576	4.36%	1.45%	0.94%
2004	12.360	598,460	7,397,652	4.96%	1.45%	1.98%
2003	12.120	624,784	7,572,688	6.62%	1.45%	0.74%
Spinnaker with EEB
2007	13.885	299	4,151	4.67%	1.55%	4.96%
2006	13.229	103	1,362	0.00%	1.55%	32.29%
Spinnaker with GMDB
2007	13.859	-	-	0.00%	1.60%	4.91%
Spinnaker Choice
2007	11.125	45,807	509,629	7.02%	1.55%	4.96%
2006	10.600	36,109	382,752	3.65%	1.55%	2.43%
2005	10.349	16,479	170,540	1.65%	1.55%	0.83%
Spinnaker Choice with GMDB
2007	11.044	423	4,678	5.42%	1.75%	4.75%
2006	10.543	1,445	15,237	4.43%	1.75%	2.21%
2005	10.315	1,565	16,143	0.00%	1.75%	0.63%
Ibbotson Aggressive Growth Class I1
Focus Tier I
2007	9.673	6,045	58,472	0.00%	1.35%	(3.27%)
Ibbotson Balanced Class I1
Focus Tier I
2007	9.913	2,503	24,815	0.00%	1.35%	(0.87%)
Focus Tier II
2007	9.916	14,394	142,734	0.00%	1.30%	(0.84%)
Focus Tier III
2007	9.921	29,163	289,350	0.00%	1.20%	(0.79%)
Ibbotson Conservative Class I
Focus Tier I
2007	10.368	-	-	0.00%	1.35%	3.68%
Ibbotson Growth Class I1
Focus Tier I
2007	9.730	7,594	73,890	0.00%	1.35%	(2.70%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Ibbotson Income and Growth Class I1
Focus Tier I
2007	$10.109	-	$-	0.00%	1.35%	1.09%
Focus Tier II
2007	10.112	20,420	206,492	0.00%	1.30%	1.12%
ING JP Morgan Emerging Markets Equity I
Spinnaker & Mainsail
2007	27.335	112,873	3,085,454	1.17%	1.40%	36.87%
2006	19.972	131,382	2,623,971	0.64%	1.40%	34.29%
2005	14.872	163,469	2,431,066	0.71%	1.40%	32.99%
2004	11.183	199,807	2,234,359	0.86%	1.40%	20.02%
2003	9.318	220,067	2,050,522	0.00%	1.40%	45.16%
ING Global Resources[1]
Spinnaker & Mainsail
2007	39.480	75,620	2,986,040	0.18%	1.40%	31.16%
2006	30.101	90,613	2,727,542	0.00%	1.40%	20.04%
2005	25.075	106,767	2,677,217	0.04%	1.40%	40.87%
2004	17.800	110,086	1,959,393	1.01%	1.40%	11.10%
2003	16.022	113,256	1,814,604	0.00%	1.40%	28.71%
Spinnaker Advisor
2007	33.767	10,620	358,647	0.16%	1.45%	31.09%
2006	25.758	10,004	257,680	0.00%	1.45%	19.98%
2005	21.468	27,035	580,395	0.05%	1.45%	40.80%
2004	15.247	6,868	104,707	0.80%	1.45%	11.04%
2003	13.731	3,147	43,216	0.00%	1.45%	37.31%
JP Morgan International Equity
Spinnaker & Mainsail
2007	21.951	424,348	9,315,037	1.05%	1.40%	7.80%
2006	20.362	464,107	9,450,305	1.06%	1.40%	20.35%
2005	16.919	428,966	7,257,856	0.79%	1.40%	9.15%
2004	15.500	294,273	4,561,169	0.47%	1.40%	16.73%
2003	13.279	111,176	1,476,331	0.00%	1.40%	32.79%
Spinnaker Advisor
2007	21.900	79,595	1,743,153	1.08%	1.45%	7.75%
2006	20.325	102,274	2,078,724	1.04%	1.45%	20.29%
2005	16.897	96,506	1,630,643	0.42%	1.45%	9.10%
2004	15.487	26,271	406,858	0.40%	1.45%	16.66%
2003	13.275	8,405	111,579	0.00%	1.45%	32.75%
Spinnaker with GMDB
2007	21.791	30	642	1.10%	1.60%	7.59%
2006	20.254	30	603	0.59%	1.60%	20.11%
2005	16.863	8	132	0.00%	1.60%	8.94%
Spinnaker Choice
2007	16.360	4,570	74,773	0.98%	1.55%	7.64%
2006	15.198	6,274	95,360	1.34%	1.55%	20.17%
2005	12.647	16,810	212,603	0.03%	1.55%	8.99%
Spinnaker Choice with GMDB
2007	16.240	332	5,379	1.19%	1.75%	7.43%
2006	15.117	1,334	20,161	1.06%	1.75%	19.93%
2005	12.605	1,444	18,206	0.00%	1.75%	8.78%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
JP Morgan Mid-Cap Value
Spinnaker & Mainsail
2007	$18.405	355,903	$6,550,540	0.86%	1.40%	1.02%
2006	18.219	357,762	6,518,179	0.59%	1.40%	15.22%
2005	15.812	307,615	4,864,142	0.17%	1.40%	7.70%
2004	14.682	152,691	2,241,825	0.20%	1.40%	19.38%
2003	12.299	42,121	518,055	0.00%	1.40%	22.99%
Spinnaker Advisor
2007	18.362	100,305	1,841,860	0.89%	1.45%	0.97%
2006	18.186	97,696	1,776,693	0.53%	1.45%	15.17%
2005	15.791	109,221	1,724,751	0.13%	1.45%	7.64%
2004	14.670	30,830	452,273	0.22%	1.45%	19.32%
2003	12.295	13,268	163,135	0.00%	1.45%	22.95%
Spinnaker with EEB
2007	18.304	96	1,757	0.73%	1.55%	0.87%
2006	18.146	34	618	0.00%	1.55%	81.46%
Spinnaker with GMDB
2007	18.271	111	2,021	0.91%	1.60%	0.82%
2006	18.122	19	352	0.00%	1.60%	81.22%
Spinnaker Choice
2007	14.289	3,010	43,017	1.15%	1.55%	0.87%
2006	14.166	13,230	187,424	0.39%	1.55%	15.05%
2005	12.313	4,004	49,299	0.00%	1.55%	7.54%
JP Morgan US Large Cap Core Equity
Spinnaker & Mainsail
2007	9.080	281,098	2,552,470	1.12%	1.40%	0.24%
2006	9.058	337,181	3,054,407	1.02%	1.40%	14.95%
2005	7.880	417,620	3,290,769	1.26%	1.40%	(0.05%)
2004	7.884	486,687	3,837,080	0.78%	1.40%	7.96%
2003	7.303	507,522	3,706,234	0.76%	1.40%	26.37%
Spinnaker Advisor
2007	8.785	285,380	2,507,096	1.16%	1.45%	0.19%
2006	8.768	393,426	3,449,744	0.99%	1.45%	14.90%
2005	7.631	467,924	3,570,828	1.31%	1.45%	(0.10%)
2004	7.639	660,366	5,044,646	0.79%	1.45%	7.91%
2003	7.079	756,835	5,357,848	0.80%	1.45%	26.30%
Mutual Shares Securities
Spinnaker & Mainsail
2007	15.087	593,186	8,949,714	1.40%	1.40%	2.03%
2006	14.787	512,957	7,585,022	1.34%	1.40%	16.75%
2005	12.666	425,366	5,387,871	0.90%	1.40%	9.02%
2004	11.618	310,569	3,608,245	0.75%	1.40%	11.06%
2003	10.461	184,787	1,933,031	2.15%	1.40%	23.40%
Spinnaker Advisor
2007	15.045	49,897	750,681	1.52%	1.45%	1.98%
2006	14.752	34,647	511,123	1.44%	1.45%	16.68%
2005	12.643	51,258	648,060	0.81%	1.45%	8.96%
2004	11.603	32,969	382,531	0.73%	1.45%	11.01%
2003	10.452	29,333	306,587	1.28%	1.45%	23.34%
Spinnaker with GMDB
2007	14.977	802	11,995	1.43%	1.60%	1.83%
2006	14.708	802	11,792	1.31%	1.60%	16.51%
2005	12.624	802	10,125	1.26%	1.60%	8.80%
2004	11.603	238	2,766	0.00%	1.60%	9.16%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Mutual Shares Securities (continued)
Spinnaker Choice
2007	$14.116	5,781	$81,598	1.42%	1.55%	1.88%
2006	13.855	7,498	103,880	0.63%	1.55%	16.57%
2005	11.886	1,661	19,744	1.11%	1.55%	8.86%
Spinnaker Choice with GMDB
2007	14.012	564	7,889	1.42%	1.75%	1.67%
2006	13.782	564	7,768	1.31%	1.75%	16.33%
2005	11.847	564	6,676	0.00%	1.75%	8.65%
PIMCO All Asset Portfolio Advisor
Spinnaker & Mainsail
2007	11.469	14,588	167,306	7.13%	1.40%	6.68%
2006	10.751	17,780	191,160	5.90%	1.40%	3.11%
2005	10.427	11,226	117,045	5.73%	1.40%	4.19%
Spinnaker Advisor
2007	11.454	2,459	28,162	7.26%	1.45%	6.63%
2006	10.742	5,239	56,279	5.29%	1.45%	3.06%
2005	10.423	5,200	54,204	4.27%	1.45%	4.15%
Spinnaker Choice
2007	11.423	12	132	1.56%	1.55%	6.51%
2006	10.724	1,451	15,555	6.95%	1.55%	7.24%
PIMCO Commodity Fund Admin
Spinnaker & Mainsail
2007	12.712	192,212	2,443,409	4.80%	1.40%	21.52%
2006	10.461	145,969	1,526,963	5.22%	1.40%	(4.44%)
2005	10.947	86,327	945,040	2.27%	1.40%	10.35%
Spinnaker Advisor
2007	12.695	51,262	650,775	4.52%	1.45%	21.46%
2006	10.452	59,485	621,744	5.16%	1.45%	(4.50%)
2005	10.944	41,710	456,452	1.94%	1.45%	10.32%
Spinnaker with EEB
2007	12.661	93	1,169	5.33%	1.55%	21.33%
2006	10.435	32	329	14.46%	1.55%	4.35%
Spinnaker with GMDB
2007	12.644	3	42	5.56%	1.60%	21.27%
2006	10.426	3	35	5.68%	1.60%	(4.64%)
2005	10.933	3	36	2.83%	1.60%	10.21%
Spinnaker Choice
2007	12.661	3,202	40,543	4.63%	1.55%	21.33%
2006	10.435	2,441	25,473	4.03%	1.55%	(4.58%)
2005	10.936	3,744	40,942	2.59%	1.55%	10.24%
Spinnaker Choice with GMDB
2007	12.593	360	4,541	5.15%	1.75%	21.09%
2006	10.400	346	3,598	4.51%	1.75%	(4.77%)
2005	10.921	375	4,091	46.96%	1.75%	10.09%
Pioneer Bond VCT Class I
Spinnaker & Mainsail
2007	27.535	187,451	5,160,148	4.97%	1.40%	5.08%
2006	26.205	217,260	5,692,739	5.21%	1.40%	3.25%
2005	25.381	250,370	6,354,708	9.87%	1.40%	1.20%
2004	25.080	327,632	8,216,969	0.24%	1.40%	2.11%
2003	24.561	394,317	9,684,701	4.10%	1.40%	1.85%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Pioneer Bond VCT Class I (continued)
Spinnaker Advisor
2007	$13.488	97,167	$1,310,213	4.97%	1.45%	5.02%
2006	12.843	118,254	1,518,553	5.19%	1.45%	3.20%
2005	12.445	141,769	1,764,370	9.64%	1.45%	1.15%
2004	12.304	203,572	2,506,919	0.24%	1.45%	2.70%
2003	12.055	246,071	2,966,405	4.00%	1.45%	1.79%
Pioneer Emerging Markets VCT Class II
Spinnaker & Mainsail
2007	26.553	129,290	3,433,027	0.32%	1.40%	40.46%
2006	18.904	96,275	1,819,963	0.35%	1.40%	33.63%
2005	14.147	21,555	304,935	0.19%	1.40%	35.70%
2004	10.425	3,147	32,807	0.00%	1.40%	4.25%
Spinnaker Advisor
2007	26.512	27,484	728,642	0.34%	1.45%	40.39%
2006	18.884	16,505	311,684	0.27%	1.45%	33.56%
2005	14.139	3,228	45,636	0.14%	1.45%	35.64%
Spinnaker with GMDB
2007	26.390	682	17,944	0.34%	1.60%	40.18%
2006	18.826	661	12,438	0.40%	1.60%	88.26%
Spinnaker Choice
2007	26.430	15,356	405,879	0.61%	1.55%	40.25%
2006	18.845	22,694	427,676	0.05%	1.55%	88.45%
Pioneer Equity Income VCT Class II
Spinnaker & Mainsail
2007	12.700	242,577	3,080,684	2.41%	1.40%	(0.86%)
2006	12.810	147,363	1,887,770	1.64%	1.40%	20.43%
2005	10.637	480,888	5,115,226	2.48%	1.40%	4.06%
2004	10.222	47,848	489,122	0.77%	1.40%	2.22%
Spinnaker Advisor
2007	12.680	29,081	368,751	2.22%	1.45%	(0.91%)
2006	12.797	30,516	390,508	3.42%	1.45%	20.37%
2005	10.631	11,713	124,524	2.79%	1.45%	4.00%
2004	10.222	388	3,963	0.89%	1.45%	2.22%
Spinnaker with GMDB
2007	12.622	57	717	2.54%	1.60%	(1.06%)
2006	12.757	26	337	3.50%	1.60%	27.57%
Spinnaker Choice
2007	12.641	3,009	38,021	2.68%	1.55%	(1.01%)
Pioneer Fund VCT Class I
Spinnaker & Mainsail
2007	60.622	1,130,394	68,527,840	1.20%	1.40%	3.52%
2006	58.560	1,341,636	78,567,204	1.33%	1.40%	15.02%
2005	50.915	1,564,272	79,644,315	1.31%	1.40%	4.70%
2004	48.628	2,039,802	99,191,453	1.04%	1.40%	6.19%
2003	45.793	2,331,666	106,772,808	0.96%	1.40%	23.05%
Spinnaker Advisor
2007	9.524	66,706	635,356	1.16%	1.45%	3.47%
2006	9.205	100,061	921,084	1.34%	1.45%	14.96%
2005	8.007	110,226	882,608	1.28%	1.45%	4.65%
2004	7.651	164,313	1,257,238	1.00%	1.45%	6.13%
2003	7.209	200,994	1,448,955	1.06%	1.45%	22.98%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Pioneer Growth Opportunities VCT Class I
Spinnaker & Mainsail
2007	$47.389	1,210,224	$57,351,857	0.00%	1.40%	(5.20%)
2006	49.990	1,473,487	73,660,152	0.00%	1.40%	4.13%
2005	48.006	1,788,116	85,840,023	0.00%	1.40%	5.21%
2004	45.629	2,264,792	103,339,925	0.00%	1.40%	20.62%
2003	37.828	2,497,956	94,493,213	0.00%	1.40%	40.95%
Spinnaker Advisor
2007	11.134	172,763	1,923,600	0.00%	1.45%	(5.25%)
2006	11.751	221,561	2,603,634	0.00%	1.45%	4.08%
2005	11.290	325,607	3,676,253	0.00%	1.45%	5.15%
2004	10.737	421,047	4,520,708	0.00%	1.45%	20.56%
2003	8.906	442,781	3,943,283	0.00%	1.45%	40.90%
Pioneer High Yield VCT Class II
Spinnaker & Mainsail
2007	11.272	71,285	803,380	5.10%	1.40%	4.13%
2006	10.825	19,265	208,522	5.39%	1.40%	6.74%
2005	10.141	8,138	82,522	5.20%	1.40%	0.28%
2004	10.112	-	-	0.00%	1.40%	1.12%
Spinnaker Advisor
2007	11.255	9,127	102,719	5.15%	1.45%	4.08%
2006	10.814	5,171	55,918	5.40%	1.45%	6.70%
2005	10.135	1,784	18,082	5.15%	1.45%	0.23%
2004	10.112	-	-	0.00%	1.45%	1.12%
Spinnaker with GMDB
2007	11.203	20	220	0.46%	1.60%	3.92%
Spinnaker Choice
2007	11.220	3,758	42,149	5.16%	1.55%	3.97%
2006	10.791	1,353	14,592	5.56%	1.55%	7.91%
Pioneer Mid-Cap Value VCT Class I
Spinnaker & Mainsail
2007	26.423	538,761	14,236,103	0.77%	1.40%	4.11%
2006	25.381	633,805	16,086,897	1.02%	1.40%	11.03%
2005	22.859	741,101	16,941,202	0.30%	1.40%	6.39%
2004	21.487	952,685	20,469,859	0.38%	1.40%	13.62%
2003	18.911	1,105,214	20,900,947	0.31%	1.40%	43.44%
Spinnaker Advisor
2007	10.483	46,660	489,130	0.76%	1.45%	4.06%
2006	10.074	50,785	511,625	1.02%	1.45%	10.97%
2005	9.078	64,279	583,512	0.31%	1.45%	6.34%
2004	8.537	87,945	750,774	0.38%	1.45%	13.57%
2003	7.517	86,349	649,130	0.37%	1.45%	43.65%
Pioneer Money Market VCT Class I
Spinnaker & Mainsail
2007	18.633	207,966	3,873,948	4.71%	1.40%	3.38%
2006	18.025	249,012	4,488,253	4.37%	1.40%	3.05%
2005	17.491	286,711	5,014,832	2.41%	1.40%	1.05%
2004	17.310	366,057	6,336,281	0.69%	1.40%	(0.71%)
2003	17.434	368,753	6,429,022	0.51%	1.40%	(0.90%)
Spinnaker Advisor
2007	11.022	67,370	742,230	4.73%	1.45%	3.32%
2006	10.667	137,671	1,468,556	4.47%	1.45%	2.99%
2005	10.357	98,224	1,017,284	2.34%	1.45%	1.00%
2004	10.254	160,197	1,642,734	0.65%	1.45%	(0.77%)
2003	10.334	316,587	3,271,513	0.51%	1.45%	(0.94%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Pioneer Real Estate VCT Class II2
Spinnaker & Mainsail
2007	$9.685	158,789	$1,537,852	2.90%	1.40%	(20.23%)
2006	12.141	61,478	746,397	2.45%	1.40%	21.41%
Spinnaker Advisor
2007	9.677	47,621	460,824	2.66%	1.45%	(20.27%)
2006	12.137	21,226	257,617	2.20%	1.45%	21.37%
Spinnaker with EEB
2007	9.661	88	847	3.04%	1.55%	(20.35%)
2006	12.129	30	363	2.65%	1.55%	21.29%
Spinnaker with GMDB
2007	9.652	77	738	2.58%	1.60%	(20.40%)
Spinnaker Choice
2007	9.661	3,698	35,718	2.29%	1.55%	(20.35%)
2006	12.129	8,742	106,025	2.57%	1.55%	21.29%
Pioneer Small-Cap Value VCT Class I2
Spinnaker & Mainsail
2007	23.276	505,500	11,765,839	0.70%	1.40%	(8.26%)
2006	25.372	600,759	15,242,261	0.82%	1.40%	10.71%
2005	22.917	675,901	15,489,898	0.61%	1.40%	13.35%
2004	20.218	862,713	17,442,241	0.00%	1.40%	20.60%
2003	16.764	846,355	14,188,166	0.69%	1.40%	40.80%
Spinnaker Advisor
2007	20.127	119,200	2,399,149	0.71%	1.45%	(8.31%)
2006	21.951	172,660	3,789,995	0.81%	1.45%	10.66%
2005	19.837	251,176	4,982,639	0.58%	1.45%	13.30%
2004	17.509	323,547	5,665,068	0.00%	1.45%	20.54%
2003	14.525	336,088	4,881,757	0.69%	1.45%	40.73%
Spinnaker with GMDB
2007	23.105	87	2,004	0.69%	1.60%	(8.45%)
2006	25.237	87	2,204	0.81%	1.60%	10.49%
2005	22.841	87	1,998	0.61%	1.60%	13.12%
2004	20.191	87	1,766	0.00%	1.60%	16.28%
Pioneer Small-Cap Value VCT Class II
Spinnaker & Mainsail
2007	11.489	237,023	2,723,252	0.52%	1.40%	(8.48%)
2006	12.554	231,065	2,900,693	0.00%	1.40%	12.56%
2005	11.153	229,855	2,563,540	0.00%	1.40%	9.56%
2004	10.180	14,246	145,020	0.00%	1.40%	1.80%
Spinnaker Advisor
2007	11.472	65,847	755,382	0.50%	1.45%	(8.52%)
2006	12.541	73,594	922,912	0.00%	1.45%	12.51%
2005	11.147	54,401	606,401	0.00%	1.45%	9.51%
2004	10.179	1,734	17,648	0.00%	1.45%	1.79%
Spinnaker with EEB
2007	11.436	103	1,172	0.47%	1.55%	(8.62%)
2006	12.515	36	444	0.00%	1.55%	25.15%
Spinnaker with GMDB
2007	11.419	55	617	0.44%	1.60%	(8.66%)
2006	12.502	55	680	0.00%	1.60%	12.34%
2005	11.129	3	29	0.00%	1.60%	9.33%
Spinnaker Choice
2007	11.436	3,534	40,407	0.46%	1.55%	(8.62%)
2006	12.515	4,914	61,495	0.00%	1.55%	12.39%
2005	11.135	3,803	42,343	0.00%	1.55%	9.40%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Pioneer Small-Cap Value VCT Class II (continued)
Spinnaker Choice with GMDB
2007	$11.366	67	$757	0.54%	1.75%	(8.80%)
2006	12.463	252	3,142	0.00%	1.75%	12.17%
2005	11.111	273	3,035	0.00%	1.75%	9.17%
Pioneer Strategic Income VCT Class II
Spinnaker & Mainsail
2007	11.228	130,537	1,465,496	5.19%	1.40%	4.69%
2006	10.725	38,174	409,361	5.24%	1.40%	4.77%
2005	10.237	25,365	259,657	5.62%	1.40%	1.07%
2004	10.129	-	-	0.00%	1.40%	1.29%
Spinnaker Advisor
2007	11.211	31,512	353,217	5.15%	1.45%	4.64%
2006	10.713	13,211	141,523	5.16%	1.45%	4.71%
2005	10.231	31,103	318,214	5.63%	1.45%	1.01%
2004	10.129	-	-	0.00%	1.45%	1.29%
Spinnaker Choice
2007	11.177	3,723	41,594	5.24%	1.55%	4.54%
2006	10.691	627	6,705	5.24%	1.55%	4.61%
2005	10.220	435	4,443	5.69%	1.55%	0.91%
Templeton Developing Markets II1
Spinnaker & Mainsail
2007	26.803	222,156	5,954,562	2.23%	1.40%	26.98%
2006	21.107	206,618	4,361,163	1.11%	1.40%	26.31%
2005	16.710	169,302	2,829,088	1.26%	1.40%	25.66%
2004	13.298	84,718	1,126,554	1.65%	1.40%	22.98%
2003	10.813	78,718	851,211	1.13%	1.40%	50.87%
Spinnaker Advisor
2007	27.749	59,929	1,662,974	2.24%	1.45%	26.92%
2006	21.863	69,301	1,515,144	1.11%	1.45%	26.25%
2005	17.317	67,312	1,165,654	1.09%	1.45%	25.59%
2004	13.788	31,623	436,003	1.84%	1.45%	22.92%
2003	11.217	29,407	329,873	0.48%	1.45%	50.79%
Spinnaker Choice
2007	24.386	11,472	279,748	1.51%	1.55%	26.79%
2006	19.233	17,149	329,815	0.91%	1.55%	26.13%
2005	15.249	4,004	61,063	0.34%	1.55%	25.48%
Spinnaker Choice with GMDB
2007	24.208	124	3,014	0.00%	1.75%	26.54%
Templeton Global Income Securities II
Spinnaker & Mainsail
2007	11.938	132,745	1,584,750	2.13%	1.40%	9.45%
2006	10.907	45,542	496,738	3.00%	1.40%	11.21%
2005	9.808	27,212	266,901	6.15%	1.40%	(2.05%)
Spinnaker Advisor
2007	11.922	53,948	643,175	2.52%	1.45%	9.39%
2006	10.898	23,753	258,863	1.82%	1.45%	11.15%
2005	9.805	8,039	78,817	5.23%	1.45%	(2.08%)
Spinnaker with GMDB
2007	11.875	110	1,301	0.00%	1.60%	9.24%
Spinnaker Choice
2007	11.890	5,105	60,706	2.61%	1.55%	9.28%
2006	10.880	2,145	23,339	0.00%	1.55%	8.80%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Templeton Global Income Securities II (continued)
Spinnaker Choice with GMDB
2007	$11.827	285	$3,361	2.79%	1.75%	9.07%
2006	10.844	286	3,096	4.66%	1.75%	8.44%
Templeton Growth Securities II1
Spinnaker & Mainsail
2007	15.413	449,320	6,925,660	1.32%	1.40%	0.91%
2006	15.273	408,888	6,245,212	1.32%	1.40%	20.12%
2005	12.715	348,066	4,425,710	1.13%	1.40%	7.35%
2004	11.844	213,751	2,531,674	1.08%	1.40%	14.41%
2003	10.352	103,265	1,069,023	1.42%	1.40%	30.30%
Spinnaker Advisor
2007	15.370	35,308	542,691	1.51%	1.45%	0.87%
2006	15.238	28,349	431,989	1.28%	1.45%	20.06%
2005	12.692	33,757	428,440	1.07%	1.45%	7.30%
2004	11.828	26,974	319,055	1.15%	1.45%	14.35%
2003	10.344	27,037	279,659	1.63%	1.45%	30.24%
Spinnaker with GMDB
2007	15.301	659	10,081	1.31%	1.60%	0.72%
2006	15.192	659	10,019	1.34%	1.60%	19.88%
2005	12.673	659	8,357	1.74%	1.60%	7.14%
2004	11.828	96	1,135	0.00%	1.60%	12.18%
Spinnaker Choice
2007	14.538	4,415	64,185	1.13%	1.55%	0.77%
2006	14.427	5,869	84,673	1.36%	1.55%	19.94%
2005	12.029	3,641	43,793	1.51%	1.55%	7.20%
Spinnaker Choice with GMDB
2007	14.431	558	8,058	1.32%	1.75%	0.56%
2006	14.351	558	8,012	1.34%	1.75%	19.70%
2005	11.989	558	6,690	0.00%	1.75%	6.99%
Vanguard Balanced[1]
Focus Tier I
2007	10.014	16,968	169,919	0.00%	1.35%	0.14%
Focus Tier III
2007	10.023	8,215	82,337	0.00%	1.20%	0.23%
Vanguard High Yield Bond[1]
Focus Tier I
2007	9.721	4,863	47,272	0.00%	1.35%	(2.79%)
Focus Tier II
2007	9.724	2,847	27,685	0.00%	1.30%	(2.76%)
Focus Tier II with GMDB
2007	9.719	1,532	14,886	0.00%	1.40%	(2.81%)
Focus Tier V with GMDB
2007	9.735	17,452	169,905	0.00%	1.10%	(2.65%)
Vanguard International[1]
Focus Tier I
2007	10.312	7,003	72,217	0.00%	1.35%	3.12%
Focus Tier II
2007	10.315	4,174	43,055	0.00%	1.30%	3.15%
Focus Tier II with GMDB
2007	10.309	931	9,597	0.00%	1.40%	3.09%
Focus Tier V with GMDB
2007	10.327	10,926	112,827	0.00%	1.10%	3.27%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Vanguard Mid-Cap Index[1]
Focus Tier I
2007	$9.232	12,299	$113,544	0.00%	1.35%	(7.68%)
Focus Tier II
2007	9.235	6,845	63,211	0.00%	1.30%	(7.65%)
Focus Tier III
2007	9.240	8,639	79,822	0.00%	1.20%	(7.60%)
Focus Tier II with GMDB
2007	9.229	3,660	33,777	0.00%	1.40%	(7.71%)
Focus Tier V with GMDB
2007	9.245	43,299	400,314	0.00%	1.10%	(7.55%)
Vanguard REIT Index[1]
Focus Tier I
2007	7.985	1,909	15,246	0.00%	1.35%	(20.15%)
Focus Tier II
2007	7.988	1,834	14,649	0.00%	1.30%	(20.12%)
Focus Tier II with GMDB
2007	7.983	955	7,624	0.00%	1.40%	(20.17%)
Focus Tier V with GMDB
2007	7.997	11,181	89,415	0.00%	1.10%	(20.03%)
Vanguard Total Bond Market Index[1]
Focus Tier I
2007	10.496	9,735	102,165	0.00%	1.35%	4.96%
Focus Tier II
2007	10.499	10,830	113,697	0.00%	1.30%	4.99%
Focus Tier III
2007	10.505	8,168	85,802	0.00%	1.20%	5.05%
Focus Tier II with GMDB
2007	10.493	5,244	55,021	0.00%	1.40%	4.93%
Focus Tier V with GMDB
2007	10.511	60,397	634,821	0.00%	1.10%	5.11%
Vanguard Total Stock Market Index[1]
Focus Tier I
2007	9.486	13,969	132,518	0.00%	1.35%	(5.14%)
Focus Tier II
2007	9.489	13,314	126,342	0.00%	1.30%	(5.11%)
Focus Tier III
2007	9.494	8,399	79,748	0.00%	1.20%	(5.06%)
Focus Tier II with GMDB
2007	9.484	4,414	41,862	0.00%	1.40%	(5.16%)
Focus Tier V with GMDB
2007	9.500	52,408	497,869	0.00%	1.10%	(5.00%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[3]	Expense Ratio[4]	Total Return[5]
Wanger U.S. Smaller Companies
Spinnaker & Mainsail
2007	$46.120	11,198	$516,406	0.00%	1.40%	3.92%
2006	44.382	11,987	531,993	0.24%	1.40%	6.38%
2005	41.721	15,840	660,882	0.00%	1.40%	9.71%
2004	38.028	18,343	697,561	0.00%	1.40%	16.68%
2003	32.591	23,822	776,383	0.00%	1.40%	41.23%

  1  Reference Note 1 for current year name changes, reorganizations and commencement dates.

  2  Reference Note 5 for prior year name changes, reorganizations and commencement dates.

  3  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense charges and asset related administration charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

  4  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  5  These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect deductions for all items included in the expense ratio with the exception of fund reorganizations. Funds that have reorganized during the year present information through the time of reorganization. The total return ratio does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or form the effective date through the end of the reporting period.

Symetra Separate Account C

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account C

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account C (comprising, respectively, the AIM Capital Appreciation I, AIM Capital Appreciation II, AIM Capital Development Series I, AIM Capital Development Series II, AIM Global Healthcare, AIM Global Real Estate, AIM International Growth I, AIM International Growth II, American Century Balanced, American Century Inflation Protection II, American Century International, American Century Large Company Value II, American Century Ultra I, American Century Ultra II, American Century Value, Dreyfus Appreciation, Dreyfus MidCap Stock, Dreyfus Quality Bond, Dreyfus Socially Responsible, Dreyfus Stock Index, Dreyfus Technology Growth, DWS Balanced VIP A, DWS International VIP A, Federated Capital Income, Federated High Income Bond, Federated International Equity, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Equity Income, Fidelity Growth, Fidelity Growth & Income, Fidelity Growth Opportunities, Fidelity Index 500, Fidelity Mid-Cap Advisor II, Fidelity Money Market Fund, Fidelity VIP Money Market Service Class, Franklin Flex Cap Growth Securities, Franklin Income Securities Fund Class II, Franklin Small Cap Value Fund II, Franklin Small-Mid Cap Growth II, Franklin U.S. Government II, Ibbotson Aggressive Growth Class I, Ibbotson Balanced Class I, Ibbotson Conservative Class I, Ibbotson Growth Class I, Ibbotson Income and Growth Class I, ING JP Morgan Emerging Markets Equity I, ING Global Resources, JP Morgan International Equity, JP Morgan Mid-Cap Value, JP Morgan US Large Cap Core Equity, Mutual Shares Securities, PIMCO All Asset Portfolio Advisor, PIMCO Commodity Fund Admin, Pioneer Bond VCT Class I, Pioneer Emerging Markets VCT Class II, Pioneer Equity Income VCT Class II, Pioneer Fund VCT Class I, Pioneer Growth Opportunities VCT Class I, Pioneer High Yield VCT Class II, Pioneer Mid-Cap Value VCT Class I, Pioneer Money Market VCT Class I, Pioneer Real Estate VCT Class II, Pioneer Small-Cap Value VCT Class I, Pioneer Small-Cap Value VCT Class II, Pioneer Strategic Income VCT Class II, Templeton Developing Markets II, Templeton Global Income Securities II, Templeton Growth Securities II, Vanguard Balanced, Vanguard High Yield Bond, Vanguard International, Vanguard Mid-Cap Index, Vanguard REIT Index, Vanguard Total Bond Market Index, Vanguard Total Stock Market Index and Wanger U.S. Smaller Companies sub-accounts) ("the Separate Account") as of December 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account C at December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 18, 2008

SYMETRA SEPARATE ACCOUNT C

PART C

OTHER INFORMATION

Item 24	Financial Statements and Exhibits

a.

Financial Statements The following audited financial statements of Symetra Separate Account C and Symetra Life Insurance Company (“Symetra Life”) are included in the Statement of Additional Information of this Registration Statement:

1.

The statements of assets and liabilities of Symetra Separate Account C as of December 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended.

	2.	The consolidated financial statements of Symetra Life Insurance Company and Subsidiaries as of December 31, 2007 and for each of the years in the three-year period ended December 31, 2007.

b.	Exhibits

Exhibit	Description	Reference

1	Resolution of Board of Directors of the Symetra Life authorizing the Separate Account	1/

2	Not Applicable

3	(i) Principal Underwriter’s Agreement	1/
	Amendment to Principal Underwriter’s Agreement	4/
	(ii) Form of Broker-Dealer Selling Agreement	2/

4.	(i) Individual Flexible Premium Deferred Variable Annuity Contract	10/
	(ii) Form of Individual Flexible Premium Deferred Variable AnnuityContractData Page	Filed Herewith
	(iii) Guaranteed Minimum Death Benefit – Age Extension	5/
	(iv) Capital Preservation Rider (“CPR”)	10/
	(v) Form of Guaranteed Long Life Benefit Rider	Filed Herewith

5.	Application for Annuity Contract.	10/

6.	(i) Copy of Articles of Incorporation of Symetra as amended 11/26/90.	1/
	Amendment to Articles of Incorporation of Symetra dated 9/1/04	3/
	Amendment to Articles of Incorporation of Symetra dated 5/27/05	Filed Herewith
	(ii) Copy of the Bylaws of Symetra as amended 12/6/05	Filed Herewith

7.	Not Applicable

8.	Participation Agreement (Fidelity)	6/
	Form of Sub-Licensing Agreement	6/
	Form of Amendment No. 1 to Participation Agreement (Fidelity)	8/

	Form of Participation Agreement (Vanguard)	7/
	Form of Amendment No. 1 to Participation Agreement (Vanguard)	8/

	Form of Participation Agreement (Ibbotson)	7/
	Form of Amendment No. 1 to Participation Agreement (Ibbotson)	9/

	Form of Participation Agreement (DWS/Scudder)	9/

9.	Opinion and Consent of Counsel	Filed Herewith

Exhibit	Description	Reference

10.	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

11.	Not Applicable

12.	Not Applicable

1/

Incorporated by reference to Registrant’s Initial Product Filing to Form N-4 registration statement of Symetra Separate Account C filed with the Securities and Exchange Commission (“SEC”) on June 16, 1995 (File No. 33-60331).

2/	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).

3/	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 1, 2004 (File No. 33-69712).

4/	Incorporated by reference to Post-Effective Amendment No. 23 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 28, 2006 (File No. 33-69712).

5/	Incorporated by reference to Registrant’s Initial Product Filing to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on September 18, 2006 (File No. 333-137411).

6/	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).

7/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).

8/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).

9/	Incorporated by reference to Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).

10/	Incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 29, 2008 (File No. 333-137411).

Item 25. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Separate Account C or the variable annuity contracts offered through Symetra Separate Account C.

Name	Positions with Symetra	Principal Business Address
Randall H. Talbot	Director, President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Roger F. Harbin	Director, Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director, Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

George C. Pagos	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jennifer V. Davies	Director, Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Tommie Brooks	Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jon David Parker	Assistant Vice President and Senior Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jean B. Liebmann	Assistant Vice President and Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michele M. Kemper	Vice President and Chief Compliance Officer of the Separate Account	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Linda C. Mahaffey	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 26.  Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Separate Account C (“Registrant”).  Symetra Life established Registrant by resolution of its Board of Directors pursuant to Washington law.  Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation.   Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements.  In addition, Symetra Life files a separate financial statement in connection with its issuance of products associated with its registration statement.  Following is the organizational chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company
Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company
Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company
First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company
Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements

Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company
Employee Benefit Consultants, Inc.	100% Symetra Administrative Services, Inc.	WI	Third Party Administrator
Wisconsin Pension and Group Services, Inc.	100% Symetra Administrative Services, Inc.	WI	Insurance Agency
Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter
Symetra Services Corporation	100% Symetra Financial Corporation	WA	Administrative Services
Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer
TFS Training & Consulting, Inc.	100% Symetra Financial Corporation	WA	Training and Consulting
Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring
Medical Risk Managers Holdings, Inc.	100% Symetra Financial Corporation	DE	Holding Company
Medical Risk Managers, Inc.	100% Medical Risk Managers Holdings, Inc.	DE	Managing Underwriter
Health Network Strategies, LLC	60% Symetra Financial Corporation, 40% Other Members	DE	Benefit Plan Consultant

Item 27.  Number of Contract Owners

As of June 30, 2008, there were 27,124 Contract Owners under the Registrant.

Item 28.  Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.  In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws or statutes or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

a.                           Symetra Securities, Inc., the principal underwriter for the contracts, also acts as the principal underwriter for Symetra Life’s Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

b.                          The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Linda C. Mahaffey	Director and President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Roger F. Harbin	Director, Senior Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Joanne M. Salisbury	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

LeeAnna G.K. Glessing	Assistant Vice President, Treasurer and Financial Principal	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Assistant Vice President and Chief Compliance Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Laurie A. Hubbard	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

c.                           During the fiscal year ended December 31, 2007, Symetra Securities, Inc. received $5,126,947 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained.  Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 30.  Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings

1.		The Registrant hereby undertakes to:

a.

File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b.

Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

	c.	Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

1.

Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

a.

Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

	b.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

c.

Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

d.

Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

2.

Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Symetra Life.

Item 33.  Fee Representation

Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 28th day of August 2008.

Symetra Separate Account C
Registrant

By:	Symetra Life Insurance Company

By:	RANDALL H. TALBOT*
Randall H. Talbot, President

Symetra Life Insurance Company
Depositor

By:	RANDALL H. TALBOT*
Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.  Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 20, 2006 (File No. 333-136776).

NAME	TITLE

Allyn D. Close *	Director, Senior Vice President
Allyn D. Close

Jennifer V. Davies *	Director, Senior Vice President
Jennifer V. Davies

Roger F. Harbin *	Director and Executive Vice President
Roger F. Harbin

Margaret A. Meister *	Director, Chief Financial Operator and
Margaret A. Meister	Executive Vice President

Colleen M. Murphy *	Vice President, Controller, Treasurer and
Colleen M. Murphy	Assistant Secretary

/s/ George C. Pagos	Director, Senior Vice President, General Counsel and
George C. Pagos	Secretary

Randall H. Talbot *	Director and President
Randall H. Talbot